UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

October 31, 2017

1290 Funds Annual Report

October 31, 2017

Overview

Market Overview

Year Ended 10/31/17

Full year market commentary ending October 2017.

Over the course of the year, the global economy experienced relatively steady expansion, with low inflation and accommodating monetary policies.

In the U.S., for the first time in six years the Federal Reserve (Fed) raised the short-term interest rate in December 2016, then again in March and June of 2017, noting a strengthening labor market, moderate economic expansion and a stable unemployment rate. The appearance of hurricanes Harvey and Irma seemed to influence policy makers, as they deferred on a rate hike at the end of October 2017, choosing instead to start the process of “quantitative tightening,” and suggesting a rate hike was in the cards for December.

The European Central Bank (ECB) left its deposit rate unchanged, consistent with the last five quarters, and according to experts is looking for more sustained growth before tightening monetary policy. Inflation continued to be low as Europe experienced continued low unemployment, with strong corporate profits and economic growth driving equity rallies in Germany and France. The European political situation continued to offer challenges as Angela Merkel was reelected as German Chancellor, but lost important seats in the parliament. The U.K. political outlook was also uncertain, as news was dominated by the Brexit vote and, later, negotiations that produced little clarity on how the country would transition out. The U.K. began seeing late-cycle pressures, with deteriorating consumer expectations, rising inflation, and Brexit uncertainties.

In currencies, while the U.S. dollar gained strength after the presidential election, it weakened over the following quarters, helping emerging markets recover from losses at the end of 2016. Emerging markets continued to do well throughout 2017.

Against this backdrop, bonds experienced a sudden selloff in the U.S. Treasury market with the Trump election in November 2016, and again as the Fed raised rates in 2017. Most fixed-income categories rebounded, however, with lower-quality bonds leading the way. Despite an abundance of geopolitical risks, hurricanes and other headlines throughout the year, investors seemed to look for more risk in 2017, particularly in the emerging markets, as hard and local currency bond indices performed well.

Overall, with low volatility and decent earnings growth from corporations, investor confidence in the U.S. equity markets remained high and continued to drive gains. Investors started out the reporting period heavily focused on the outcome of the presidential election and the Fed’s plans. The election appeared to give investors a sense of confidence initially, and equities climbed to new highs late in 2016. However, as 2017 progressed, the domestic markets pulled back a bit, as the new administration faced challenges passing promised legislation. Nonetheless, all major U.S. equity categories were positive throughout the reporting period.

Small caps and growth stocks outperformed larger-capitalization and value-style stocks in the past 12 months.

Outside the U.S., equity markets showed improvement throughout the past year, as corporate earnings were upbeat in Europe and Japan, economic data was encouraging from China, and emerging markets profited from a lower dollar. Experts suggest that the primary drivers of international equity returns included the durability of U.S. growth and the timing of Fed tightening, concerns over China’s economic and global growth outlook, tensions over North Korea, the British referendum to exit the European Union, risk in the Middle East and the election and politics of President Trump. As these political uncertainties dissipated and economic growth improved, international stocks generally rose.

Overall, emerging markets produced robust returns — due to a weaker dollar but also faster earnings growth, and continued easing in global monetary policies. In Latin America, as Brazil cleaned house, with President Michel Temer cleared of corruption charges, its equity markets saw double digit returns as the country looks forward to the 2018 elections. Mexico’s central bank, on the other hand, hiked its benchmark rate to the highest level in eight years in response to continued rising inflation.

Source: AXA Equitable Funds Management Group, LLC doing business as 1290 Asset Managers®. As of 10/31/17.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor.

PAST PERFORMANCE IS NO GUARANTEE OP FUTURE RESULTS. No investment is risk-free. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Index performance is referenced for illustrative purposes only. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change. Please see the Portfolio of Investments for a complete list of fund holdings.

NOTES ON PERFORMANCE

Total Returns

Performance of the 1290 Funds as shown on the following pages compares each Fund’s performance to that of a broad-based securities index and, with respect to certain Funds, customized composite benchmarks. Each Fund’s rates of return are net of investment advisory fees and expenses of the Fund. Each Fund has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Fund will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Benchmarks

60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the S&P 500® Index at a weighting of 60% and the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 40%.

Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities.

ICE BofAML 3-Month U.S. Treasury Bill Index, formerly BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

ICE BofAML U.S. Convertibles Index, formerly BofA Merrill Lynch All U.S. Convertibles Index, consists of U.S. dollar denominated investment grade and non-investment grade convertible securities sold into the U.S. market and publicly traded in the United States. The index constituents are market value weighted based on the convertible securities prices and outstanding shares, and the underlying index is rebalanced daily.

ICE BofAML US High Yield Index, formerly BofA Merrill Lynch U.S. High Yield Master II Index, tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. It is capitalization-weighted.

ICE BofAML USD 3-Month Deposit Offered Rate Constant Maturity Index, formerly known BofA Merrill Lynch USD 3-Month Deposit Offered Rate Constant Maturity Index, tracks the performance of a synthetic asset paying the London interbank offered rate (LIBOR) to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Morgan Stanley Capital International (MSCI) ACWI Minimum Volatility (Net) Index, aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 23 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the index has shown lower beta and volatility characteristics relative to the MSCI ACWI Index.

Morgan Stanley Capital International (MSCI) ACWI (Net) Index, formerly Morgan Stanley Capital International (MSCI) AC World (Net) Index, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. The index covers approximately 85% of global investment opportunities.

Morgan Stanley Capital International (MSCI) World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.

Russell 2500™ Value Index measures the performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

The Standard & Poor’s Target Date Index Series (each, an “S&P Target Date Index”) comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

Glossary

Derivative is a financial instrument with a price that is dependent upon or derived from one or more underlying assets.

Diversified spread is the sale of multiple, diversified futures contracts and the purchase of other multiple, diversified offsetting futures contracts. A spread tracks the difference between a long and short position.

Long position is the buying of a security or financial instrument such as a stock, commodity or currency with the expectation the asset will rise in value.

Mortgage backed security (MBS) is a type of asset-backed security that is secured by a mortgage or collection of mortgages.

Quantitative easing is the introduction of new money into the money supply by a central bank.

NOTES ON PERFORMANCE

Shiller Barclays Cyclically Adjusted Price-to-Earnings (CAPE) Total Return Index aims to identify undervalued sectors in the large-cap equity market based on a modified CAPE® ratio, which is designed to assess longer term equity valuations by using an inflation adjusted earnings horizon.

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices.

Swap is a derivative contract through which two parties exchange financial instruments.

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	Palisade Capital Management, L.L.C.

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/17
		1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	16.82%	5.91%
	with Sales Charge (a)	11.57	3.84
Fund – Class I Shares*		17.11	6.18
Fund – Class R Shares*		16.53	5.65
ICE BofAML U.S. Convertibles Index		18.13	7.41
* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Convertible Securities Fund and the ICE BofAML All U.S. Convertibles Index from 7/6/15 to 10/31/17. The performance of the ICE BofAML All U.S. Convertibles Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML All U.S. Convertibles Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 17.11% for the year ended October 31, 2017. The Fund’s benchmark, the ICE BofAML U.S. Convertibles Index, returned 18.13% over the same year.

Fund Overview — Palisade Capital Management, LLC

Whatever anxieties existed heading into the U.S. Presidential election seemed to have been swept aside with a surprising Trump victory in November 2016. Post-election euphoria, prompted by the prospect of pro-business legislative and tax reform and improving economic fundamentals, as evidenced by the strongest U.S. gross domestic product (GDP) growth in over two years, bolstered investor sentiment and market momentum throughout the year. All major U.S. equity indices closed 2016 near record highs. High yield markets, despite the headwind of three interest rate hikes by the Federal Reserve, also rallied to new highs.

As would be expected, convertibles benefited from this combination of positive equity and credit performance. The best performing sectors were the cyclically-sensitive technology, transportation, and consumer discretionary sectors while the lagging sectors were the more defensive energy, telecommunications, and consumer staples sectors. Healthcare also faced headwinds from the uncertain policy situation regarding attempts to repeal and replace the Affordable Care Act and as a result, slightly lagged the overall performance of the convertible market. As in the prior twelve-month period, large cap convertibles led the market higher, followed by small cap convertibles, which rebounded from their poor showing in the prior period. From a style perspective, growth convertibles benefited from the market’s risk-on mentality and outperformed value convertibles.

Fund Highlights

What helped performance during the year?

•

Strong security selection in the technology sector was a significant contributor to the Fund’s results for the period, led by Novellus Systems, Inc., two Micron Technology, Inc. holdings, NVIDIA Corporation, and The Priceline Group, Inc.

•	XPO Logistics, Inc., in the transportation sector, posted triple-digit returns for the period, further boosting relative results.

•	CalAtlantic, in the industrials sector, also helped bolster performance for the period.

What hurt performance during the year?

•	Security selection in the telecommunications sector detracted from results, held back by a weak return from Frontier Communications Corp.

•	Teva Pharmaceutical Industries Ltd., in the healthcare sector, produced a headwind for absolute results.

•	In the energy sector, Southwestern Energy Company further held back results.

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

Fund Characteristics As of October 31, 2017
Weighted Average Life (Years)	N/A
Weighted Average Coupon (%)	N/A
Weighted Average Modified Duration (Years)*	N/A
Weighted Average Rating**	BB

*   Modified duration is a measure of the price sensitivity of the Fund to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of October 31, 2017	% of Net Assets
Information Technology	38.1%
Health Care	18.4
Consumer Discretionary	11.5
Financials	10.4
Industrials	7.2
Energy	4.8
Telecommunication Services	2.0
Real Estate	1.9
Materials	1.7
Consumer Staples	0.7
Utilities	0.5
Investment Companies	0.1
Cash and Other	2.7

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class A
Actual	$1,000.00	$1,065.90	$6.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61
Class I
Actual	1,000.00	1,067.20	5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class R
Actual	1,000.00	1,064.50	8.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.39	7.88

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.30%, 1.05% and 1.55%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (76.8%)
Consumer Discretionary (11.5%)
Automobiles (0.9%)
Tesla, Inc.
2.375%, 3/15/22	$178,000	$216,048

Hotels, Restaurants & Leisure (1.5%)
Caesars Entertainment Corp.
5.000%, 10/1/24	177,000	347,362

Household Durables (1.1%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	168,000	264,180

Internet & Direct Marketing Retail (3.6%)
Ctrip.com International Ltd.
1.250%, 9/15/22	45,000	46,856
IAC FinanceCo, Inc.
0.875%, 10/1/22§	69,000	74,477
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	102,000	104,295
Priceline Group, Inc. (The)
0.350%, 6/15/20	418,000	621,775

		847,403

Media (4.4%)
DISH Network Corp.
3.375%, 8/15/26	520,000	559,325
Liberty Interactive LLC
1.750%, 9/30/46§	177,000	199,899
Liberty Media Corp.
1.375%, 10/15/23	90,000	107,901
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23§	71,000	84,668
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	74,025

		1,025,818

Total Consumer Discretionary		2,700,811

Energy (3.6%)
Energy Equipment & Services (1.4%)
Ensco Jersey Finance Ltd.
3.000%, 1/31/24§	61,000	51,545
Nabors Industries, Inc.
0.750%, 1/15/24§	119,000	87,763
SEACOR Holdings, Inc.
3.000%, 11/15/28	57,000	52,226
Weatherford International Ltd.
5.875%, 7/1/21	147,000	148,286

		339,820

Oil, Gas & Consumable Fuels (2.2%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	83,475
Chesapeake Energy Corp.
5.500%, 9/15/26§	139,000	123,102
PDC Energy, Inc.
1.125%, 9/15/21	159,000	155,224
SM Energy Co.
1.500%, 7/1/21	156,000	149,662

		511,463

Total Energy		851,283

Financials (3.1%)
Capital Markets (0.1%)
New Mountain Finance Corp.
5.000%, 6/15/19	31,000	31,872

Consumer Finance (0.5%)
Encore Capital Group, Inc.
3.250%, 3/15/22§	30,000	35,662
PRA Group, Inc.
3.500%, 6/1/23§	99,000	89,286

		124,948

Insurance (1.2%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	289,124

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	66,000	66,784
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	59,512

		126,296

Thrifts & Mortgage Finance (0.7%)
LendingTree, Inc.
0.625%, 6/1/22§	106,000	149,990

Total Financials		722,230

Health Care (13.1%)
Biotechnology (5.7%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	60,084
AMAG Pharmaceuticals, Inc.
3.250%, 6/1/22	50,000	45,625
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	89,622
1.500%, 10/15/20	181,000	205,322
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	120,143
Flexion Therapeutics, Inc.
3.375%, 5/1/24 (b)§	144,000	163,170
Incyte Corp.
1.250%, 11/15/20	75,000	165,984
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	29,000	22,638
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	128,000	144,080
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	75,000	67,500
Neurocrine Biosciences, Inc.
2.250%, 5/15/24§	65,000	74,466
Radius Health, Inc.
3.000%, 9/1/24	60,000	54,525
TESARO, Inc.
3.000%, 10/1/21	40,000	134,750

		1,347,909

Health Care Equipment & Supplies (1.6%)
DexCom, Inc.
0.750%, 5/15/22§	60,000	53,062
Hologic, Inc.
0.000%, 12/15/43 (e)	83,000	100,430

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

NuVasive, Inc.
2.250%, 3/15/21	$137,000	$158,578
Wright Medical Group, Inc.
2.000%, 2/15/20	58,000	62,785

		374,855

Health Care Providers & Services (1.5%)
Anthem, Inc.
2.750%, 10/15/42	18,000	51,480
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	204,975
1.625%, 8/15/44	26,000	32,094
Teladoc, Inc.
3.000%, 12/15/22§	60,000	64,537

		353,086

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	108,806
Evolent Health, Inc.
2.000%, 12/1/21§	22,000	23,471

		132,277

Pharmaceuticals (3.7%)
Depomed, Inc.
2.500%, 9/1/21	85,000	61,412
Dermira, Inc.
3.000%, 5/15/22§	104,000	112,775
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	125,000	114,375
Innoviva, Inc.
2.125%, 1/15/23	136,000	124,865
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	123,450
1.500%, 8/15/24§	59,000	56,161
Medicines Co. (The)
2.500%, 1/15/22	131,000	142,463
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22§	131,000	121,257

		856,758

Total Health Care		3,064,885

Industrials (6.3%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23§	52,000	71,793

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.
2.500%, 5/1/20	139,000	137,610

Commercial Services & Supplies (0.2%)
Team, Inc.
5.000%, 8/1/23§	57,000	52,404

Construction & Engineering (1.6%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	207,864
Tutor Perini Corp.
2.875%, 6/15/21	143,000	163,824

		371,688

Machinery (2.2%)
Chart Industries, Inc.
2.000%, 8/1/18	208,000	207,610
Greenbrier Cos., Inc. (The)
3.500%, 4/1/18	30,000	43,800
2.875%, 2/1/24§	6,000	7,016
Meritor, Inc.
3.250%, 10/15/37§	60,000	64,200
Navistar International Corp.
4.750%, 4/15/19	121,000	131,361
Trinity Industries, Inc.
3.875%, 6/1/36	37,000	51,430

		505,417

Professional Services (0.4%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	95,000	89,063

Transportation Infrastructure (1.0%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	63,075
2.000%, 10/1/23	191,000	183,121

		246,196

Total Industrials		1,474,171

Information Technology (37.0%)
Communications Equipment (2.8%)
CalAmp Corp.
1.625%, 5/15/20	60,000	63,900
Ciena Corp.
3.750%, 10/15/18	150,000	177,375
4.000%, 12/15/20	44,000	57,667
Finisar Corp.
0.500%, 12/15/36§	81,000	77,355
Lumentum Holdings, Inc.
0.250%, 3/15/24§	59,000	74,783
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	202,094

		653,174

Electronic Equipment, Instruments & Components (1.4%)
Knowles Corp.
3.250%, 11/1/21	59,000	69,325
TTM Technologies, Inc.
1.750%, 12/15/20	105,000	181,191
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	86,375

		336,891

Internet Software & Services (3.7%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	61,000	59,932
Altaba, Inc.
(Zero Coupon), 12/1/18	67,000	92,125
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	150,937
Pandora Media, Inc.
1.750%, 12/1/20	110,000	102,712
Twitter, Inc.
0.250%, 9/15/19	125,000	118,438

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

VeriSign, Inc.
4.702%, 8/15/37	$100,000	$314,188
Weibo Corp.
1.250%, 11/15/22 (b)§	30,000	31,275

		869,607

IT Services (1.4%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22	192,000	192,120
Cardtronics, Inc.
1.000%, 12/1/20	41,000	37,822
CSG Systems International, Inc.
4.250%, 3/15/36	89,000	96,454

		326,396

Semiconductors & Semiconductor Equipment (17.7%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	83,000	130,829
Inphi Corp.
1.125%, 12/1/20	87,000	107,771
0.750%, 9/1/21	15,000	15,610
Integrated Device Technology, Inc.
0.875%, 11/15/22	150,000	172,687
Intel Corp. 3.250%, 8/1/39	226,000	491,550
Microchip Technology, Inc.
1.625%, 2/15/25	137,000	251,823
1.625%, 2/15/27§	485,000	610,797
2.250%, 2/15/37§	12,000	15,210
Micron Technology, Inc.
Series F 2.125%, 2/15/33	47,000	190,085
Series G 3.000%, 11/15/43	499,000	773,450
Novellus Systems, Inc. 2.625%, 5/15/41	109,000	675,596
NVIDIA Corp. 1.000%, 12/1/18	15,000	153,872
ON Semiconductor Corp. 1.000%, 12/1/20	120,000	154,725
Silicon Laboratories, Inc. 1.375%, 3/1/22§	12,000	14,385
Spansion LLC 2.000%, 9/1/20	56,000	174,790
SunPower Corp.
0.750%, 6/1/18	56,000	54,250
4.000%, 1/15/23	30,000	23,700
Synaptics, Inc. 0.500%, 6/15/22§	61,000	54,824
Veeco Instruments, Inc. 2.700%, 1/15/23	72,000	65,790

		4,131,744

Software (9.7%)
Citrix Systems, Inc. 0.500%, 4/15/19	150,000	183,937
FireEye, Inc.
Series A 1.000%, 6/1/35	148,000	139,860
HubSpot, Inc. 0.250%, 6/1/22§	61,000	68,777

Nuance Communications, Inc. 1.000%, 12/15/35	158,000	145,064
Proofpoint, Inc. 0.750%, 6/15/20	63,000	81,152
PROS Holdings, Inc. 2.000%, 12/1/19	80,000	79,800
RealPage, Inc. 1.500%, 11/15/22§	47,000	57,663
Red Hat, Inc. 0.250%, 10/1/19	118,000	195,659
Rovi Corp. 0.500%, 3/1/20	60,000	58,275
salesforce.com, Inc. 0.250%, 4/1/18	354,000	543,832
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	119,875
(Zero Coupon), 6/1/22§	119,000	133,429
Synchronoss Technologies, Inc. 0.750%, 8/15/19	95,000	88,766
Take-Two Interactive Software, Inc. 1.000%, 7/1/18	30,000	154,088
Verint Systems, Inc. 1.500%, 6/1/21	129,000	126,339
Workday, Inc.
0.750%, 7/15/18	59,000	79,724
0.250%, 10/1/22§	15,000	15,159

		2,271,399

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc. 0.750%, 9/1/19	65,000	63,375

Total Information Technology		8,652,586

Materials (1.7%)
Construction Materials (1.7%)
Cemex SAB de CV 3.720%, 3/15/20	365,000	388,041

Total Materials		388,041

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Colony NorthStar, Inc. (REIT) 5.000%, 4/15/23	65,000	66,869
Starwood Waypoint Homes (REIT) 3.500%, 1/15/22§	54,000	60,412

Total Real Estate		127,281

Total Convertible Bonds		17,981,288

Total Long-Term Debt Securities (76.8%) (Cost $16,102,693)		17,981,288

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.7%)
Food Products (0.7%)
Bunge Ltd., 4.875%	592	61,686
Post Holdings, Inc., 2.500%	595	93,192

Total Consumer Staples		154,878

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Shares	Value (Note 1)

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Hess Corp., 8.000%	1,390	$76,728
Kinder Morgan, Inc.,
Series A 9.750%	1,691	63,582
Southwestern Energy Co.,
Series B 6.250%	4,000	50,920
WPX Energy, Inc.,
Series A 6.250%	1,480	75,776

Total Energy		267,006

Financials (7.3%)
Banks (7.1%)
Bank of America Corp.,
Series L 7.250%	292	378,712
Huntington Bancshares, Inc.,
Series A 8.500%	347	487,535
Wells Fargo & Co.,
Series L 7.500%	610	799,100

		1,665,347

Capital Markets (0.2%)
AMG Capital Trust II, 5.150%	545	32,973

Total Financials		1,698,320

Health Care (5.3%)
Health Care Equipment & Supplies (1.8%)
Becton Dickinson and Co.,
Series A 6.125%	7,569	429,692

Health Care Providers & Services (1.6%)
Anthem, Inc., 5.250%	6,880	366,567

Pharmaceuticals (1.9%)
Allergan plc,
Series A 5.500%	703	452,514

Total Health Care		1,248,773

Industrials (0.9%)
Commercial Services & Supplies (0.2%)
Stericycle, Inc., 5.250%	798	45,438

Machinery (0.7%)
Rexnord Corp.,
Series A 5.750%	1,335	76,816
Stanley Black & Decker, Inc., 5.375%	802	94,852

		171,668

Total Industrials		217,106

Information Technology (1.1%)
Electronic Equipment, Instruments & Components (1.1%)
Belden, Inc., 6.750%	1,528	164,214
MTS Systems Corp., 8.750%	812	95,751

Total Information Technology		259,965

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Crown Castle International Corp. (REIT),
Series A 6.875%	186	204,195
Welltower, Inc. (REIT),
Series I 6.500%	2,076	127,321

Total Real Estate		331,516

Telecommunication Services (2.0%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp.,
Series A 11.125%	2,857	56,797

Wireless Telecommunication Services (1.7%)
T-Mobile US, Inc., 5.500%	4,167	403,366

Total Telecommunication Services		460,163

Utilities (0.5%)
Electric Utilities (0.2%)
NextEra Energy, Inc., 6.123%	1,095	62,415

Multi-Utilities (0.3%)
Dominion Energy, Inc.,
Series A 6.750%	1,210	63,319

Total Utilities		125,734

Total Convertible Preferred Stocks (20.4%) (Cost $4,939,759)		4,763,461

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	31,761	31,767

Total Short-Term Investment (0.1%) (Cost $31,767)		31,767

Total Investments in Securities (97.3%) (Cost $21,074,219)		22,776,516
Other Assets Less Liabilities (2.7%)		639,103

Net Assets (100%)		$23,415,619

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2017, the market value of these securities amounted to $3,079,068 or 13.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At October 31, 2017, the market value of these securities amounted to $194,445 or 0.8% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of October 31, 2017. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$2,700,811	$—	$2,700,811
Energy	—	851,283	—	851,283
Financials	—	722,230	—	722,230
Health Care	—	3,064,885	—	3,064,885
Industrials	—	1,474,171	—	1,474,171
Information Technology	—	8,652,586	—	8,652,586
Materials	—	388,041	—	388,041
Real Estate	—	127,281	—	127,281
Convertible Preferred Stocks
Consumer Staples	61,686	93,192	—	154,878
Energy	267,006	—	—	267,006
Financials	1,665,347	32,973	—	1,698,320
Health Care	1,248,773	—	—	1,248,773
Industrials	217,106	—	—	217,106
Information Technology	164,214	95,751	—	259,965
Real Estate	331,516	—	—	331,516
Telecommunication Services	460,163	—	—	460,163
Utilities	125,734	—	—	125,734
Short-Term Investments
Investment Companies	31,767	—	—	31,767

Total Assets	$4,573,312	$18,203,204	$—	$22,776,516

Total Liabilities	$—	$—	$—	$—

Total	$4,573,312	$18,203,204	$—	$22,776,516

There were no transfers between Levels 1, 2 or 3 during the year ended October 31, 2017.

The Fund held no derivatives contracts during the year ended October 31, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Investment security transactions for the year ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,191,441
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,624,924

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,964,767
Aggregate gross unrealized depreciation	(1,392,191)

Net unrealized appreciation	$1,572,576

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,203,940

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $21,074,219)	$22,776,516
Cash	646,000
Receivable for securities sold	223,637
Dividends, interest and other receivables	91,183
Prepaid registration and filing fees	16,801
Other assets	256

Total assets	23,754,393

LIABILITIES
Payable for securities purchased	226,848
Dividends and distributions payable	44,331
Transfer agent fees payable	3,345
Administrative fees payable	1,738
Payable for Fund shares redeemed	576
Distribution fees payable – Class A	91
Distribution fees payable – Class R	46
Accrued expenses	61,799

Total liabilities	338,774

NET ASSETS	$23,415,619

Net assets were comprised of:
Paid in capital	$21,381,225
Accumulated undistributed net investment income (loss)	99,779
Accumulated undistributed net realized gain (loss)	232,318
Net unrealized appreciation (depreciation)	1,702,297

Net assets	$23,415,619

Class A
Net asset value and redemption price per share, $432,565 / 39,645 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.91
Maximum sales charge (4.50% of offering price)	0.51

Maximum offering price per share	$11.42

Class I
Net asset value and redemption price per share, $22,873,840 / 2,096,620 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.91

Class R
Net asset value and redemption price per share, $109,214 / 10,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.91

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

INVESTMENT INCOME
Dividends	$314,262
Interest	305,763

Total income	620,025

EXPENSES
Investment advisory fees	152,285
Professional fees	93,106
Registration and filing fees	38,400
Transfer agent fees	33,309
Administrative fees	32,633
Printing and mailing expenses	16,785
Custodian fees	5,700
Trustees’ fees	2,704
Distribution fees – Class A	1,018
Distribution fees – Class R	513
Miscellaneous	20,821

Gross expenses	397,274
Less: Waiver from investment adviser	(166,977)

Net expenses	230,297

NET INVESTMENT INCOME (LOSS)	389,728

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	835,244
Net change in unrealized appreciation (depreciation) on investments in securities	2,187,146

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,022,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,412,118

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$389,728	$342,078
Net realized gain (loss)	835,244	(228,393)
Net change in unrealized appreciation (depreciation)	2,187,146	342,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,412,118	455,961

DIVIDENDS:
Dividends from net investment income
Class A	(9,313)	(5,611)
Class I	(540,307)	(416,007)
Class R	(2,099)	(1,584)

TOTAL DIVIDENDS	(551,719)	(423,202)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,344 and 19,312 shares, respectively ]	23,819	180,592
Capital shares issued in reinvestment of dividends [ 691 and 421 shares, respectively ]	6,958	3,933
Capital shares repurchased [ (2,543) and (2,153) shares, respectively ]	(26,262)	(18,620)

Total Class A transactions	4,515	165,905

Class I
Capital shares sold [ 64,823 and 64,253 shares, respectively ]	666,975	589,211
Capital shares issued in reinvestment of dividends [ 2,258 and 1,062 shares, respectively ]	22,933	9,928
Capital shares repurchased [ (18,804) and (12,302) shares, respectively ]	(192,919)	(119,056)

Total Class I transactions	496,989	480,083

Class R
Capital shares sold [ 0 and 10 shares, respectively ]	—	100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

Total Class R transactions	2	100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	501,506	646,088

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,361,905	678,847
NET ASSETS:
Beginning of year	20,053,714	19,374,867

End of year (a)	$23,415,619	$20,053,714

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$99,779	$10,649

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class A	2017	2016
Net asset value, beginning of period	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.14	0.03
Net realized and unrealized gain (loss)	1.43	0.04	(0.44)

Total from investment operations	1.59	0.18	(0.41)

Less distributions:
Dividends from net investment income	(0.24)	(0.18)	(0.03)

Net asset value, end of period	$10.91	$9.56	$9.56

Total return (b)	16.82%	1.97%	(4.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$433	$374	$206
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.30%	1.30%
Before waivers and reimbursements (a)(f)	2.07%	2.26%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.54%	1.49%	1.09	%(l)
Before waivers and reimbursements (a)(f)	0.78%	0.52%	0.30	%(l)
Portfolio turnover rate (z)^	41%	32%	6%

	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class I	2017	2016
Net asset value, beginning of period	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.17	0.04
Net realized and unrealized gain (loss)	1.43	0.04	(0.44)

Total from investment operations	1.61	0.21	(0.40)

Less distributions:
Dividends from net investment income	(0.26)	(0.21)	(0.04)

Net asset value, end of period	$10.91	$9.56	$9.56

Total return (b)	17.11%	2.23%	(4.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,874	$19,584	$19,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.82%	1.99%	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.80%	1.78%	1.37	%(l)
Before waivers and reimbursements (a)(f)	1.03%	0.84%	0.70	%(l)
Portfolio turnover rate (z)^	41%	32%	6%

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class R	2017	2016
Net asset value, beginning of period	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.12	0.03
Net realized and unrealized gain (loss)	1.43	0.04	(0.45)

Total from investment operations	1.56	0.16	(0.42)

Less distributions:
Dividends from net investment income	(0.21)	(0.16)	(0.02)

Net asset value, end of period	$10.91	$9.56	$9.56

Total return (b)	16.53%	1.72%	(4.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109	$96	$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.55%	1.55%	1.55%
Before waivers and reimbursements (a)(f)	2.32%	2.49%	2.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.28%	0.87	%(l)
Before waivers and reimbursements (a)(f)	0.53%	0.34%	0.20	%(l)
Portfolio turnover rate (z)^	41%	32%	6%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	DoubleLine Capital LP

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/17
		1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	9.46%	8.98%
	with Sales Charge (a)	3.47	5.32
Fund – Class I Shares*		9.77	9.29
Fund – Class R Shares*		9.15	8.73
60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index		14.08	12.10
S&P 500® Index		23.63	18.88
Bloomberg Barclays U.S. Aggregate Bond Index		0.90	2.49
* Date of inception 3/7/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 DoubleLine Dynamic Allocation Fund and the 60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index from 3/7/16 to 10/31/17. The performance of each of the 60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the 60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 9.77% for the year ended October 31, 2017. The Fund’s benchmarks, the 60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index returned 14.08%, 23.63 % and 0.90%, respectively over the same year.

Fund Highlights

Throughout the twelve-month period ended October 31, 2017, the Fund carried an allocation to U.S. equities of approximately 55%, with the balance of 45% invested in fixed income. This underweight allocation to equities, relative to a benchmark allocation of 60% equities and 40% fixed income, hurt the Fund’s relative returns. With valuations extended, rates low, and volatility muted a fairly conservative positioning was maintained in the Fund, both in the allocation to equities and in the investments within the respective fixed income and equity sleeves. Within the equity allocation, a fairly balanced allocation was maintained between the actively managed sleeve and the sleeve with exposure to the Shiller Barclays Cyclically Adjusted Price-to-Earnings (“CAPE”) Sector Index (“Index”). The Index is exposed at all times to four of the cheapest sectors of the S&P 500 Index, as measured by a variant of the CAPE ratio.

The Fund’s fixed income sleeve returned approximately 2.3%, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index. Every sector within the fixed income sleeve provided positive returns, led by emerging markets fixed income, bank loans and investment grade corporate bonds.

The active equity sleeve of the Fund returned approximately 18.1%, trailing the S&P 500 Index’s total return of 23.6%. Healthcare, utilities and real estate were the greatest positive contributors to relative returns. In the healthcare sector, this was due to security selection, while in the utilities and real estate sectors it was due to an underweight allocation to these relatively weak sectors. Returns relative to the benchmark were hurt most by the industrial, energy and technology sectors — in each case due to security selection.

The Fund’s sleeve with exposure to the CAPE Index provided returns roughly in line with the S&P 500 Index. Over the course of the twelve-month period, the Index was exposed to the following sectors: consumer discretionary, consumer staples, energy, healthcare, industrials and technology.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

Fund Characteristics As of October 31, 2017
Weighted Average Life (Years)	6.36
Weighted Average Coupon (%)	3.23
Weighted Average Modified Duration (Years)*	4.79
Weighted Average Rating**	A2

*   Modified duration is a measure of the price sensitivity of the Fund to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of October 31, 2017	% of Net Assets
U.S. Treasury Obligations	33.7%
Collateralized Mortgage Obligations	12.4
Information Technology	7.0
Investment Companies	6.3
Financials	6.2
Mortgage-Backed Securities	6.1
Health Care	5.7
Consumer Discretionary	5.1
Consumer Staples	2.8
Energy	2.6
Industrials	2.5
Asset-Backed Securities	1.8
Telecommunication Services	1.6
Materials	1.0
Utilities	0.8
Real Estate	0.4
Foreign Government Security	0.1
Cash and Other	3.9

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class A
Actual	$1,000.00	$1,030.20	$6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.13	6.13
Class I
Actual	1,000.00	1,032.00	4.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.87
Class R
Actual	1,000.00	1,028.40	7.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.87	7.40

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.21%, 0.96% and 1.46%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.8%)
VOLT LIV LLC,
Series 2017-NPL1 A1 3.500%, 2/25/47 (e)§	$519,010	$519,739
VOLT LVIII LLC,
Series 2017-NPL5 A1 3.375%, 5/28/47 (e)§	564,174	565,063

Total Asset-Backed Securities		1,084,802

Collateralized Mortgage Obligations (12.4%)
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1 1.438%, 4/25/46 (l)	984,055	856,499
FHLMC,
Series 3998 AZ 4.000%, 2/15/42	1,253,939	1,324,991
FirstKey Mortgage Trust,
Series 2014-1 A8 3.500%, 11/25/44 (l)§	421,156	428,479
FNMA,
Series 2013-41 SC 4.144%, 5/25/43 (l)	1,199,297	990,213
Series 2013-5 EZ 2.000%, 8/25/42	800,942	730,612
Series 2017-13 ML 3.000%, 8/25/41	956,588	969,980
Series 2017-4 CH 3.000%, 6/25/42	227,469	232,565
New Residential Mortgage Loan Trust,
Series 2016-1A A1 3.750%, 3/25/56 (l)§	646,646	665,999
RALI Trust,
Series 2006-QS4 A10 6.000%, 4/25/36	806,588	732,530
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1 6.000%, 6/25/37	579,408	577,359

Total Collateralized Mortgage Obligations		7,509,227

Corporate Bonds (13.9%)
Consumer Discretionary (2.2%)
Auto Components (0.2%)
Dana Financing Luxembourg Sarl
5.750%, 4/15/25§	55,000	58,300
Delphi Technologies plc
5.000%, 10/1/25§	65,000	65,039

		123,339

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	40,000	52,007
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.112%, 8/7/20 (k)	20,000	20,012

		72,019

Hotels, Restaurants & Leisure (1.0%)
1011778 BC ULC
4.250%, 5/15/24§	65,000	65,406

Constellation Merger Sub, Inc.
8.500%, 9/15/25§	35,000	34,737
CRC Escrow Issuer LLC
5.250%, 10/15/25 (b)§	70,000	70,441
Eldorado Resorts, Inc.
6.000%, 4/1/25	65,000	68,737
GLP Capital LP
5.375%, 4/15/26	55,000	59,538
Golden Nugget, Inc.
6.750%, 10/15/24 (b)§	35,000	35,613
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	65,000	66,300
Pinnacle Entertainment, Inc.
5.625%, 5/1/24	80,000	82,900
Six Flags Entertainment Corp.
4.875%, 7/31/24§	65,000	66,872
Viking Cruises Ltd.
5.875%, 9/15/27§	65,000	65,325

		615,869

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.
4.050%, 8/22/47§	50,000	51,440
Netflix, Inc.
4.875%, 4/15/28 (b)§	30,000	29,820

		81,260

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,833

Media (0.4%)
Cengage Learning, Inc.
9.500%, 6/15/24§	60,000	54,000
Charter Communications Operating LLC
4.908%, 7/23/25	45,000	47,880
Comcast Corp.
4.200%, 8/15/34	40,000	42,730
4.400%, 8/15/35	5,000	5,472
Omnicom Group, Inc.
3.600%, 4/15/26	100,000	101,410

		251,492

Specialty Retail (0.3%)
Beacon Escrow Corp.
4.875%, 11/1/25 (b)§	35,000	35,427
Home Depot, Inc. (The)
3.000%, 4/1/26	50,000	50,436
Lowe’s Cos., Inc.
3.100%, 5/3/27	25,000	25,054
PetSmart, Inc.
7.125%, 3/15/23§	40,000	30,600
5.875%, 6/1/25§	30,000	26,175

		167,692

Total Consumer Discretionary		1,326,504

Consumer Staples (1.2%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	45,000	50,276

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Food & Staples Retailing (0.2%)
Kroger Co. (The)
6.150%, 1/15/20	$5,000	$5,401
3.400%, 4/15/22	50,000	51,543
Sysco Corp.
3.250%, 7/15/27	50,000	50,052

		106,996

Food Products (0.7%)
JBS USA LUX SA
7.250%, 6/1/21§	65,000	66,266
Kraft Heinz Foods Co.
2.000%, 7/2/18	50,000	50,072
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	65,000	68,822
Post Holdings, Inc.
5.500%, 3/1/25§	65,000	67,519
Smithfield Foods, Inc.
4.250%, 2/1/27§	55,000	56,281
Unilever Capital Corp.
2.900%, 5/5/27	100,000	99,205

		408,165

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	65,000	62,160

Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 2.195%, 8/15/22 (k)§	10,000	10,065
Reynolds American, Inc.
4.000%, 6/12/22	60,000	63,231

		73,296

Total Consumer Staples		700,893

Energy (1.4%)
Energy Equipment & Services (0.1%)
FTS International, Inc.
6.250%, 5/1/22	35,000	33,996
Schlumberger Holdings Corp.
2.350%, 12/21/18§	25,000	25,118
Transocean, Inc.
7.500%, 1/15/26 (b)§	10,000	10,288

		69,402

Oil, Gas & Consumable Fuels (1.3%)
Canadian Natural Resources Ltd.
2.950%, 1/15/23	80,000	80,329
Cheniere Energy Partners LP
5.250%, 10/1/25§	65,000	66,872
CrownRock LP
5.625%, 10/15/25 (b)§	35,000	35,437
Enable Midstream Partners LP
4.400%, 3/15/27	50,000	51,152
Energy Transfer LP
4.750%, 1/15/26	45,000	47,361
4.200%, 4/15/27	5,000	5,068
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	45,000	55,277

MEG Energy Corp.
7.000%, 3/31/24§	20,000	18,176
NGL Energy Partners LP
7.500%, 11/1/23	55,000	54,862
Peabody Energy Corp.
6.000%, 3/31/22§	65,000	67,031
Petroleos Mexicanos
6.750%, 9/21/47	25,000	25,768
Phillips 66
5.875%, 5/1/42	22,000	27,518
Sanchez Energy Corp.
6.125%, 1/15/23	80,000	66,800
SM Energy Co.
5.000%, 1/15/24	65,000	62,237
Valero Energy Corp.
6.625%, 6/15/37	20,000	25,584
Vine Oil & Gas LP
8.750%, 4/15/23 (b)§	30,000	29,271
Williams Partners LP
3.750%, 6/15/27	30,000	30,108

		748,851

Total Energy		818,253

Financials (2.1%)
Banks (0.6%)
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.414%, 5/17/24 (k)	105,000	105,791
Commonwealth Bank of Australia
2.750%, 3/10/22§	75,000	75,753
MUFG Americas Holdings Corp.
1.625%, 2/9/18	15,000	14,998
2.250%, 2/10/20	10,000	10,023
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	50,000	50,768
2.058%, 7/14/21	30,000	29,493
Westpac Banking Corp.
2.600%, 11/23/20	40,000	40,448
2.000%, 8/19/21	15,000	14,809
2.500%, 6/28/22	5,000	5,002

		347,085

Capital Markets (0.2%)
Morgan Stanley
2.750%, 5/19/22	50,000	50,126
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	55,000	55,364
S&P Global, Inc.
4.400%, 2/15/26	20,000	21,613

		127,103

Consumer Finance (0.6%)
Ally Financial, Inc.
4.125%, 3/30/20	40,000	41,352
4.250%, 4/15/21	5,000	5,200
American Express Co.
2.500%, 8/1/22	55,000	54,816
American Express Credit Corp.
2.250%, 5/5/21	20,000	19,999
2.700%, 3/3/22	40,000	40,423

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Discover Financial Services
4.100%, 2/9/27	$100,000	$102,563
General Motors Financial Co., Inc.
3.950%, 4/13/24	75,000	77,326
Synchrony Financial
3.000%, 8/15/19	50,000	50,713

		392,392

Diversified Financial Services (0.2%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	65,000	63,050
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	35,000	34,976

		98,026

Insurance (0.5%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	55,000	58,300
Athene Global Funding
3.000%, 7/1/22§	50,000	49,830
Brighthouse Financial, Inc.
3.700%, 6/22/27§	50,000	49,159
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	60,000	78,861
New York Life Global Funding
2.300%, 6/10/22§	20,000	19,911
2.900%, 1/17/24§	30,000	30,218
Nuveen Finance LLC
2.950%, 11/1/19§	46,000	46,663

		332,942

Total Financials		1,297,548

Health Care (1.6%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	65,115

Health Care Equipment & Supplies (0.3%)
Avantor, Inc.
6.000%, 10/1/24§	35,000	35,700
9.000%, 10/1/25§	30,000	30,300
Becton Dickinson and Co.
2.894%, 6/6/22	75,000	75,188
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	50,000	50,416

		191,604

Health Care Providers & Services (0.6%)
Anthem, Inc.
2.300%, 7/15/18	50,000	50,181
Cardinal Health, Inc.
4.368%, 6/15/47	50,000	49,853
Centene Corp.
4.750%, 1/15/25	65,000	66,950
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	70,000	67,375
Express Scripts Holding Co.
3.400%, 3/1/27	40,000	39,284
Tenet Healthcare Corp.
8.125%, 4/1/22	55,000	55,275

Universal Hospital Services, Inc.
7.625%, 8/15/20	55,000	55,619

		384,537

Pharmaceuticals (0.6%)
Allergan Funding SCS
2.350%, 3/12/18	65,000	65,150
AstraZeneca plc
2.375%, 11/16/20	25,000	25,092
2.375%, 6/12/22	30,000	29,733
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	50,000	49,394
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	110,000	101,202
Valeant Pharmaceuticals International, Inc.
5.500%, 11/1/25 (b)§	70,000	71,575

		342,146

Total Health Care		983,402

Industrials (1.2%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
6.875%, 3/15/39	21,000	30,698
Lockheed Martin Corp.
4.700%, 5/15/46	70,000	79,429
Triumph Group, Inc.
7.750%, 8/15/25§	45,000	48,150

		158,277

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	45,000	49,194

Airlines (0.0%)
Delta Air Lines, Inc.
3.625%, 3/15/22	25,000	25,665

Commercial Services & Supplies (0.2%)
Harland Clarke Holdings Corp.
8.375%, 8/15/22 (b)§	20,000	21,026
Prime Security Services Borrower LLC
9.250%, 5/15/23§	60,000	66,528
Waste Management, Inc.
4.100%, 3/1/45	35,000	36,770

		124,324

Construction & Engineering (0.1%)
Brand Industrial Services, Inc.
8.500%, 7/15/25 (b)§	45,000	47,588

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	55,000	59,675

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	55,000	61,917
CSX Corp.
3.800%, 11/1/46	50,000	48,666
DAE Funding LLC
5.000%, 8/1/24§	60,000	61,275

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Penske Truck Leasing Co. LP
4.200%, 4/1/27§	$100,000	$104,812

		276,670

Total Industrials		741,393

Information Technology (1.4%)
Communications Equipment (0.1%)
CB Escrow Corp.
8.000%, 10/15/25§	15,000	15,562
Riverbed Technology, Inc.
8.875%, 3/1/23§	35,000	31,325

		46,887

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
3.875%, 1/12/28	105,000	104,441

Internet Software & Services (0.1%)
eBay, Inc.
2.750%, 1/30/23	55,000	55,031
GTT Communications, Inc.
7.875%, 12/31/24§	40,000	42,652

		97,683

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	20,000	20,727

Semiconductors & Semiconductor Equipment (0.3%)
Applied Materials, Inc.
4.350%, 4/1/47	50,000	54,416
Broadcom Corp.
3.625%, 1/15/24§	100,000	103,385
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	25,261

		183,062

Software (0.7%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	55,000	62,081
Microsoft Corp.
4.450%, 11/3/45	45,000	51,348
Oracle Corp.
4.125%, 5/15/45	100,000	105,202
Solera LLC
10.500%, 3/1/24§	25,000	28,360
Sophia LP
9.000%, 9/30/23§	55,000	57,200
VMware, Inc.
2.950%, 8/21/22	100,000	100,290

		404,481

Total Information Technology		857,281

Materials (0.6%)
Chemicals (0.2%)
Ashland LLC
4.750%, 8/15/22	60,000	63,312
Hexion, Inc.
10.375%, 2/1/22§	65,000	61,185

		124,497

Containers & Packaging (0.1%)
International Paper Co.
3.000%, 2/15/27	25,000	24,273
Plastipak Holdings, Inc.
6.250%, 10/15/25 (b)§	30,000	30,594

		54,867

Metals & Mining (0.2%)
Signode Industrial Group Lux SA
6.375%, 5/1/22§	60,000	62,328
Vale Overseas Ltd.
5.875%, 6/10/21	35,000	38,369

		100,697

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
3.600%, 3/1/25§	95,000	97,947

Total Materials		378,008

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
3.550%, 7/15/27	55,000	54,717
Boston Properties LP (REIT)
4.125%, 5/15/21	45,000	47,520
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	49,736
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	65,000	67,197

Total Real Estate		219,170

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
5.250%, 3/1/37	135,000	140,243
British Telecommunications plc
5.950%, 1/15/18	100,000	100,880
CCO Holdings LLC
5.000%, 2/1/28§	50,000	49,625
Cincinnati Bell, Inc.
7.000%, 7/15/24§	50,000	50,000
Frontier Communications Corp.
8.500%, 4/15/20	35,000	34,562
Intelsat Jackson Holdings SA
7.250%, 10/15/20	60,000	57,600
Orange SA
2.750%, 2/6/19	50,000	50,550
Telesat Canada
8.875%, 11/15/24§	50,000	56,000
Verizon Communications, Inc.
4.400%, 11/1/34	50,000	50,054

Total Telecommunication Services		589,514

Utilities (0.8%)
Electric Utilities (0.7%)
Duke Energy Corp.
3.750%, 9/1/46	15,000	14,589
3.950%, 8/15/47	20,000	19,895

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Duke Energy Progress LLC
4.150%, 12/1/44	$45,000	$48,426
Exelon Corp.
3.400%, 4/15/26	100,000	100,919
Fortis, Inc.
2.100%, 10/4/21	55,000	53,843
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	25,000	25,757
NextEra Energy Operating Partners LP
4.500%, 9/15/27§	65,000	65,325
Southern Co. (The)
2.450%, 9/1/18	75,000	75,468

		404,222

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	70,000	94,938

Total Utilities		499,160

Total Corporate Bonds		8,411,126

Foreign Government Security (0.1%)
United Mexican States
4.000%, 10/2/23	80,000	83,800

Total Foreign Government Security		83,800

Mortgage-Backed Securities (6.1%)
FHLMC
3.000%, 3/1/46	831,619	833,633
3.500%, 5/1/46	805,535	820,796
3.000%, 9/1/46	740,645	742,207
FNMA
3.500%, 7/1/42	411,575	428,151
3.000%, 9/1/46	835,812	837,346

Total Mortgage-Backed Securities		3,662,133

U.S. Treasury Obligations (8.9%)
U.S. Treasury Bonds
2.750%, 11/15/42	100,000	98,461
3.625%, 8/15/43	90,000	102,965
2.875%, 8/15/45	110,000	110,172
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	161,528	161,263
U.S. Treasury Notes
0.750%, 10/31/18	1,200,000	1,191,258
1.250%, 11/30/18	70,000	69,809
1.125%, 1/15/19	120,000	119,456
2.000%, 8/31/21	400,000	401,797
1.125%, 9/30/21	340,000	330,278
1.250%, 10/31/21	410,000	399,878
1.750%, 11/30/21	400,000	397,563
2.000%, 12/31/21	240,000	240,750
1.875%, 1/31/22	410,000	408,975
1.750%, 3/31/22	490,000	485,712
1.875%, 8/31/24	680,000	665,338
2.375%, 5/15/27	200,000	200,109

Total U.S. Treasury Obligations		5,383,784

Total Long-Term Debt Securities (43.2%) (Cost $26,247,640)		26,134,872

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (2.9%)
Automobiles (0.5%)
General Motors Co.	6,745	289,900

Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	3,180	174,392

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	414	457,586
JD.com, Inc. (ADR)*	5,335	200,169

		657,755

Media (0.7%)
Discovery Communications, Inc., Class A*	9,019	170,279
Twenty-First Century Fox, Inc., Class A	10,056	262,964

		433,243

Specialty Retail (0.3%)
L Brands, Inc.	4,054	174,484

Total Consumer Discretionary		1,729,774

Consumer Staples (1.6%)
Food & Staples Retailing (1.1%)
CVS Health Corp.	1,910	130,892
Kroger Co. (The)	12,620	261,234
Wal-Mart Stores, Inc.	3,392	296,156

		688,282

Tobacco (0.5%)
Philip Morris International, Inc.	2,699	282,423

Total Consumer Staples		970,705

Energy (1.2%)
Energy Equipment & Services (0.2%)
Halliburton Co.	3,576	152,838

Oil, Gas & Consumable Fuels (1.0%)
Apache Corp.	3,741	154,765
Exxon Mobil Corp.	1,084	90,351
Newfield Exploration Co.*	6,382	196,502
Pioneer Natural Resources Co.	979	146,527

		588,145

Total Energy		740,983

Financials (4.1%)
Banks (2.2%)
Citigroup, Inc.	7,393	543,386
JPMorgan Chase & Co.	4,830	485,946
Wells Fargo & Co.	5,415	303,998

		1,333,330

Capital Markets (0.3%)
Intercontinental Exchange, Inc.	3,269	216,081

Diversified Financial Services (0.5%)
Leucadia National Corp.	11,919	301,550

Insurance (1.1%)
Chubb Ltd.	1,717	258,958

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Shares	Value (Note 1)

MetLife, Inc.	7,141	$382,615

		641,573

Total Financials		2,492,534

Health Care (4.1%)
Biotechnology (0.6%)
Amgen, Inc.	1,979	346,760

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	7,034	381,454

Health Care Providers & Services (0.9%)
Cigna Corp.	1,934	381,423
Express Scripts Holding Co.*	2,161	132,448

		513,871

Pharmaceuticals (2.0%)
AstraZeneca plc (ADR)	8,105	279,622
Bristol-Myers Squibb Co.	4,401	271,366
Novartis AG (ADR)	3,413	281,846
Roche Holding AG (ADR)	4,040	116,817
Sanofi (ADR)	5,858	276,966

		1,226,617

Total Health Care		2,468,702

Industrials (1.3%)
Electrical Equipment (0.5%)
Eaton Corp. plc	3,825	306,076

Industrial Conglomerates (0.4%)
General Electric Co.	12,557	253,149

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,983	247,291

Total Industrials		806,516

Information Technology (5.6%)
Communications Equipment (0.6%)
Juniper Networks, Inc.	4,599	114,193
Telefonaktiebolaget LM Ericsson (ADR)	39,039	243,994

		358,187

Internet Software & Services (1.1%)
Alphabet, Inc., Class A*	639	660,113

IT Services (2.1%)
Cognizant Technology Solutions Corp., Class A	4,623	349,823
Leidos Holdings, Inc.	3,598	224,947
PayPal Holdings, Inc.*	5,964	432,748
Visa, Inc., Class A	2,381	261,862

		1,269,380

Semiconductors & Semiconductor Equipment (0.4%)
QUALCOMM, Inc.	4,359	222,353

Software (0.8%)
Microsoft Corp.	2,032	169,022
Oracle Corp.	6,836	347,952

		516,974

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.	2,075	350,758

Total Information Technology		3,377,765

Materials (0.4%)
Construction Materials (0.4%)
Cemex SAB de CV (ADR)*	28,026	227,291

Total Materials		227,291

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	7,133	341,457

Total Telecommunication Services		341,457

Total Common Stocks (21.8%) (Cost $11,462,778)		13,155,727

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	240,586	2,391,425
DoubleLine Global Bond Fund‡	135,610	1,415,770

Total Investment Companies (6.3%) (Cost $3,725,000)		3,807,195

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (24.8%)
U.S. Treasury Bills
0.96%, 12/7/17 (p)	$840,000	839,171
1.07%, 1/18/18 (p)	6,000,000	5,985,994
1.11%, 2/1/18 (p)	6,500,000	6,481,355
1.17%, 3/8/18 (p)	1,710,000	1,702,912

Total U.S. Treasury Obligations		15,009,432

Total Short-Term Investments (24.8%) (Cost $15,010,473)		15,009,432

Total Investments in Securities (96.1%) (Cost $56,445,891)		58,107,226
Other Assets Less Liabilities (3.9%)		2,376,400

Net Assets (100%)		$60,483,626

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2017, the market value of these securities amounted to $5,350,921 or 8.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At October 31, 2017, the market value of these securities amounted to $417,080 or 0.7% of net assets.

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of October 31, 2017. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2017.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2017.
(p)	Yield to maturity.

Glossary:
ADR	—	American Depositary Receipt
CAPE	—	Cyclically Adjusted Price Earnings
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

Investments in companies which were affiliates for the year ended October 31, 2017, were as follows:

Security Description	Shares at October 31, 2017	Market Value October 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value October 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	240,586	1,780,607	600,000	—	—	10,818	2,391,425	67,641	—
DoubleLine Global Bond Fund	135,610	774,063	600,000	—	—	41,707	1,415,770	9,493	—

Total		2,554,670	1,200,000	—	—	52,525	3,807,195	77,134	—

OTC Total return swap contracts outstanding as of October 31, 2017 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	12/18/2017	USD	2,500,000	5,559
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	4/30/2018	USD	11,000,000	766,582

								772,141

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,084,802	$—	$1,084,802
Collateralized Mortgage Obligations	—	7,509,227	—	7,509,227
Common Stocks
Consumer Discretionary	1,729,774	—	—	1,729,774
Consumer Staples	970,705	—	—	970,705
Energy	740,983	—	—	740,983
Financials	2,492,534	—	—	2,492,534
Health Care	2,468,702	—	—	2,468,702
Industrials	806,516	—	—	806,516
Information Technology	3,377,765	—	—	3,377,765
Materials	227,291	—	—	227,291
Telecommunication Services	341,457	—	—	341,457
Corporate Bonds
Consumer Discretionary	—	1,326,504	—	1,326,504
Consumer Staples	—	700,893	—	700,893
Energy	—	818,253	—	818,253
Financials	—	1,297,548	—	1,297,548
Health Care	—	983,402	—	983,402
Industrials	—	741,393	—	741,393
Information Technology	—	857,281	—	857,281
Materials	—	378,008	—	378,008
Real Estate	—	219,170	—	219,170
Telecommunication Services	—	589,514	—	589,514
Utilities	—	499,160	—	499,160
Foreign Government Security	—	83,800	—	83,800
Investment Companies	3,807,195	—	—	3,807,195
Mortgage-Backed Securities	—	3,662,133	—	3,662,133
Short-Term Investments
U.S. Treasury Obligations	—	15,009,432	—	15,009,432
Total Return Swaps	—	772,141	—	772,141
U.S. Treasury Obligations	—	5,383,784	—	5,383,784

Total Assets	$16,962,922	$41,916,445	$—	$58,879,367

Total Liabilities	$—	$—	$—	$—

Total	$16,962,922	$41,916,445	$—	$58,879,367

There were no transfers between Levels 1, 2 or 3 during the year ended October 31, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Fair Values of Derivative Instruments as of October 31, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$772,141

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps
Equity contracts	$2,943,665

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives Not Accounted for as Hedging Instruments^	Swaps
Equity contracts	$(83,875)

^ The Fund held swap contracts as a substitute for investing in conventional securities.

The Fund held swap contracts with an average notional value of approximately $12,804,000 during the year ended October 31, 2017.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of October 31, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Financial Instruments Received	Net Amount Due from Counterparty
Barclays Bank plc	$772,141	$—	$(606,753)	$165,388

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,908,110
Long-term U.S. government debt securities	15,812,594

$38,720,704

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,012,079
Long-term U.S. government debt securities	17,044,860

$36,056,939

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,350,412
Aggregate gross unrealized depreciation	(919,527)

Net unrealized appreciation	$2,430,885

Federal income tax cost of investments in securities and derivative instruments, if applicable	$56,448,482

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,725,000)	$3,807,195
Unaffiliated Issuers (Cost $52,720,891)	54,300,031
Cash	1,664,803
Market value on OTC swap contracts	772,141
Dividends, interest and other receivables	156,343
Receivable for securities sold	21,716
Prepaid registration and filing fees	17,133
Receivable for Fund shares sold	4,047
Other assets	770

Total assets	60,744,179

LIABILITIES
Payable for securities purchased	119,610
Payable for Fund shares redeemed	25,000
Investment advisory fees payable	22,305
Administrative fees payable	7,680
Transfer agent fees payable	3,444
Trustees’ fees payable	279
Distribution fees payable – Class A	253
Distribution fees payable – Class R	48
Accrued expenses	81,934

Total liabilities	260,553

NET ASSETS	$60,483,626

Net assets were comprised of:
Paid in capital	$53,884,290
Accumulated undistributed net investment income (loss)	693,906
Accumulated undistributed net realized gain (loss)	3,471,954
Net unrealized appreciation (depreciation)	2,433,476

Net assets	$60,483,626

Class A
Net asset value and redemption price per share, $1,270,731 / 112,950 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.25
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price per share	$11.90

Class I
Net asset value and redemption price per share, $59,100,501 / 5,241,732 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.27

Class R
Net asset value and redemption price per share, $112,394 / 10,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.23

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

INVESTMENT INCOME
Interest	$942,379
Dividends ($77,134 of dividend income received from affiliates)	331,956

Total income	1,274,335

EXPENSES
Investment advisory fees	428,649
Professional fees	149,709
Administrative fees	85,730
Registration and filing fees	55,465
Transfer agent fees	38,781
Printing and mailing expenses	24,923
Offering costs	23,308
Custodian fees	9,550
Trustees’ fees	7,102
Distribution fees – Class A	1,904
Distribution fees – Class R	544
Miscellaneous	37,285

Gross expenses	862,950
Less: Waiver from investment adviser	(290,339)
Reimbursement from sub-adviser	(21,543)

Net expenses	551,068

NET INVESTMENT INCOME (LOSS)	723,267

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	605,264
Swaps	2,943,665

Net realized gain (loss)	3,548,929

Change in unrealized appreciation (depreciation) on:
Investments in securities ($52,525 of change in unrealized appreciation (depreciation) from affiliates)	1,048,691
Swaps	(83,875)

Net change in unrealized appreciation (depreciation)	964,816

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,513,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,237,012

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2017	March 7, 2016* to October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$723,267	$385,224
Net realized gain (loss)	3,548,929	899,333
Net change in unrealized appreciation (depreciation)	964,816	1,468,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,237,012	2,753,217

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(4,165)	—
Class I	(562,783)	—
Class R	(667)	—

	(567,615)	—

Distributions from net realized capital gains
Class A	(7,898)	—
Class I	(854,088)	—
Class R	(1,681)	—

	(863,667)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,431,282)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 80,291 and 34,035 shares, respectively ]	877,567	351,466
Capital shares issued in reinvestment of dividends [ 910 and 0 shares, respectively ]	9,497	—
Capital shares repurchased [ (2,089) and (197) shares, respectively ]	(22,784)	(2,108)

Total Class A transactions	864,280	349,358

Class I
Capital shares sold [ 185,130 and 5,068,980 shares, respectively ]	2,011,307	50,737,212
Capital shares issued in reinvestment of dividends [ 2,773 and 0 shares, respectively ]	28,945	—
Capital shares repurchased [ (15,151) and 0 shares, respectively ]	(166,524)	—

Total Class I transactions	1,873,728	50,737,212

Class R
Capital shares sold [ 0 and 10,009 shares, respectively ]	—	100,099
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

Total Class R transactions	2	100,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,738,010	51,186,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,543,740	53,939,886
NET ASSETS:
Beginning of period	53,939,886	—

End of period (a)	$60,483,626	$53,939,886

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$693,906	$434,938

* The Fund commenced operations on March 7, 2016.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A	Year Ended October 31, 2017	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$10.53	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.06
Net realized and unrealized gain (loss)	0.87	0.47

Total from investment operations	0.98	0.53

Less distributions:
Dividends from net investment income	(0.09)	—
Distributions from net realized gains	(0.17)	—

Total dividends and distributions	(0.26)	—

Net asset value, end of period	$11.25	$10.53

Total return (b)	9.46%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,271	$356
Ratio of expenses to average net assets:
After waivers (a)(f)	1.21%	1.22%
Before waivers (a)(f)	1.75%	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.02%	0.89	%(l)
Before waivers (a)(f)	0.48%	0.26	%(l)
Portfolio turnover rate (z)^	86%	56%

Class I	Year Ended October 31, 2017	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$10.55	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.08
Net realized and unrealized gain (loss)	0.86	0.47

Total from investment operations	1.00	0.55

Less distributions:
Dividends from net investment income	(0.11)	—
Distributions from net realized gains	(0.17)	—

Total dividends and distributions	(0.28)	—

Net asset value, end of period	$11.27	$10.55

Total return (b)	9.68%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,101	$53,478
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%	0.97%
Before waivers (a)(f)	1.50%	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.27%	1.12	%(l)
Before waivers (a)(f)	0.72%	0.55	%(l)
Portfolio turnover rate (z)^	86%	56%

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Year Ended October 31, 2017	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.04
Net realized and unrealized gain (loss)	0.87	0.48

Total from investment operations	0.95	0.52

Less distributions:
Dividends from net investment income	(0.07)	—
Distributions from net realized gains	(0.17)	—

Total dividends and distributions	(0.24)	—

Net asset value, end of period	$11.23	$10.52

Total return (b)	9.15%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112	$105
Ratio of expenses to average net assets:
After waivers (a)(f)	1.46%	1.47%
Before waivers (a)(f)	2.01%	2.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.77%	0.62	%(l)
Before waivers (a)(f)	0.22%	0.05	%(l)
Portfolio turnover rate (z)^	86%	56%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/17
		1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	26.72%	10.59%
	with Sales Charge (a)	19.73	8.51
Fund – Class I Shares*		27.09	10.88
Fund – Class R Shares*		26.49	10.32
Fund – Class T Shares*†	without Sales Charge	27.09	10.88
	with Sales Charge (b)	23.96	9.92
Russell 2500TM Value Index		19.97	8.33

*      Date of inception 11/12/14.

†      Class T Shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

(a)    A 5.50% front-end sales charge was deducted.

(b)    A 2.50% front-end sales charge was deducted.

        Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 GAMCO Small/Mid Cap Value Fund and the Russell 2500TM Value Index from 11/12/14 to 10/31/17. The performance of the Russell 2500TM Value Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 2500TM Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 27.09% for the year ended October 31, 2017. The Fund’s benchmark, the Russell 2500TM Value Index, returned 19.97% over the same year.

Fund Overview — GAMCO Asset Management, Inc.

We buy businesses we believe are selling at a discount to their Private Market Value (the price an informed industrialist would pay for the entire company), with a catalyst in place that could potentially surface values. Our philosophy and process focuses on fundamental company research and individual stock selection. The Fund is significantly different than its benchmark index, and performance will often not closely track it.

The Fund outperformed its benchmark for the year ended October 31, 2017. The Fund’s higher than benchmark weightings in our firm’s areas of core competency (consumer discretionary, consumer staples and industrials) drove its outperformance for the period, more than tripling the contribution to performance from these sectors in the benchmark.

Fund Highlights

What helped performance during the year?

•	Internap Corp., a data center and cloud computing company, more than tripled during the period under the direction of a new CEO and we believe it is in the early stages of a turnaround.

•

Navistar International Corp. rose over 70% mainly due to strong earnings results. The company returned to profitability with robust operational performance across the board, amidst an improving North American Class 8 heavy truck demand backdrop.

•

National Beverage Corp., whose brands include La Croix sugar free sparkling water, was up over 60% during the period and is a natural beneficiary of healthier consumer preferences, particularly among millennials. The company posted strong performance for the period despite a recent pullback as a competitor was acquired by The Coca Cola Co. in October 2017.

•

Sevcon Inc., a maker of battery chargers and controls for electric and hybrid cars, was up over 80% during the period as BorgWarner Inc. announced it would buy the company for $22 a share during the third quarter. We sold this security during the year.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

What hurt performance during the year?

•

MSG Networks, Inc. was off for the period as it lost subscribers due to pressure on the traditional pay-TV bundle. We do not expect subscriber loss to accelerate and believe there are several logical buyers for MSG Networks’ sports focused content.

•

Edgewell Personal Care Co.’s top line remains under pressure following disappointing organic sales in the previous quarter. Management has indicated that the industry environment remains challenged with continued heightened pressure, particularly in the Wet Shave and Feminine Care categories.

•	Ingles Markets, Inc., a grocery store chain operator in the southeast U.S., was down during the period as traditional grocery stores weighed the impact of the Amazon/Whole Foods deal on the industry.

•

Financials holdings were propelled down as the Federal Reserve raised rates in December 2016 and then twice so far this year, revising expectations for the end of a multi-decade decline in interest rates. The unveiling of a tax overhaul plan at the end of the third quarter also gave bank stocks a tailwind. The Fund’s exposure to financials, which is less than that in the benchmark, was a detractor from relative performance for the period.

Sector Weightings as of October 31, 2017	% of Net Assets
Industrials	27.1%
Consumer Discretionary	19.1
Consumer Staples	10.2
Materials	10.2
Health Care	6.8
Information Technology	5.9
Investment Companies	4.0
Telecommunication Services	3.6
Financials	3.3
Utilities	3.0
Energy	2.4
Real Estate	2.0
Cash and Other	2.4

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class A
Actual	$1,000.00	$1,068.30	$6.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36
Class I
Actual	1,000.00	1,069.90	5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class R
Actual	1,000.00	1,066.90	7.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.64	7.63
Class T**
Actual	1,000.00	1,069.90	5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09

*   Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.25%, 1.00%, 1.50% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (19.1%)
Auto Components (1.9%)
Brembo SpA	2,500	$41,294
Dana, Inc.	9,500	289,655
Lear Corp.	400	70,236
Superior Industries International, Inc.	4,000	62,200

		463,385

Diversified Consumer Services (0.2%)
Universal Technical Institute, Inc.*	16,000	53,280

Hotels, Restaurants & Leisure (3.3%)
Cheesecake Factory, Inc. (The)	4,500	201,330
Golden Entertainment, Inc.*	5,000	133,400
Nathan’s Famous, Inc.*	3,000	243,300
Wynn Resorts Ltd.	1,400	206,486

		784,516

Household Durables (2.7%)
Bassett Furniture Industries, Inc.	7,000	271,600
Hunter Douglas NV	2,000	161,937
La-Z-Boy, Inc.	2,500	67,375
Lennar Corp., Class B	3,000	143,850

		644,762

Internet & Direct Marketing Retail (0.3%)
Lands’ End, Inc.*	7,000	76,300

Media (8.6%)
Beasley Broadcast Group, Inc., Class A	500	4,725
Clear Channel Outdoor Holdings, Inc., Class A	14,000	53,200
EW Scripps Co. (The), Class A*	14,000	242,760
JCDecaux SA	4,000	153,061
Liberty Media Corp.-Liberty Braves, Class C*	7,000	165,270
Loral Space & Communications, Inc.*	1,500	70,725
Madison Square Garden Co. (The), Class A*	901	200,644
Meredith Corp.	400	21,200
MSG Networks, Inc., Class A*	5,000	86,750
Salem Media Group, Inc.	3,000	19,200
Tribune Media Co., Class A	12,000	491,160
Viacom, Inc., Class B	21,500	516,646

		2,025,341

Multiline Retail (0.3%)
JC Penney Co., Inc.*	15,000	42,000
Macy’s, Inc.	1,500	28,140

		70,140

Specialty Retail (1.8%)
Aaron’s, Inc.	800	29,440
Advance Auto Parts, Inc.	1,000	81,740
Tractor Supply Co.	5,300	319,378

		430,558

Total Consumer Discretionary		4,548,282

Consumer Staples (10.2%)
Beverages (2.1%)
Cott Corp.	12,000	180,000
Davide Campari-Milano SpA	24,000	192,340
National Beverage Corp.	800	78,320
Remy Cointreau SA	400	51,952

		502,612

Food & Staples Retailing (1.0%)
Ingles Markets, Inc., Class A	10,000	233,000

Food Products (4.1%)
Bob Evans Farms, Inc.	6,000	463,140
Maple Leaf Foods, Inc.	5,000	129,680
McCormick & Co., Inc.	1,800	179,604
Snyder’s-Lance, Inc.	5,500	206,965

		979,389

Household Products (1.9%)
Energizer Holdings, Inc.	5,500	236,445
Oil-Dri Corp. of America	5,000	210,050

		446,495

Personal Products (1.1%)
Avon Products, Inc.*	22,000	50,160
Edgewell Personal Care Co.*	3,300	214,269

		264,429

Total Consumer Staples		2,425,925

Energy (2.4%)
Energy Equipment & Services (2.4%)
Dril-Quip, Inc.*	8,500	357,850
Weatherford International plc*	60,000	208,200

Total Energy		566,050

Financials (3.3%)
Banks (2.4%)
Atlantic Capital Bancshares, Inc.*	2,000	32,900
FCB Financial Holdings, Inc., Class A*	3,400	158,780
Flushing Financial Corp.	7,022	210,520
State Bank Financial Corp.	6,000	173,460

		575,660

Capital Markets (0.9%)
Cohen & Steers, Inc.	1,800	78,282
Waddell & Reed Financial, Inc., Class A	7,000	130,830

		209,112

Total Financials		784,772

Health Care (6.8%)
Health Care Equipment & Supplies (1.6%)
Exactech, Inc.*	4,000	167,400
K2M Group Holdings, Inc.*	11,000	216,590

		383,990

Health Care Providers & Services (2.7%)
Kindred Healthcare, Inc.*	10,000	60,500
Patterson Cos., Inc.	4,000	148,000
Teladoc, Inc.*	13,000	429,650

		638,150

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Shares	Value (Note 1)

Health Care Technology (2.2%)
Evolent Health, Inc., Class A*	33,000	$536,250

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	300	65,937

Total Health Care		1,624,327

Industrials (27.1%)
Aerospace & Defense (4.4%)
Aerojet Rocketdyne Holdings, Inc.*	4,000	126,320
Orbital ATK, Inc.	5,000	664,650
Textron, Inc.	5,500	290,070

		1,081,040

Building Products (1.1%)
Armstrong Flooring, Inc.*	9,300	137,640
Griffon Corp.	5,500	124,025

		261,665

Commercial Services & Supplies (0.7%)
Team, Inc.*	13,000	159,900

Construction & Engineering (0.2%)
Layne Christensen Co.*	3,000	39,630

Electrical Equipment (0.1%)
AMETEK, Inc.	200	13,498

Machinery (14.5%)
Astec Industries, Inc.	5,200	270,140
CNH Industrial NV	24,000	304,800
Eastern Co. (The)	10,500	303,450
EnPro Industries, Inc.	4,000	334,960
Federal Signal Corp.	2,500	53,375
Flowserve Corp.	8,500	374,595
Graco, Inc.	1,500	197,685
ITT, Inc.	1,000	46,640
Mueller Industries, Inc.	11,500	399,625
Mueller Water Products, Inc., Class A	20,000	238,800
Navistar International Corp.*	12,000	507,721
Trinity Industries, Inc.	3,500	113,820
Twin Disc, Inc.*	16,000	341,600

		3,487,211

Road & Rail (1.8%)
Hertz Global Holdings, Inc.*	17,000	422,790

Trading Companies & Distributors (4.3%)
Ashtead Group plc	2,000	51,532
GATX Corp.	4,500	267,345
Herc Holdings, Inc.*	10,000	484,600
Kaman Corp.	4,000	223,760

		1,027,237

Total Industrials		6,492,971

Information Technology (5.9%)
Communications Equipment (0.5%)
Communications Systems, Inc.	17,000	73,610
EchoStar Corp., Class A*	1,000	55,950

		129,560

Internet Software & Services (3.6%)
Bankrate, Inc.*	20,000	278,000
comScore, Inc.*	6,500	194,155
Gogo, Inc.*	13,000	129,220
Internap Corp.*	50,000	232,500

		833,875

IT Services (0.2%)
MoneyGram International, Inc.*	3,000	46,650

Software (1.0%)
BroadSoft, Inc.*	1,500	82,275
Silver Spring Networks, Inc.*	10,000	161,200

		243,475

Technology Hardware, Storage & Peripherals (0.6%)
Diebold Nixdorf, Inc.	7,500	144,750

Total Information Technology		1,398,310

Materials (10.2%)
Chemicals (6.0%)
Calgon Carbon Corp.	10,000	217,000
Chr Hansen Holding A/S	1,200	105,005
GCP Applied Technologies, Inc.*	14,000	409,500
Tredegar Corp.	15,000	290,250
Valvoline, Inc.	16,500	396,330

		1,418,085

Containers & Packaging (1.1%)
Myers Industries, Inc.	12,500	270,000

Metals & Mining (3.1%)
Allegheny Technologies, Inc.*	1,000	25,180
Ampco-Pittsburgh Corp.	4,500	74,475
Dominion Diamond Corp.	4,000	57,000
Freeport-McMoRan, Inc.*	10,000	139,800
Materion Corp.	600	30,810
TimkenSteel Corp.*	29,000	406,000

		733,265

Total Materials		2,421,350

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Ryman Hospitality Properties, Inc. (REIT)	6,500	429,845
Seritage Growth Properties (REIT), Class A	1,200	49,356

Total Real Estate		479,201

Telecommunication Services (3.6%)
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	3,000	57,300

Wireless Telecommunication Services (3.4%)
Millicom International Cellular SA	3,000	194,280
Millicom International Cellular SA (SDR)	5,000	319,829
United States Cellular Corp.*	8,000	292,720

		806,829

Total Telecommunication Services		864,129

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Shares	Value (Note 1)

Utilities (3.0%)
Electric Utilities (0.3%)
El Paso Electric Co.	200	$11,500
Westar Energy, Inc.	1,000	53,480

		64,980

Gas Utilities (2.1%)
National Fuel Gas Co.	8,500	493,425

Independent Power and Renewable Electricity Producers (0.6%)
Calpine Corp.*	10,000	149,400

Total Utilities		707,805

Total Common Stocks (93.6%) (Cost $19,928,656)		22,313,122

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc.0.000% (r)* (Cost $400)	4	189

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25 (r)* (Cost $—)	22	7

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (4.0%)
JPMorgan Prime Money Market Fund, IM Shares	957,591	$957,782

Total Short-Term Investment (4.0%) (Cost $957,834)		957,782

Total Investments in Securities (97.6%) (Cost $20,886,890)		23,271,100
Other Assets Less Liabilities (2.4%)		571,688

Net Assets (100%)		$23,842,788

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.

Glossary:

SDR	— Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$4,191,990	$356,292	$—	$4,548,282
Consumer Staples	2,002,029	423,896	—	2,425,925
Energy	566,050	—	—	566,050
Financials	784,772	—	—	784,772
Health Care	1,624,327	—	—	1,624,327
Industrials	6,137,989	354,982	—	6,492,971
Information Technology	1,324,700	73,610	—	1,398,310
Materials	2,316,345	105,005	—	2,421,350
Real Estate	479,201	—	—	479,201
Telecommunication Services	350,020	514,109	—	864,129
Utilities	707,805	—	—	707,805

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Convertible Preferred Stocks
Health Care	$—	$—	$189	$189
Short-Term Investments
Investment Companies	957,782	—	—	957,782
Warrants
Health Care	—	—	7	7

Total Assets	$21,443,010	$1,827,894	$196	$23,271,100

Total Liabilities	$—	$—	$—	$—

Total	$21,443,010	$1,827,894	$196	$23,271,100

(a) A security with a market value of $194,280 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the year ended October 31, 2017.

The Fund held no derivatives contracts during the year ended October 31, 2017.

Investment security transactions for the year ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,669,370
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,518,943

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,072,623
Aggregate gross unrealized depreciation	(771,590)

Net unrealized appreciation	$2,301,033

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,970,067

For the year ended October 31, 2017, the Fund incurred approximately $22,449 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $20,886,890)	$23,271,100
Cash	331,000
Foreign cash (Cost $7,906)	7,972
Receivable for Fund shares sold	265,014
Prepaid registration and filing fees	24,631
Dividends, interest and other receivables	5,930
Receivable from investment adviser	1,498
Other assets	146

Total assets	23,907,291

LIABILITIES
Payable for Fund shares redeemed	7,412
Transfer agent fees payable	6,713
Distribution fees payable – Class A	430
Trustees’ fees payable	237
Distribution fees payable – Class R	142
Accrued expenses	49,569

Total liabilities	64,503

NET ASSETS	$23,842,788

Net assets were comprised of:
Paid in capital	$20,964,029
Accumulated undistributed net investment income (loss)	84,482
Accumulated undistributed net realized gain (loss)	409,980
Net unrealized appreciation (depreciation)	2,384,297

Net assets	$23,842,788

Class A
Net asset value and redemption price per share, $2,063,349 / 160,839 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.83
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price per share	$13.58

Class I
Net asset value and redemption price per share, $21,316,810 / 1,658,031 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.86

Class R
Net asset value and redemption price per share, $331,755 / 26,004 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.76

Class T**
Net asset value and redemption price per share, $130,874 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.86
Maximum sales charge (2.50% of offering price)	0.33

Maximum offering price per share	$13.19

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

INVESTMENT INCOME
Dividends (net of $4,016 foreign withholding tax)	$239,431
Interest	1,482

Total income	240,913

EXPENSES
Investment advisory fees	105,295
Professional fees	68,561
Transfer agent fees	66,800
Registration and filing fees	39,734
Administrative fees	30,010
Printing and mailing expenses	12,733
Custodian fees	8,950
Distribution fees – Class A	3,114
Trustees’ fees	1,866
Distribution fees – Class R	1,164
Distribution fees – Class T**	586
Miscellaneous	12,681

Gross expenses	351,494
Less: Waiver from investment adviser	(135,305)
Waiver from distributor	(586)
Reimbursement from investment adviser	(67,971)

Net expenses	147,632

NET INVESTMENT INCOME (LOSS)	93,281

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	485,474
Foreign currency transactions	256

Net realized gain (loss)	485,730

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,201,305
Foreign currency translations	413

Net change in unrealized appreciation (depreciation)	2,201,718

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,687,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,780,729

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$93,281	$27,959
Net realized gain (loss)	485,730	46,079
Net change in unrealized appreciation (depreciation)	2,201,718	224,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,780,729	298,952

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(959)	(103)
Class I	(28,206)	(6,325)
Class T**	(448)	(655)

	(29,613)	(7,083)

Distributions from net realized capital gains
Class A	(10,105)	(27,401)
Class I	(101,286)	(64,471)
Class R	(2,609)	(20,133)
Class T**	(1,608)	(6,672)

	(115,608)	(118,677)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(145,221)	(125,760)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 129,147 and 27,904 shares, respectively ]	1,544,085	282,598
Capital shares issued in reinvestment of dividends [ 821 and 774 shares, respectively ]	9,245	7,419
Capital shares repurchased [ (26,675) and (68,347) shares, respectively ]	(309,281)	(687,343)

Total Class A transactions	1,244,049	(397,326)

Class I
Capital shares sold [ 1,161,285 and 376,825 shares, respectively ]	14,034,899	3,682,275
Capital shares issued in reinvestment of dividends [ 7,547 and 5,089 shares, respectively ]	84,983	48,758
Capital shares repurchased [ (97,331) and (30,498) shares, respectively ]	(1,177,235)	(304,732)

Total Class I transactions	12,942,647	3,426,301

Class R
Capital shares sold [ 10,311 and 5,476 shares, respectively ]	123,872	57,323
Capital shares issued in reinvestment of dividends [ 85 and 14 shares, respectively ]	953	129
Capital shares repurchased [ (853) and (65,003) shares, respectively ]	(10,195)	(651,126)

Total Class R transactions	114,630	(593,674)

Class T**
Capital shares repurchased [ 0 and (15,000) shares, respectively ]	—	(150,789)

Total Class T transactions	—	(150,789)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,301,326	2,284,512

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,936,834	2,457,704
NET ASSETS:
Beginning of year	6,905,954	4,448,250

End of year (a)	$23,842,788	$6,905,954

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$84,482	$23,337

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class A	2017		2016
Net asset value, beginning of period	$10.28		$10.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	##	0.05	(0.01)
Net realized and unrealized gain (loss)	2.67		0.25	0.33

Total from investment operations	2.73		0.30	0.32

Less distributions:
Dividends from net investment income	(0.02)		— #	(0.07)
Distributions from net realized gains	(0.16)		(0.27)	—

Total dividends and distributions	(0.18)		(0.27)	(0.07)

Net asset value, end of period	$12.83		$10.28	$10.25

Total return (b)	26.72%		3.08%	3.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,063		$591	$997
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.27%		1.35%	1.35%
Before waivers and reimbursements (a)(f)	2.72%		4.38%	9.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.48	%(aa)	0.49%	(0.10	)%(l)
Before waivers and reimbursements (a)(f)	(0.97	)%(aa)	(2.53)%	(8.03	)%(l)
Portfolio turnover rate (z)^	88%		76%	95%

	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class I	2017		2016
Net asset value, beginning of period	$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	##	0.05	0.02
Net realized and unrealized gain (loss)	2.68		0.28	0.32

Total from investment operations	2.76		0.33	0.34

Less distributions:
Dividends from net investment income	(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.16)		(0.27)	—

Total dividends and distributions	(0.20)		(0.30)	(0.07)

Net asset value, end of period	$12.86		$10.30	$10.27

Total return (b)	27.09%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,317		$6,041	$2,416
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%		1.10%	1.10%
Before waivers and reimbursements (a)(f)	2.47%		4.09%	8.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.69	%(bb)	0.49%	0.16	%(l)
Before waivers and reimbursements (a)(f)	(0.76	)%(bb)	(2.51)%	(7.30	)%(l)
Portfolio turnover rate (z)^	88%		76%	95%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class R	2017		2016
Net asset value, beginning of period	$10.23		$10.23	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	##	0.04	(0.04)
Net realized and unrealized gain (loss)	2.66		0.23	0.34

Total from investment operations	2.69		0.27	0.30

Less distributions:
Dividends from net investment income	—		—	(0.07)
Distributions from net realized gains	(0.16)		(0.27)	—

Total dividends and distributions	(0.16)		(0.27)	(0.07)

Net asset value, end of period	$12.76		$10.23	$10.23

Total return (b)	26.49%		2.77%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$332		$168	$777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.53%		1.60%	1.60%
Before waivers and reimbursements (a)(f)	3.00%		4.65%	9.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.27	%(cc)	0.42%	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(1.21	)%(cc)	(2.64)%	(8.49	)%(l)
Portfolio turnover rate (z)^	88%		76%	95%

	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class T**	2017		2016
Net asset value, beginning of period	$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	##	0.08	0.01
Net realized and unrealized gain (loss)	2.65		0.25	0.33

Total from investment operations	2.76		0.33	0.34

Less distributions:
Dividends from net investment income	(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.16)		(0.27)	—

Total dividends and distributions	(0.20)		(0.30)	(0.07)

Net asset value, end of period	$12.86		$10.30	$10.27

Total return (b)	27.09%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131		$105	$259
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%		1.10%	1.10%
Before waivers and reimbursements (a)(f)	3.02%		5.11%	10.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.89	%(dd)	0.77%	0.15	%(l)
Before waivers and reimbursements (a)(f)	(1.10	)%(dd)	(3.23)%	(8.98	)%(l)
Portfolio turnover rate (z)^	88%		76%	95%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.04, ($0.01) and $0.07 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class A would be 0.14% for income after waivers and reimbursements and (1.31)% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class I would be 0.35% for income after waivers and reimbursements and (1.10)% before waivers and reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class R would be (0.07)% for income after waivers and reimbursements and (1.55)% before waivers and reimbursements.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class T would be 0.55% for income after waivers and reimbursements and (1.44)% before waivers and reimbursements.

See Notes to Financial Statements.

1290 GLOBAL TALENTS FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISERS

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/17
		1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	20.89%	15.35%
	with Sales Charge (a)	14.25	11.24
Fund – Class I Shares*		21.23	15.62
Fund – Class R Shares*		20.64	15.05
MSCI ACWI (Net) Index		23.20	18.38
* Date of inception 4/11/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Global Talents Fund and the MSCI ACWI (Net) Index from 4/11/16 to 10/31/17. The performance of the MSCI ACWI (Net) Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (Net) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 21.23% for the year ended October 31, 2017. The Fund’s benchmark, the MSCI ACWI (Net) Index, returned 23.20% over the same year.

Fund Overview — AXA Investment Managers, Inc.

The global equities markets performed strongly over the twelve-month period ended October 31, 2017. While political risk remained heightened (North Korea, European elections, Brexit, Trump presidency), the world economic backdrop continued to improve with a synchronized recovery across regions. Emerging markets led the market growth. Performance across sectors was positive. The information technology sector was the stellar performer, with momentum sustained by corporate earnings’ forecasts. The financial, industrial and material sectors also performed very strongly. The telecommunications, energy and consumer staples sectors were the laggards. Telecommunications and consumer staples continued to see pricing pressure and weak growth prospects, while energy was dampened by weakening oil prices.

We continued to consolidate the number of holdings in the Fund and exited a number of companies over the period. We sold companies when valuation looked full (Iliad SA, Christian Dior Inc., Hella KGaA Hueck & Co., Gilead Sciences, Inc.), the founders left the firm (Alexion Pharmaceuticals Inc.) or their future outlook looked compromised (Cerner Corporation, Oracle Corporation, Luxottica Group, Chipotle Mexican Grill, Inc., Synchronoss Technologies, Inc. and Magnit PJSC). Over the same period, the Fund bought U.S. information technology security player Proofpoint, Inc., and French media group Publicis Groupe.

Fund Highlights

What helped performance during the year?

•	The Fund outperformed the benchmark most notably in three sectors: industrials, telecommunications and consumer discretionary.

•	Within telecommunications, SoftBank Group Corp. performed very strongly, in part due to the announcement of their $100 billion Vision Fund (technology).

•	Within industrials, THK Co. Ltd. and Financiere de L’Odet performed particularly strongly.

•

Within consumer discretionary, while there were declines among some of the U.S. consumer holdings, this was more than offset by strong performance from ANTA Sports Products Ltd., Hella KGaA Hueck & Co., Naspers Ltd., Christian Dior Inc. and Amazon.com, Inc.

1290 GLOBAL TALENTS FUND (Unaudited)

What hurt performance during the year?

•	The Fund lagged the benchmark most markedly in the healthcare sector. The Fund was also slightly behind the benchmark in the consumer staples and financials sectors.

•

Within consumer staples, performance was dragged down by Russian retailer Magnit PJSC, due to weakening traffic trends, and to a lesser extent by Japanese diaper manufacturer Unicharm Corp., facing fiercer competition in developing markets.

•	Within financials, the main detractor was Mexican bank Banregio Grupo Financiero SAB de CV.

•	Within healthcare, DexCom, Inc. and Hikma Pharmaceuticals plc share prices both declined.

Sector Weightings as of October 31, 2017	Market Value	% of Net Assets
Information Technology	$5,728,196	22.1%
Financials	4,558,128	17.6
Consumer Discretionary	4,109,645	15.8
Consumer Staples	2,763,223	10.7
Health Care	2,621,265	10.1
Industrials	1,737,102	6.7
Energy	1,202,414	4.6
Materials	1,196,783	4.6
Telecommunication Services	787,327	3.0
Investment Companies	226,642	0.9
Cash and Other	1,005,140	3.9

		100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class A
Actual	$1,000.00	$1,109.70	$6.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36
Class I
Actual	1,000.00	1,111.30	5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class R
Actual	1,000.00	1,108.20	7.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.64	7.63

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.25%, 1.00% and 1.50%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Belgium (1.7%)
Anheuser-Busch InBev SA/NV	3,626	$443,705

Chile (2.0%)
Antofagasta plc	41,933	531,593

China (5.5%)
Alibaba Group Holding Ltd. (ADR)*	4,441	821,096
ANTA Sports Products Ltd.	136,000	608,404

		1,429,500

Finland (1.3%)
Sampo OYJ, Class A	6,543	342,820

France (5.2%)
Dassault Systemes SE	5,167	548,732
Financiere de L’Odet	474	517,327
Publicis Groupe SA	4,500	293,332

		1,359,391

Germany (4.2%)
Fresenius SE & Co. KGaA	7,106	593,574
Henkel AG & Co. KGaA (Preference)(q)	3,442	483,134

		1,076,708

Israel (2.2%)
Check Point Software Technologies Ltd.*	4,767	561,124

Japan (11.1%)
Kose Corp.	5,500	664,131
Rakuten, Inc.	30,900	328,553
SoftBank Group Corp.	9,000	787,327
THK Co. Ltd.	16,800	608,733
Unicharm Corp.	21,300	481,898

		2,870,642

Jordan (1.3%)
Hikma Pharmaceuticals plc	21,366	330,311

Mexico (3.0%)
Banregio Grupo Financiero SAB de CV	89,000	473,463
Fomento Economico Mexicano SAB de CV	33,400	291,583

		765,046

Peru (1.8%)
Credicorp Ltd.	2,195	459,721

South Africa (2.6%)
Naspers Ltd., Class N	2,765	673,711

Spain (1.5%)
Industria de Diseno Textil SA	10,549	394,383

Switzerland (2.3%)
Roche Holding AG	2,624	606,257

United Kingdom (1.5%)
Reckitt Benckiser Group plc	4,458	398,772

United States (48.0%)
Alphabet, Inc., Class A*	686	708,665

Amazon.com, Inc.*	827	914,067
Apple, Inc.	4,305	727,717
Bank of the Ozarks, Inc.	12,140	565,967
Berkshire Hathaway, Inc., Class B*	4,443	830,574
BlackRock, Inc.	1,022	481,188
Charles Schwab Corp. (The)	17,354	778,153
Concho Resources, Inc.*	4,292	576,029
DexCom, Inc.*	8,983	403,965
Ecolab, Inc.	5,091	665,190
EOG Resources, Inc.	6,272	626,385
Facebook, Inc., Class A*	3,994	719,160
FedEx Corp.	2,706	611,042
IPG Photonics Corp.*	4,638	987,477
O’Reilly Automotive, Inc.*	2,183	460,504
Proofpoint, Inc.*	4,345	401,521
QUALCOMM, Inc.	4,954	252,704
Starbucks Corp.	7,963	436,691
Stryker Corp.	4,437	687,158
Wells Fargo & Co.	11,155	626,242

		12,460,399

Total Common Stocks (95.2%) (Cost $19,607,208)		24,704,083

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	226,597	226,642

Total Short-Term Investment (0.9%) (Cost $226,642)		226,642

Total Investments in Securities (96.1%) (Cost $19,833,850)		24,930,725
Other Assets Less Liabilities (3.9%)		1,005,140

Net Assets (100%)		$25,935,865

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Sector Weightings as of October 31, 2017	Market Value	% of Net Assets
Information Technology	$5,728,196	22.1%
Financials	4,558,128	17.6
Consumer Discretionary	4,109,645	15.8
Consumer Staples	2,763,223	10.7
Health Care	2,621,265	10.1
Industrials	1,737,102	6.7
Energy	1,202,414	4.6
Materials	1,196,783	4.6
Telecommunication Services	787,327	3.0
Investment Companies	226,642	0.9
Cash and Other	1,005,140	3.9

		100.0%

Holdings are subject to change without notice.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,811,262	$2,298,383	$—	$4,109,645
Consumer Staples	291,583	2,471,640	—	2,763,223
Energy	1,202,414	—	—	1,202,414
Financials	4,215,308	342,820	—	4,558,128
Health Care	1,091,123	1,530,142	—	2,621,265
Industrials	611,042	1,126,060	—	1,737,102
Information Technology	5,179,464	548,732	—	5,728,196
Materials	665,190	531,593	—	1,196,783
Telecommunication Services	—	787,327	—	787,327
Short-Term Investments
Investment Companies	226,642	—	—	226,642

Total Assets	$15,294,028	$9,636,697	$—	$24,930,725

Total Liabilities	$—	$—	$—	$—

Total	$15,294,028	$9,636,697	$—	$24,930,725

There were no transfers between Levels 1, 2 or 3 during the year ended October 31, 2017.

The Fund held no derivatives contracts during the year ended October 31, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Investment security transactions for the year ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,046,162
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,982,155

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,865,986
Aggregate gross unrealized depreciation	(769,207)

Net unrealized appreciation	$5,096,779

Federal income tax cost of investments in securities and derivative instruments, if applicable	$19,833,946

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $19,833,850)	$24,930,725
Cash	666,000
Receivable for securities sold	292,258
Receivable for Fund shares sold	68,943
Dividends, interest and other receivables	28,644
Prepaid registration and filing fees	13,400
Other assets	318

Total assets	26,000,288

LIABILITIES
Investment advisory fees payable	4,032
Administrative fees payable	3,265
Transfer agent fees payable	2,832
Distribution fees payable – Class A	152
Distribution fees payable – Class R	52
Accrued expenses	54,090

Total liabilities	64,423

NET ASSETS	$25,935,865

Net assets were comprised of:
Paid in capital	$20,884,204
Accumulated undistributed net investment income (loss)	29,669
Accumulated undistributed net realized gain (loss)	(75,217)
Net unrealized appreciation (depreciation)	5,097,209

Net assets	$25,935,865

Class A
Net asset value and redemption price per share, $802,795 / 64,557 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.44
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price per share	$13.16

Class I
Net asset value and redemption price per share, $25,009,035 / 2,003,634 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.48

Class R
Net asset value and redemption price per share, $124,035 / 10,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.39

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

INVESTMENT INCOME
Dividends (net of $14,653 foreign withholding tax)	$259,502
Interest	1,037

Total income	260,539

EXPENSES
Investment advisory fees	183,919
Professional fees	84,672
Registration and filing fees	45,082
Administrative fees	34,485
Transfer agent fees	28,930
Offering costs	15,233
Custodian fees	10,800
Printing and mailing expenses	10,149
Trustees’ fees	2,882
Distribution fees – Class A	730
Distribution fees – Class R	565
Miscellaneous	25,709

Gross expenses	443,156
Less: Waiver from investment adviser	(201,241)

Net expenses	241,915

NET INVESTMENT INCOME (LOSS)	18,624

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(75,121)
Foreign currency transactions	(1,988)

Net realized gain (loss)	(77,109)

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,489,150
Foreign currency translations	662

Net change in unrealized appreciation (depreciation)	4,489,812

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,412,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,431,327

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2017	April 11, 2016* to October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,624	$6,413
Net realized gain (loss)	(77,109)	65,542
Net change in unrealized appreciation (depreciation)	4,489,812	607,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,431,327	679,352

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(11,303)	—

	(11,303)	—

Distributions from net realized capital gains
Class A	(400)	—
Class I	(79,321)	—
Class R	(400)	—

	(80,121)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(91,424)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 54,934 and 10,010 shares, respectively ]	651,538	100,100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	— ##	—
Capital shares repurchased [ (387) and 0 shares, respectively ]	(4,720)	—

Total Class A transactions	646,818	100,100

Class I
Capital shares sold [ 25,104 and 1,980,634 shares, respectively ]	288,617	19,806,500
Capital shares issued in reinvestment of dividends [ 13 and 0 shares, respectively ]	138	—
Capital shares repurchased [ (2,117) and 0 shares, respectively ]	(25,662)	—

Total Class I transactions	263,093	19,806,500

Class R
Capital shares sold [ 0 and 10,009 shares, respectively ]	—	100,099
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	— ##	—

Total Class R transactions	— ##	100,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	909,911	20,006,699

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,249,814	20,686,051
NET ASSETS:
Beginning of period	20,686,051	—

End of period (a)	$25,935,865	$20,686,051

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$29,669	$11,105

* The Fund commenced operations on April 11, 2016.
# Number of shares is less than 0.5.
## Amount is less than $0.50.

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS

Class A	Year Ended October 31, 2017	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$10.33	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	2.18	0.34

Total from investment operations	2.15	0.33

Less distributions:
Distributions from net realized gains	(0.04)	—

Net asset value, end of period	$12.44	$10.33

Total return (b)	20.89%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$803	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.27%	1.40%
Before waivers and reimbursements (a)(f)	2.13%	2.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.25)%	(0.19	)%(l)
Before waivers and reimbursements (a)(f)	(1.11)%	(1.10	)%(l)
Portfolio turnover rate (z)^	18%	11%

Class I	Year Ended October 31, 2017	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$10.34	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	—	#
Net realized and unrealized gain (loss)	2.18	0.34

Total from investment operations	2.19	0.34

Less distributions:
Dividends from net investment income	(0.01)	—
Distributions from net realized gains	(0.04)	—

Total dividends and distributions	(0.05)	—

Net asset value, end of period	$12.48	$10.34

Total return (b)	21.23%	3.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,009	$20,479
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.15%
Before waivers and reimbursements (a)(f)	1.92%	2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.09%	0.06	%(l)
Before waivers and reimbursements (a)(f)	(0.79)%	(0.85	)%(l)
Portfolio turnover rate (z)^	18%	11%

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Year Ended October 31, 2017	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	2.17	0.34

Total from investment operations	2.12	0.31

Less distributions:
Distributions from net realized gains	(0.04)	—

Net asset value, end of period	$12.39	$10.31

Total return (b)	20.64%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.55%	1.65%
Before waivers and reimbursements (a)(f)	2.42%	2.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.41)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(1.29)%	(1.35	)%(l)
Portfolio turnover rate (z)^	18%	11%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/17
		1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	9.20%	4.17%
	with Sales Charge (a)	4.34	2.57
Fund – Class I Shares*		9.58	4.47
Fund – Class R Shares*		8.95	3.92
Fund – Class T Shares*†	without Sales Charge	9.46	4.43
	with Sales Charge (b)	6.74	3.53
ICE BofAML US High Yield Index		9.14	5.71

*      Date of inception 11/12/14.

†      Class T Shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

(a)    A 4.50% front-end sales charge was deducted.

(b)    A 2.50% front-end sales charge was deducted.

        Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 High Yield Bond Fund and the ICE BofAML US High Yield Index from 11/12/14 to 10/31/17. The performance of the ICE BofAML US High Yield Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML US High Yield Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 9.58% for the year ended October 31, 2017. The Fund’s benchmark, the ICE BofAML US High Yield Index, returned 9.14% over the same year.

Fund Overview — AXA Investment Managers, Inc.

The high yield market posted a positive return in the twelve-month period ended October 31, 2017. Returns were driven by improved commodity prices, including both oil and metals, receding global macro concerns and rising stock prices. Flows into the high yield market were negative for the period, with $7.7 billion of outflows. The high yield new issue market priced $314.9 billion of new issues during the twelve-months ended October 31, 2017, which compares favorably to the $279.0 billion priced during the same period last year. The period saw $16.6 billion of high yield default volume, materially lower than the $49.4 billion of high yield default volume in the same period last year. The par weighted high yield default rate ended the period at 1.18%, down from 3.59% in October 2016.

Fund Highlights

What helped performance during the year?

•

During the one-year period ended October 31, 2017, the Fund’s relative performance benefited from positive security selection, particularly within the higher yielding portion of the market. Both the Fund’s overweight positioning within the higher yielding portion of the market and the Fund’s underweight positioning within the higher quality, lower yielding segment of the market had positive impacts on relative performance. Fund performance benefited from participation in multiple new issues during the period, which performed well post pricing.

•

From a sector perspective, the Fund experienced positive security selection in a number of sectors including the financial services and telecommunications sectors. During the period, relative performance benefited from the Fund’s underweight positioning within the underperforming retail sector.

1290 HIGH YIELD BOND FUND (Unaudited)

•

The top contributors to performance during the period were debt positions in CURO Financial Technologies Corp. (Speedy Cash), Ace Cash Express, Inc. and Intelsat Inc.  Speedy Cash and Ace Cash Express are both consumer bonds focused, specialty finance companies. Speedy Cash and Ace Cash Express bonds were both top contributors to performance during the period as investors focused on the potential for less regulation in this sector following the outcome of the U.S. presidential election. Additionally, Speedy Cash bonds performed well in part due to this bond being called as part of a larger refinancing of the company’s debt. Intelsat is a global satellite services company. Intelsat bonds were a top contributor to performance during the period due to a proposed merger and acquisition transaction, which ultimately did not occur, and due to earnings trends stabilizing, which enabled the company to access the capital markets at more senior portions of its capital structure.

What hurt performance during the year?

•

The Fund’s performance was hurt by negative security selection within the higher quality, lower yielding portion of the market. The Fund’s overweight positioning within the more defensive, short duration portion of the market was a drag on performance.

•

Negative security selection in certain sectors including basic industry, healthcare and energy was detrimental to performance. The Fund’s underweight positioning within the outperforming energy and basic industry sectors detracted from relative performance.

•

The bottom contributors to performance during the period were debt positions in Concordia International, Staples Inc. and The Fresh Market. Concordia International is a pharmaceutical company. Concordia’s bonds were a bottom contributor to performance during the period due to the company’s weak earnings and guidance as well as continued investor concerns regarding potential financial penalties and regulatory changes in certain markets which could negatively impact the pricing of Concordia’s products. Staples Inc. is the largest business to business distributor of office products and related items in the U.S.  Staples bonds were a bottom contributor to performance during the period due to investor concerns regarding the potential for Amazon to change the competitive dynamics of the industry. Also, Staples bonds were pressured because of negative investor sentiment within the sector and due to investor concerns regarding Staples’ future earnings following weak earnings reported by a competitor. The Fresh Market is a natural and gourmet grocer mainly focused in the southeastern U.S.  Fresh Market bonds were a bottom contributor to performance during the period due to the company reporting weaker than expected earnings and management announcing a pause of its previous strategy of price investment and store remodels amidst the uncertain outlook in the grocery space following Amazon’s acquisition of Whole Foods Market.

Fund Characteristics As of October 31, 2017
Weighted Average Life (Years)	5.57
Weighted Average Coupon (%)	6.88
Weighted Average Modified Duration (Years)*	2.73
Weighted Average Rating**	B2

*   Modified duration is a measure of the price sensitivity of the Fund to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of October 31, 2017	% of Net Assets
Consumer Discretionary	15.3%
Industrials	14.4
Energy	13.4
Information Technology	12.5
Telecommunication Services	11.4
Health Care	10.8
Materials	6.5
Consumer Staples	5.0
Financials	3.6
Real Estate	1.9
Investment Companies	1.2
Utilities	0.9
Cash and Other	3.1

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

1290 HIGH YIELD BOND FUND (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class A
Actual	$1,000.00	$1,027.30	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class I
Actual	1,000.00	1,029.70	4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08
Class R
Actual	1,000.00	1,027.10	6.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61
Class T**
Actual	1,000.00	1,028.60	4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

*   Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.05%, 0.80%, 1.30% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.7%)
Consumer Discretionary (15.3%)
Distributors (1.1%)
American Tire Distributors, Inc. 10.250%, 3/1/22§	$220,000	$229,636
Univar USA, Inc. 6.750%, 7/15/23§	108,000	113,805

		343,441

Hotels, Restaurants & Leisure (2.6%)
1011778 BC ULC
4.625%, 1/15/22§	225,000	230,243
5.000%, 10/15/25§	115,000	116,725
Eldorado Resorts, Inc. 7.000%, 8/1/23	114,000	122,835
LTF Merger Sub, Inc. 8.500%, 6/15/23§	202,000	213,615
MGM Resorts International 8.625%, 2/1/19	85,000	91,056
Silversea Cruise Finance Ltd. 7.250%, 2/1/25§	41,000	44,075

		818,549

Household Durables (1.0%)
American Greetings Corp. 7.875%, 2/15/25§	115,000	124,918
Mattamy Group Corp. 6.500%, 10/1/25§	90,000	93,600
PulteGroup, Inc. 5.000%, 1/15/27	90,000	94,388

		312,906

Media (8.9%)
Altice Financing SA 7.500%, 5/15/26§	200,000	219,380
Altice Luxembourg SA 7.750%, 5/15/22§	200,000	211,760
AMC Entertainment Holdings, Inc. 6.125%, 5/15/27	94,000	92,825
Cablevision Systems Corp. 7.750%, 4/15/18	185,000	189,181
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	228,000	232,582
5.125%, 12/15/21§	121,000	123,456
Cinemark USA, Inc. 4.875%, 6/1/23	45,000	45,788
CSC Holdings LLC 7.875%, 2/15/18	80,000	81,208
DISH DBS Corp. 7.875%, 9/1/19	142,000	153,431
Lions Gate Entertainment Corp. 5.875%, 11/1/24§	102,000	108,120
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	65,000	67,113
McGraw-Hill Global Education Holdings LLC 7.875%, 5/15/24§	109,000	109,545
MHGE Parent LLC 8.500%, 8/1/19 PIK§	230,000	229,723

National CineMedia LLC 6.000%, 4/15/22	92,000	93,725
Regal Entertainment Group 5.750%, 3/15/22	134,000	139,025
Tribune Media Co. 5.875%, 7/15/22	48,000	49,800
Unitymedia GmbH 6.125%, 1/15/25§	200,000	213,580
Ziggo Bond Finance BV 6.000%, 1/15/27§	200,000	203,375
Ziggo Secured Finance BV 5.500%, 1/15/27§	200,000	204,000

		2,767,617

Multiline Retail (0.4%)
Cumberland Farms, Inc. 6.750%, 5/1/25§	45,000	47,871
Dollar Tree, Inc. 5.250%, 3/1/20	85,000	87,019

		134,890

Specialty Retail (1.3%)
L Brands, Inc. 6.750%, 7/1/36	60,000	58,800
Penske Automotive Group, Inc. 5.750%, 10/1/22	85,000	87,686
Staples, Inc. 8.500%, 9/15/25§	285,000	251,513

		397,999

Total Consumer Discretionary		4,775,402

Consumer Staples (5.0%)
Beverages (0.3%)
DS Services of America, Inc. 10.000%, 9/1/21§	80,000	84,000

Food & Staples Retailing (1.5%)
Fresh Market, Inc. (The) 9.750%, 5/1/23§	106,000	59,890
Rite Aid Corp.
9.250%, 3/15/20	130,000	132,197
6.750%, 6/15/21	158,000	156,420
6.125%, 4/1/23§	140,000	130,200

		478,707

Food Products (2.5%)
Clearwater Seafoods, Inc. 6.875%, 5/1/25§	73,000	77,334
JBS USA LUX SA
8.250%, 2/1/20§	115,000	116,578
5.750%, 6/15/25§	195,000	190,122
Lamb Weston Holdings, Inc. 4.875%, 11/1/26§	73,000	76,559
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	76,000	78,956
Post Holdings, Inc.
6.000%, 12/15/22§	55,000	57,681
5.750%, 3/1/27§	150,000	156,150

		753,380

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Household Products (0.4%)
Spectrum Brands, Inc. 6.625%, 11/15/22	$135,000	$140,330

Personal Products (0.3%)
Prestige Brands, Inc. 6.375%, 3/1/24§	101,000	107,565

Total Consumer Staples		1,563,982

Energy (13.4%)
Energy Equipment & Services (0.7%)
Nabors Industries, Inc. 5.500%, 1/15/23	61,000	58,560
Precision Drilling Corp.
6.625%, 11/15/20	35,875	36,278
7.750%, 12/15/23	106,000	108,788

		203,626

Oil, Gas & Consumable Fuels (12.7%)
American Midstream Partners LP 8.500%, 12/15/21§	147,000	152,972
Andeavor Logistics LP 6.125%, 10/15/21	167,000	172,010
Antero Resources Corp. 5.625%, 6/1/23	107,000	112,083
Blue Racer Midstream LLC 6.125%, 11/15/22§	246,000	255,839
Calumet Specialty Products Partners LP 7.625%, 1/15/22	145,000	142,463
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	60,000	61,200
Crestwood Midstream Partners LP
6.250%, 4/1/23	124,000	129,115
5.750%, 4/1/25	74,000	75,850
CrownRock LP 5.625%, 10/15/25 (b)§	160,000	162,000
Delek Logistics Partners LP 6.750%, 5/15/25§	135,000	137,025
Genesis Energy LP
5.625%, 6/15/24	88,000	87,120
6.500%, 10/1/25	143,000	144,787
Gulfport Energy Corp. 6.375%, 1/15/26 (b)§	90,000	90,846
Holly Energy Partners LP 6.000%, 8/1/24§	56,000	58,555
MEG Energy Corp. 6.500%, 1/15/25§	58,000	57,710
Oasis Petroleum, Inc. 6.875%, 3/15/22	100,000	102,500
Parsley Energy LLC
6.250%, 6/1/24§	100,000	106,375
5.625%, 10/15/27 (b)§	96,000	99,062
PBF Holding Co. LLC 7.000%, 11/15/23	105,000	109,074
PBF Logistics LP
6.875%, 5/15/23 (b)§	70,000	72,231
6.875%, 5/15/23	214,000	220,821
PDC Energy, Inc. 7.750%, 10/15/22	102,000	106,335
Range Resources Corp. 5.750%, 6/1/21	85,000	87,652

Rice Energy, Inc. 7.250%, 5/1/23	100,000	107,500
RSP Permian, Inc. 6.625%, 10/1/22	206,000	217,073
Sanchez Energy Corp. 6.125%, 1/15/23	110,000	91,850
SemGroup Corp.
5.625%, 7/15/22	110,000	108,075
5.625%, 11/15/23	75,000	73,313
SM Energy Co. 6.750%, 9/15/26	109,000	111,867
Southern Star Central Corp. 5.125%, 7/15/22§	110,000	114,557
Southwestern Energy Co. 7.750%, 10/1/27	75,000	77,835
Summit Midstream Holdings LLC 5.500%, 8/15/22	150,000	151,875
Targa Resources Partners LP 6.750%, 3/15/24	95,000	102,420
Whiting Petroleum Corp. 5.000%, 3/15/19	80,000	80,800

		3,980,790

Total Energy		4,184,416

Financials (3.6%)
Capital Markets (0.3%)
Eagle Holding Co. II LLC 7.625%, 5/15/22 PIK§	98,000	100,940

Consumer Finance (1.4%)
Ally Financial, Inc. 4.625%, 5/19/22	102,000	107,610
Enova International, Inc.
9.750%, 6/1/21	60,000	63,788
8.500%, 9/1/24§	125,000	125,390
TMX Finance LLC 8.500%, 9/15/18§	137,000	126,040

		422,828

Insurance (1.0%)
Hub Holdings LLC 8.125%, 7/15/19 PIK§	175,000	175,656
HUB International Ltd. 7.875%, 10/1/21§	125,000	130,000

		305,656

Thrifts & Mortgage Finance (0.9%)
Stearns Holdings LLC 9.375%, 8/15/20§	271,000	282,518

Total Financials		1,111,942

Health Care (10.8%)
Biotechnology (0.4%)
Sterigenics-Nordion Topco LLC 8.125%, 11/1/21 PIK§	116,000	118,175

Health Care Equipment & Supplies (1.4%)
Alere, Inc. 7.250%, 7/1/18	160,000	160,000
Greatbatch Ltd. 9.125%, 11/1/23§	168,000	182,385

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Sterigenics-Nordion Holdings LLC 6.500%, 5/15/23§	$84,000	$87,780

		430,165

Health Care Providers & Services (6.3%)
Centene Corp. 6.125%, 2/15/24	95,000	102,125
Envision Healthcare Corp.
5.625%, 7/15/22	22,000	22,330
6.250%, 12/1/24§	57,000	59,494
HCA, Inc.
7.500%, 2/15/22	195,000	221,324
7.690%, 6/15/25	91,000	103,285
5.875%, 2/15/26	85,000	89,148
4.500%, 2/15/27	150,000	151,125
LifePoint Health, Inc. 5.500%, 12/1/21	123,000	125,460
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	100,000	107,770
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 5/1/23§	167,000	175,768
SP Finco LLC 6.750%, 7/1/25§	92,000	83,318
Surgery Center Holdings, Inc. 8.875%, 4/15/21§	70,000	71,316
Team Health Holdings, Inc. 6.375%, 2/1/25§	137,000	126,383
Tenet Healthcare Corp.
7.500%, 1/1/22§	173,000	182,514
5.125%, 5/1/25§	69,000	66,930
7.000%, 8/1/25§	69,000	63,135
WellCare Health Plans, Inc. 5.250%, 4/1/25	95,000	100,284
West Street Merger Sub, Inc. 6.375%, 9/1/25§	108,000	109,890

		1,961,599

Health Care Technology (0.5%)
Quintiles IMS, Inc. 4.875%, 5/15/23§	159,000	165,758

Pharmaceuticals (2.2%)
Endo Finance LLC 7.250%, 1/15/22§	128,000	117,760
inVentiv Group Holdings, Inc. 7.500%, 10/1/24§	128,000	141,120
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	7,000	6,957
7.500%, 7/15/21§	120,000	118,050
6.500%, 3/15/22§	70,000	74,116
6.125%, 4/15/25§	185,000	155,399
5.500%, 11/1/25 (b)§	75,000	76,688

		690,090

Total Health Care		3,365,787

Industrials (14.4%)
Aerospace & Defense (1.1%)
Spirit AeroSystems, Inc. 5.250%, 3/15/22	60,000	62,411
TransDigm, Inc.
5.500%, 10/15/20	63,000	63,945

6.000%, 7/15/22	107,000	111,414
Triumph Group, Inc. 7.750%, 8/15/25§	100,000	107,000

		344,770

Airlines (0.9%)
Intrepid Aviation Group Holdings LLC 6.875%, 2/15/19§	278,000	274,178

Building Products (2.0%)
Builders FirstSource, Inc. 10.750%, 8/15/23§	100,000	114,125
Standard Industries, Inc.
5.500%, 2/15/23§	216,000	227,880
6.000%, 10/15/25§	90,000	97,200
Summit Materials LLC 6.125%, 7/15/23	172,000	178,880

		618,085

Commercial Services & Supplies (2.7%)
ACCO Brands Corp. 5.250%, 12/15/24§	120,000	124,650
APX Group, Inc. 8.875%, 12/1/22 (b)§	114,000	122,408
Covanta Holding Corp.
6.375%, 10/1/22	70,000	71,838
5.875%, 7/1/25	47,000	46,530
Multi-Color Corp.
6.125%, 12/1/22§	135,000	140,737
4.875%, 11/1/25§	66,000	66,580
Nielsen Finance LLC 5.000%, 4/15/22§	106,000	109,180
Prime Security Services Borrower LLC 9.250%, 5/15/23§	160,000	177,408

		859,331

Construction & Engineering (1.7%)
AECOM 5.750%, 10/15/22	178,000	186,241
AECOM Global II LLC 5.000%, 4/1/22	95,000	98,503
Michael Baker Holdings LLC 8.875%, 4/15/19 PIK§	81,999	82,102
Michael Baker International LLC 8.250%, 10/15/18§	175,000	175,000

		541,846

Machinery (1.6%)
Novelis Corp. 5.875%, 9/30/26§	136,000	140,162
Shape Technologies Group, Inc. 7.625%, 2/1/20§	145,000	149,350
Welbilt, Inc. 9.500%, 2/15/24	172,000	195,650

		485,162

Professional Services (1.0%)
Jaguar Holding Co. II 6.375%, 8/1/23§	290,000	302,325

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Road & Rail (3.1%)
DAE Funding LLC 5.000%, 8/1/24§	$144,000	$147,060
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23§	292,000	302,949
Neovia Logistics Services LLC 8.875%, 8/1/20§	245,000	205,800
Park Aerospace Holdings Ltd. 5.500%, 2/15/24§	162,000	168,075
Watco Cos. LLC 6.375%, 4/1/23§	160,000	165,500

		989,384

Trading Companies & Distributors (0.3%)
International Lease Finance Corp. 6.250%, 5/15/19	80,000	84,764

Total Industrials		4,499,845

Information Technology (12.5%)
Communications Equipment (0.8%)
Aegis Merger Sub, Inc. 10.250%, 2/15/23§	99,000	107,910
CommScope Technologies LLC 6.000%, 6/15/25§	130,000	137,644

		245,554

Internet Software & Services (2.0%)
Bankrate, Inc. 6.125%, 8/15/18§	94,000	94,000
GTT Communications, Inc. 7.875%, 12/31/24§	138,000	147,149
Match Group, Inc. 6.375%, 6/1/24	85,000	92,225
Rackspace Hosting, Inc. 8.625%, 11/15/24§	159,000	167,443
Zayo Group LLC 5.750%, 1/15/27§	124,000	130,820

		631,637

IT Services (2.4%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	50,000	50,500
5.375%, 8/1/22§	245,000	249,899
Exela Intermediate LLC
10.000%, 7/15/23§	115,000	110,400
First Data Corp.
7.000%, 12/1/23§	153,000	163,710
Gartner, Inc.
5.125%, 4/1/25§	63,000	66,547
Unisys Corp.
10.750%, 4/15/22§	85,000	94,563

		735,619

Semiconductors & Semiconductor Equipment (0.9%)
NXP BV
4.625%, 6/1/23§	270,000	289,575

Software (4.7%)
Ascend Learning LLC
6.875%, 8/1/25§	53,000	55,385
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21§	120,000	126,600

BMC Software, Inc.
7.250%, 6/1/18	39,000	39,644
Boxer Parent Co., Inc.
9.750%, 10/15/19 PIK§	259,000	258,838
Change Healthcare Holdings LLC
5.750%, 3/1/25§	175,000	178,938
CURO Financial Technologies Corp.
12.000%, 3/1/22§	208,000	228,800
CURO Financial Technologies Corp.
12.000%, 3/1/22 (b)§	80,000	86,600
Informatica LLC
7.125%, 7/15/23§	105,000	106,969
Solera LLC
10.500%, 3/1/24§	82,000	93,019
Sophia LP
9.000%, 9/30/23§	290,000	301,600

		1,476,393

Technology Hardware, Storage & Peripherals (1.7%)
Dell International LLC
5.875%, 6/15/21§	282,000	295,042
7.125%, 6/15/24§	107,000	118,107
NCR Corp.
4.625%, 2/15/21	75,000	75,937
5.875%, 12/15/21	43,000	44,344

		533,430

Total Information Technology		3,912,208

Materials (6.5%)
Chemicals (4.3%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	82,000	99,802
Huntsman International LLC
4.875%, 11/15/20	98,000	102,533
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	208,250
Koppers, Inc.
6.000%, 2/15/25§	101,000	108,323
NOVA Chemicals Corp.
4.875%, 6/1/24§	95,000	96,311
Nufarm Australia Ltd.
6.375%, 10/15/19§	215,000	218,763
PQ Corp.
8.500%, 11/1/22§	162,000	168,682
6.750%, 11/15/22§	85,000	91,853
Rayonier AM Products, Inc.
5.500%, 6/1/24§	260,000	252,362

		1,346,879

Containers & Packaging (1.8%)
Berry Global, Inc.
5.125%, 7/15/23	86,000	90,300
BWAY Holding Co.
5.500%, 4/15/24§	115,000	119,750
7.250%, 4/15/25§	235,000	243,812
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	100,000	101,750

		555,612

Metals & Mining (0.4%)
ArcelorMittal
7.500%, 10/15/39	105,000	131,124

Total Materials		2,033,615

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	$90,000	$97,541
SBA Communications Corp. (REIT)
4.875%, 9/1/24	90,000	92,588
Uniti Group LP (REIT)
7.125%, 12/15/24§	69,000	63,653

		253,782

Real Estate Management & Development (1.1%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	155,000	165,137
Howard Hughes Corp. (The)
5.375%, 3/15/25§	160,000	164,400

		329,537

Total Real Estate		583,319

Telecommunication Services (11.4%)
Diversified Telecommunication Services (7.3%)
CCO Holdings LLC
5.250%, 3/15/21	95,000	97,493
5.250%, 9/30/22	97,000	99,910
5.125%, 5/1/23§	220,000	229,349
5.750%, 2/15/26§	135,000	141,143
5.875%, 5/1/27§	210,000	220,437
CenturyLink, Inc.
Series G 6.875%, 1/15/28	90,000	89,658
Series W 6.750%, 12/1/23	30,000	31,209
Cincinnati Bell, Inc.
7.000%, 7/15/24§	132,000	132,000
Frontier Communications Corp.
6.250%, 9/15/21	41,000	33,620
Intelsat Jackson Holdings SA
7.250%, 10/15/20	240,000	230,400
Intelsat Luxembourg SA
8.125%, 6/1/23	155,000	94,647
Level 3 Financing, Inc.
5.375%, 8/15/22	188,000	193,523
SFR Group SA
6.000%, 5/15/22§	200,000	208,500
Sprint Capital Corp.
6.900%, 5/1/19	60,000	63,078
8.750%, 3/15/32	185,000	223,850
Windstream Services LLC
7.750%, 10/15/20	220,000	196,900

		2,285,717

Wireless Telecommunication Services (4.1%)
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	212,393
Digicel Ltd.
6.000%, 4/15/21§	250,000	245,938
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	53,750
Sprint Corp.
7.875%, 9/15/23	255,000	285,446
7.125%, 6/15/24	115,000	124,304

T-Mobile USA, Inc.
6.000%, 3/1/23	171,000	180,191
6.375%, 3/1/25	80,000	86,400
5.375%, 4/15/27	90,000	97,313

		1,285,735

Total Telecommunication Services		3,571,452

Utilities (0.9%)
Independent Power and Renewable Electricity Producers (0.7%)
Calpine Corp.
5.750%, 1/15/25	90,000	85,302
Talen Energy Supply LLC
6.500%, 5/1/18	71,000	72,065
4.600%, 12/15/21	88,000	80,194

		237,561

Water Utilities (0.2%)
Core & Main LP
6.125%, 8/15/25§	53,000	53,928

Total Utilities		291,489

Total Corporate Bonds		29,893,457

Total Long-Term Debt Securities (95.7%) (Cost $29,366,459)		29,893,457

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	371,799	371,873

Total Short-Term Investment (1.2%) (Cost $371,899)		371,873

Total Investments in Securities (96.9%) (Cost $29,738,358)		30,265,330
Other Assets Less Liabilities (3.1%)		979,973

Net Assets (100%)		$31,245,303

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2017, the market value of these securities amounted to $19,466,803 or 62.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At October 31, 2017, the market value of these securities amounted to $709,835 or 2.3% of net assets.

Glossary:

PIK	— Payment-in Kind Security

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Country Diversification As a Percentage of Total Net Assets
Australia	0.7%
Brazil	1.0
Canada	2.9
China	0.4
France	0.7
Germany	0.7
Ireland	0.5
Jamaica	1.5
Luxembourg	3.5
Netherlands	2.2
New Zealand	0.3
United Arab Emirates	0.5
United States	82.0
Cash and Other	3.1

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,775,402	$—	$4,775,402
Consumer Staples	—	1,563,982	—	1,563,982
Energy	—	4,184,416	—	4,184,416
Financials	—	1,111,942	—	1,111,942
Health Care	—	3,365,787	—	3,365,787
Industrials	—	4,499,845	—	4,499,845
Information Technology	—	3,912,208	—	3,912,208
Materials	—	2,033,615	—	2,033,615
Real Estate	—	583,319	—	583,319
Telecommunication Services	—	3,571,452	—	3,571,452
Utilities	—	291,489	—	291,489
Short-Term Investments
Investment Companies	371,873	—	—	371,873

Total Assets	$371,873	$29,893,457	$—	$30,265,330

Total Liabilities	$—	$—	$—	$—

Total	$371,873	$29,893,457	$—	$30,265,330

There were no transfers between Levels 1, 2 or 3 during the year ended October 31, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

The Fund held no derivatives contracts during the year ended October 31, 2017.

Investment security transactions for the year ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,671,405
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,356,185

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$875,369
Aggregate gross unrealized depreciation	(349,970)

Net unrealized appreciation	$525,399

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,739,931

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $29,738,358)	$30,265,330
Cash	895,000
Dividends, interest and other receivables	497,947
Due from Custodian	127,450
Receivable for securities sold	30,313
Prepaid registration and filing fees	25,174
Receivable for Fund shares sold	1,000
Other assets	301

Total assets	31,842,515

LIABILITIES
Payable for securities purchased	277,368
Dividends and distributions payable	132,736
Payable for Fund shares redeemed	106,491
Transfer agent fees payable	4,633
Administrative fees payable	3,992
Investment advisory fees payable	224
Distribution fees payable – Class A	162
Distribution fees payable – Class R	92
Accrued expenses	71,514

Total liabilities	597,212

NET ASSETS	$31,245,303

Net assets were comprised of:
Paid in capital	$33,064,554
Accumulated undistributed net investment income (loss)	(132,736)
Accumulated undistributed net realized gain (loss)	(2,213,487)
Net unrealized appreciation (depreciation)	526,972

Net assets	$31,245,303

Class A
Net asset value and redemption price per share, $709,429 / 75,998 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.33
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price per share	$9.77

Class I
Net asset value and redemption price per share, $30,185,378 / 3,233,202 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.34

Class R
Net asset value and redemption price per share, $218,023 / 23,364 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.33

Class T**
Net asset value and redemption price per share, $132,473 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.33
Maximum sales charge (2.50% of offering price)	0.24

Maximum offering price per share	$9.57

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

INVESTMENT INCOME
Interest	$1,912,896
Dividends	5,058

Total income	1,917,954

EXPENSES
Investment advisory fees	180,615
Professional fees	113,485
Administrative fees	45,154
Transfer agent fees	44,630
Registration and filing fees	41,920
Printing and mailing expenses	13,816
Custodian fees	10,050
Trustees’ fees	3,728
Distribution fees – Class A	1,394
Distribution fees – Class R	1,025
Distribution fees – Class T**	648
Miscellaneous	23,663

Gross expenses	480,128
Less: Waiver from investment adviser	(225,769)
Waiver from distributor	(648)
Reimbursement from investment adviser	(5,547)

Net expenses	248,164

NET INVESTMENT INCOME (LOSS)	1,669,790

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(323,232)
Net change in unrealized appreciation (depreciation) on investments in securities	1,356,734

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,033,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,703,292

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,669,790	$1,819,249
Net realized gain (loss)	(323,232)	(1,392,638)
Net change in unrealized appreciation (depreciation)	1,356,734	1,253,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,703,292	1,680,328

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(29,312)	(314,511)
Class I	(1,610,575)	(1,325,494)
Class R	(10,366)	(299,260)
Class T**	(7,245)	(107,745)

	(1,657,498)	(2,047,010)

Return of capital
Class A	(316)	(2,634)
Class I	(17,372)	(11,101)
Class R	(112)	(2,506)
Class T**	(78)	(903)

	(17,878)	(17,144)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,675,376)	(2,064,154)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 49,493 and 13,888 shares, respectively ]	460,006	118,653
Capital shares issued in reinvestment of dividends [ 2,013 and 797 shares, respectively ]	18,727	7,002
Capital shares repurchased [ (14,921) and (890,407) shares, respectively ]	(139,448)	(7,602,598)

Total Class A transactions	339,285	(7,476,943)

Class I
Capital shares sold [ 194,981 and 2,155,057 shares, respectively ]	1,810,794	18,424,957
Capital shares issued in reinvestment of dividends [ 9,568 and 2,680 shares, respectively ]	88,937	23,683
Capital shares repurchased [ (45,605) and (1,232) shares, respectively ]	(425,841)	(14,555)

Total Class I transactions	1,473,890	18,434,085

Class R
Capital shares sold [ 1,739 and 12 shares, respectively ]	16,288	100
Capital shares issued in reinvestment of dividends [ 31 and 0 shares, respectively ]	287	—
Capital shares repurchased [ (1) and (890,000) shares, respectively ]	(10)	(7,598,807)

Total Class R transactions	16,565	(7,598,707)

Class T**
Capital shares repurchased [ 0 and (290,000) shares, respectively ]	—	(2,475,997)

Total Class T transactions	—	(2,475,997)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,829,740	882,438

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,857,656	498,612
NET ASSETS:
Beginning of year	28,387,647	27,889,035

End of year (a)	$31,245,303	$28,387,647

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(132,736)	$(145,209)

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,		November 12, 2014* to October 31, 2015
Class A	2017	2016
Net asset value, beginning of period	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.49	0.61	0.59
Net realized and unrealized gain (loss)	0.32	(0.09)	(0.84)

Total from investment operations	0.81	0.52	(0.25)

Less distributions:
Dividends from net investment income	(0.48)	(0.65)	(0.60)
Return of capital	(0.01)	(0.01)	—

Total dividends and distributions	(0.49)	(0.66)	(0.60)

Net asset value, end of period	$9.33	$9.01	$9.15

Total return (b)	9.20%	6.17%	(2.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$709	$355	$8,372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%	1.06%	1.05%
Before waivers and reimbursements (a)(f)	1.84%	1.81%	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.26%	7.06%	6.39	%(l)
Before waivers and reimbursements (a)(f)	4.48%	6.31%	4.99	%(l)
Portfolio turnover rate (z)^	54%	79%	57%

	Year Ended October 31,		November 12, 2014* to October 31, 2015
Class I	2017	2016
Net asset value, beginning of period	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.52	0.58	0.62
Net realized and unrealized gain (loss)	0.33	(0.04)	(0.85)

Total from investment operations	0.85	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.51)	(0.67)	(0.62)
Return of capital	(0.01)	(0.01)	—

Total dividends and distributions	(0.52)	(0.68)	(0.62)

Net asset value, end of period	$9.34	$9.01	$9.15

Total return (b)	9.58%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,185	$27,710	$8,395
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.82%	0.84%	0.80%
Before waivers and reimbursements (a)(f)	1.58%	1.53%	2.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.55%	6.62%	6.64	%(l)
Before waivers and reimbursements (a)(f)	4.79%	5.94%	5.24	%(l)
Portfolio turnover rate (z)^	54%	79%	57%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,		November 12, 2014* to October 31, 2015
Class R	2017	2016
Net asset value, beginning of period	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47	0.59	0.57
Net realized and unrealized gain (loss)	0.32	(0.10)	(0.85)

Total from investment operations	0.79	0.49	(0.28)

Less distributions:
Dividends from net investment income	(0.46)	(0.62)	(0.57)
Return of capital	(0.01)	(0.01)	—

Total dividends and distributions	(0.47)	(0.63)	(0.57)

Net asset value, end of period	$9.33	$9.01	$9.15

Total return (b)	8.95%	5.91%	(2.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218	$195	$8,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.32%	1.31%	1.30%
Before waivers and reimbursements (a)(f)	2.08%	2.06%	2.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.05%	6.83%	6.14	%(l)
Before waivers and reimbursements (a)(f)	4.28%	6.08%	4.74	%(l)
Portfolio turnover rate (z)^	54%	79%	57%

	Year Ended October 31,		November 12, 2014* to October 31, 2015
Class T**	2017	2016
Net asset value, beginning of period	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.52	0.63	0.62
Net realized and unrealized gain (loss)	0.32	(0.09)	(0.85)

Total from investment operations	0.84	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.51)	(0.67)	(0.62)
Return of capital	(0.01)	(0.01)	—

Total dividends and distributions	(0.52)	(0.68)	(0.62)

Net asset value, end of period	$9.33	$9.01	$9.15

Total return (b)	9.46%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132	$128	$2,783
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.82%	0.81%	0.80%
Before waivers and reimbursements (a)(f)	2.08%	2.56%	3.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.56%	7.30%	6.64	%(l)
Before waivers and reimbursements (a)(f)	4.30%	5.55%	4.24	%(l)
Portfolio turnover rate (z)^	54%	79%	57%
*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	9.40%
MSCI ACWI Minimum Volatility (Net) Index	8.75
MSCI ACWI (Net) Index	13.12
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Low Volatility Global Equity Fund and the MSCI ACWI Minimum Volatility (Net) Index and MSCI ACWI (Net) Index from 2/27/17 to 10/31/17. The performance of each of the MSCI ACWI Minimum Volatility (Net) Index and MSCI ACWI (Net) Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Minimum Volatility (Net) Index and MSCI ACWI (Net) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 9.40% for the period ended October 31, 2017. The Fund’s benchmarks, the MSCI ACWI Minimum Volatility (Net) Index and the MSCI ACWI (Net) Index, returned 8.75% and 13.12%, respectively over the same period.

Overview

Since February 2017, global equities have risen, despite geopolitical friction and the shift to less accommodative monetary policies. In the U.S., however, where political uncertainty around tax reform and high equity valuations exacted a toll, returns lagged those of the rest of the world. Volatility remained historically low throughout the period, as measured by the Chicago Board Options Exchange Market Volatility Index. In this environment, all of the Fund’s holdings in low-volatility equity exchange-traded funds produced positive returns in line with their benchmarks. The biggest contributors to returns were the international developed markets and the emerging markets. The U.S. also produced positive returns.

Table by Asset Class (as a percentage of Total Investments in Securities) As of October 31, 2017
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments in Securities) As of October 31, 2017
iShares Edge MSCI Min Vol Global Fund	28.0%
PowerShares S&P International Developed Low Volatility Portfolio	12.8
iShares Edge MSCI Min Vol EAFE Fund	12.7
iShares Edge MSCI Min Vol USA Fund	7.0
PowerShares S&P 500 Low Volatility Portfolio	7.0
PowerShares S&P 500 High Dividend Low Volatility Portfolio	7.0
PowerShares S&P MidCap Low Volatility Portfolio	6.9
iShares Edge MSCI Min Vol Emerging Markets Fund	6.0
PowerShares S&P Emerging Markets Low Volatility Portfolio	5.8
PowerShares S&P SmallCap Low Volatility Portfolio	3.4

Holdings are subject to change without notice.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,071.50	$2.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.05	2.18

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.43%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Edge MSCI Min Vol EAFE Fund	5,000	$358,900
iShares Edge MSCI Min Vol Emerging Markets Fund	2,870	169,875
iShares Edge MSCI Min Vol Global Fund	9,640	796,263
iShares Edge MSCI Min Vol USA Fund	3,880	199,122
PowerShares S&P 500 High Dividend Low Volatility Portfolio	4,790	197,396
PowerShares S&P 500 Low Volatility Portfolio	4,260	198,218
PowerShares S&P Emerging Markets Low Volatility Portfolio	6,670	164,082

PowerShares S&P International Developed Low Volatility Portfolio	10,850	361,196
PowerShares S&P MidCap Low Volatility Portfolio	4,330	194,980
PowerShares S&P SmallCap Low Volatility Portfolio	2,050	95,223
SPDR SSGA US Small Cap Low Volatility Index Fund	990	95,149

Total Investments in Securities (99.8%) (Cost $2,623,643)		2,830,404
Other Assets Less Liabilities (0.2%)		5,354

Net Assets (100%)		$2,835,758

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,830,404	$—	$—	$2,830,404

Total Assets	$2,830,404	$—	$—	$2,830,404

Total Liabilities	$—	$—	$—	$—

Total	$2,830,404	$—	$—	$2,830,404

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,632,643
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,003

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,761
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$206,761

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,623,643

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,623,643)	$2,830,404
Cash	6,853
Prepaid registration and filing fees	22,074
Receivable from investment adviser	9,815
Deferred offering cost	2,668
Other assets	35

Total assets	2,871,849

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	841
Trustees’ fees payable	24
Accrued expenses	2,486

Total liabilities	36,091

NET ASSETS	$2,835,758

Net assets were comprised of:
Paid in capital	$2,597,841
Accumulated undistributed net investment income (loss)	30,152
Accumulated undistributed net realized gain (loss)	1,004
Net unrealized appreciation (depreciation)	206,761

Net assets	$2,835,758

Class I
Net asset value and redemption price per share, $2,835,758 / 259,325 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.94

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$37,551
Interest	120

Total income	37,671

EXPENSES
Professional fees	42,960
Administrative fees	20,219
Investment advisory fees	8,999
Registration and filing fees	8,731
Transfer agent fees	6,649
Offering costs	5,515
Custodian fees	1,590
Printing and mailing expenses	1,515
Trustees’ fees	240
Miscellaneous	4,383

Gross expenses	100,801
Less: Waiver from investment adviser	(29,218)
Reimbursement from investment adviser	(63,881)

Net expenses	7,702

NET INVESTMENT INCOME (LOSS)	29,969

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,004
Net change in unrealized appreciation (depreciation) on investments in securities	206,761

NET REALIZED AND UNREALIZED GAIN (LOSS)	207,765

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$237,734

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,969
Net realized gain (loss)	1,004
Net change in unrealized appreciation (depreciation)	206,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	237,734

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 259,325 shares]	2,598,024

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,598,024

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,835,758
NET ASSETS:
Beginning of period	—

End of period (a)	$2,835,758

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$30,152

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12
Net realized and unrealized gain (loss)	0.82

Total from investment operations	0.94

Net asset value, end of period	$10.94

Total return (b)	9.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,836
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)
Before waivers and reimbursements (a)(f)	4.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.78	)%(l)
Portfolio turnover rate (z)^	0	%‡
*	Commencement of Operations.
‡	Less than 0.5%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/17
		1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	2.78%	1.37%
	with Sales Charge (a)	(2.87)	(1.06)
Fund – Class I Shares*		3.04	1.62
Fund – Class R Shares*		2.53	1.13
ICE BofAML US 3-Month Treasury Bill Index		0.72	0.44
* Date of inception 7/6/15. (a) A 5.50% front-end sales charge was deducted. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Multi-Alternative Strategies Fund and the ICE BofAML US 3-Month Treasury Bill Index from 7/6/15 to 10/31/17. The performance of the ICE BofAML US 3-Month Treasury Bill Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML US 3-Month Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 3.04% for the year ended October 31, 2017. The Fund’s benchmark, the ICE BofAML US 3-Month Treasury Bill Index, returned 0.72% over the same year.

Overview

A strong global equity market and modest economic growth drove mixed performance in alternative asset classes and strategies during the twelve-month period ended October 31, 2017. The Fund benefited from its allocations to economically sensitive sectors and strategies while interest-rate and currency sensitive sectors were among those that somewhat held back returns.

What helped performance during the year?

Convertibles	Convertibles performed well due to strong performance in the equity market.

Real Estate	Global Real Estate benefited from solid REIT fundamentals, strong broad-based growth, and low inflation. US REITs underperformed their global counterparts, but still had positive performance during the period.

Commodities	Commodities profited from an optimistic global economic outlook. Livestock and industrials and metals had strong performance, with double digit returns during the period, while oil prices recovered from lows in Q2 2017.

What hurt performance during the year?

Managed Futures	Managed Futures underperformed during the period largely due to positioning in precious metals, soybean and natural gas futures.

Currency	The Currency strategy underperformed due to weakness in the U.S. dollar.

Table by Asset Class (as a percentage of Total Investments in Securities) As of October 31, 2017
Alternatives	86.5%
Fixed Income	9.1
Equity	4.4

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities) As of October 31, 2017
WisdomTree Managed Futures Strategy Fund	9.2%
iShares TIPS Bond Fund	9.1
ProShares Hedge Replication Fund	9.1
IQ Merger Arbitrage Fund	9.1
SPDR Bloomberg Barclays Convertible Securities Fund	9.0
ProShares RAFI Long/Short	9.0
PowerShares DB G10 Currency Harvest Fund	9.0
JPMorgan Diversified Alternatives ETF	8.9
PowerShares DB Gold Fund	7.2
Vanguard Global ex-U.S. Real Estate ETF	4.7
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class A
Actual	$1,000.00	$1,016.90	$5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.11	5.15
Class I
Actual	1,000.00	1,017.90	3.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.88
Class R
Actual	1,000.00	1,016.00	6.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.85	6.41

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.01%, 0.76% and 1.26%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
IQ Merger Arbitrage Fund	49,920	$1,548,518
iShares Commodities Select Strategy Fund	14,130	508,115
iShares Core US REIT Fund	15,400	751,366
iShares MSCI Global Agriculture Producers Fund	9,870	284,355
iShares TIPS Bond Fund	13,670	1,555,646
JPMorgan Diversified Alternatives ETF	58,120	1,519,257
PowerShares DB Base Metals Fund*	12,760	240,398
PowerShares DB Commodity Index Tracking Fund*	49,390	790,734
PowerShares DB G10 Currency Harvest Fund*	64,480	1,529,465
PowerShares DB Gold Fund*	30,460	1,230,889
PowerShares DB Silver Fund*	3,300	84,546
ProShares Hedge Replication Fund*	34,380	1,549,809

ProShares RAFI Long/Short‡	41,120	1,537,888
SPDR Bloomberg Barclays Convertible Securities Fund	29,700	1,538,163
Vanguard Global ex-U.S. Real Estate ETF	13,270	791,688
WisdomTree Managed Futures Strategy Fund*	39,830	1,566,072

Total Investments in Securities (99.4%) (Cost $16,604,696)		17,026,909
Other Assets Less Liabilities (0.6%)		94,710

Net Assets (100%)		$17,121,619

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the year ended October 31, 2017, were as follows:

Security Description	Shares at October 31, 2017	Market Value October 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value October 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PowerShares Multi-Strategy Alternative Portfolio*	—	1,039,635	—	(1,022,850)	(23,472)	6,687	—	15,628	—
ProShares RAFI Long/Short**	41,120	1,077,309	520,910	—	—	(60,331)	1,537,888	20,586	—

Total		2,116,944	520,910	(1,022,850)	(23,472)	(53,644)	1,537,888	36,214	—

*	Not affiliated at October 31, 2017.
**	Not affiliated at October 31, 2016.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$17,026,909	$—	$—	$17,026,909

Total Assets	$17,026,909	$—	$—	$17,026,909

Total Liabilities	$—	$—	$—	$—

Total	$17,026,909	$—	$—	$17,026,909

There were no transfers between Levels 1, 2 or 3 during the year ended October 31, 2017.

The Fund held no derivatives contracts during the year ended October 31, 2017.

Investment security transactions for the year ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,104,560
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,017,483

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$604,297
Aggregate gross unrealized depreciation	(216,008)

Net unrealized appreciation	$388,289

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,638,620

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,635,026)	$1,537,888
Unaffiliated Issuers (Cost $14,969,670)	15,489,021
Cash	123,381
Receivable for Fund shares sold	35,981
Prepaid registration and filing fees	13,978
Receivable from investment adviser	10,165
Other assets	282

Total assets	17,210,696

LIABILITIES
Payable for securities purchased	37,408
Transfer agent fees payable	4,215
Payable for Fund shares redeemed	1,834
Distribution fees payable – Class A	139
Distribution fees payable – Class R	44
Trustees’ fees payable	5
Accrued expenses	45,432

Total liabilities	89,077

NET ASSETS	$17,121,619

Net assets were comprised of:
Paid in capital	$16,666,637
Accumulated undistributed net investment income (loss)	—
Accumulated undistributed net realized gain (loss)	32,769
Net unrealized appreciation (depreciation)	422,213

Net assets	$17,121,619

Class A
Net asset value and redemption price per share, $658,707 / 64,505 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price per share	$10.80

Class I
Net asset value and redemption price per share, $16,358,276 / 1,598,995 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.23

Class R
Net asset value and redemption price per share, $104,636 / 10,270 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.19

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

INVESTMENT INCOME
Dividends ($36,214 of dividend income received from affiliates)	$185,718
Interest	849

Total income	186,567

EXPENSES
Investment advisory fees	77,427
Professional fees	70,286
Transfer agent fees	38,550
Registration and filing fees	36,996
Administrative fees	30,005
Printing and mailing expenses	11,955
Custodian fees	3,950
Trustees’ fees	1,912
Distribution fees – Class A	1,411
Distribution fees – Class R	509
Miscellaneous	10,964

Gross expenses	283,965
Less: Waiver from investment adviser	(107,432)
Reimbursement from investment adviser	(57,963)

Net expenses	118,570

NET INVESTMENT INCOME (LOSS)	67,997

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(23,472) of realized gain (loss) from affiliates)	23,672
Net change in unrealized appreciation (depreciation) on investments in securities ($(53,644) of change in unrealized appreciation (depreciation) from affiliates)	373,523

NET REALIZED AND UNREALIZED GAIN (LOSS)	397,195

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$465,192

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$67,997	$53,432
Net realized gain (loss)	23,672	17,876
Net change in unrealized appreciation (depreciation)	373,523	339,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	465,192	411,253

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(362)	(549)
Class I	(43,293)	(56,312)
Class R	—	(382)

	(43,655)	(57,243)

Distributions from net realized capital gains
Class A	(1,455)	—
Class I	(39,097)	—
Class R	(118)	—

	(40,670)	—

Return of capital
Class A	—	(269)
Class I	—	(27,633)
Class R	—	(187)

	—	(28,089)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(84,325)	(85,332)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 27,123 and 29,608 shares, respectively ]	271,725	295,245
Capital shares issued in reinvestment of dividends [ 147 and 14 shares, respectively ]	1,453	132
Capital shares repurchased [ (3,886) and 0 shares, respectively ]	(39,143)	—

Total Class A transactions	234,035	295,377

Class I
Capital shares sold [ 510,609 and 241,172 shares, respectively ]	5,131,940	2,369,178
Capital shares issued in reinvestment of dividends [ 2,242 and 555 shares, respectively ]	22,218	5,251
Capital shares repurchased [ (138,280) and (5,192) shares, respectively ]	(1,393,024)	(51,841)

Total Class I transactions	3,761,134	2,322,588

Class R
Capital shares sold [ 130 and 141 shares, respectively ]	1,327	1,398
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—
Capital shares repurchased [ (1) and 0# shares, respectively ]	(10)	(1)

Total Class R transactions	1,319	1,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,996,488	2,619,362

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,377,355	2,945,283
NET ASSETS:
Beginning of year	12,744,264	9,798,981

End of year (a)	$17,121,619	$12,744,264

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$—	$667

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,				July 6, 2015* to October 31, 2015
Class A	2017		2016
Net asset value, beginning of period	$9.97		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.01		(0.01)
Net realized and unrealized gain (loss)	0.26		0.33		(0.29)

Total from investment operations	0.28		0.34		(0.30)

Less distributions:
Dividends from net investment income	(0.01)		(0.05)		—
Distributions from realized gains	(0.03)		—		—
Return of capital	—		(0.02)		—

Total dividends and distributions	(0.04)		(0.07)		—

Net asset value, end of period	$10.21		$9.97		$9.70

Total return (b)	2.78%		3.53%		(3.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$659		$410		$112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00	%(j)	0.98	%(j)	0.96	%(j)
Before waivers and reimbursements (a)(f)	2.08%		2.62%		2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.20%		0.10%		(0.25	)%(l)
Before waivers and reimbursements (a)(f)(x)	(0.88)%		(1.55)%		(1.55	)%(l)
Portfolio turnover rate (z)^	13%		2%		0%

	Year Ended October 31,				July 6, 2015* to October 31, 2015
Class I	2017		2016
Net asset value, beginning of period	$9.99		$9.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.05		—	#
Net realized and unrealized gain (loss)	0.25		0.31		(0.29)

Total from investment operations	0.30		0.36		(0.29)

Less distributions:
Dividends from net investment income	(0.03)		(0.05)		—
Distributions from realized gains	(0.03)		—		—
Return of capital	—		(0.03)		—

Total dividends and distributions	(0.06)		(0.08)		—

Net asset value, end of period	$10.23		$9.99		$9.71

Total return (b)	3.04%		3.76%		(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,358		$12,233		$9,591
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75	%(j)	0.73	%(j)	0.72	%(j)
Before waivers and reimbursements (a)(f)	1.82%		2.24%		1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.45%		0.50%		(0.03	)%(l)
Before waivers and reimbursements (a)(f)(x)	(0.62)%		(1.02)%		(1.29	)%(l)
Portfolio turnover rate (z)^	13%		2%		0%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,				July 6, 2015* to October 31, 2015
Class R	2017		2016
Net asset value, beginning of period	$9.95		$9.69		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	—	#	(0.02)
Net realized and unrealized gain (loss)	0.27		0.32		(0.29)

Total from investment operations	0.27		0.32		(0.31)

Less distributions:
Dividends from net investment income	—		(0.04)		—
Distributions from realized gains	(0.03)		—		—
Return of capital	—		(0.02)		—

Total dividends and distributions	(0.03)		(0.06)		—

Net asset value, end of period	$10.19		$9.95		$9.69

Total return (b)	2.53%		3.30%		(3.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105		$101		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25	%(j)	1.22	%(j)	1.21	%(j)
Before waivers and reimbursements (a)(f)	2.32%		2.73%		2.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.02)%		0.02%		(0.53	)%(l)
Before waivers and reimbursements (a)(f)(x)	(1.08)%		(1.50)%		(1.78	)%(l)
Portfolio turnover rate (z)^	13%		2%		0%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class A, 1.40% for Class I and 1.90% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	6.60%
S&P Target Date 2020 Index	6.83
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2020 Fund and the S&P Target Date 2020 Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2020 Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2020 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 6.60% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2020 Index, returned 6.83% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

What helped the 1290 Retirement Funds performance since inception?

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

What hurt the 1290 Retirement Funds performance since inception?

•	From a relative standpoint, bonds were a drag on performance. Only the higher-yielding and ‘riskier’ bond markets produced more than modest returns.

Table by Asset Class (as a percentage of Total Investments in Securities) As of October 31, 2017
Equity	57.4%
Fixed Income	42.6

1290 RETIREMENT 2020 FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities) As of October 31, 2017
iShares Core U.S. Aggregate Bond Fund	28.1%
iShares Core S&P Total US Stock Market Fund	19.7
iShares Core MSCI EAFE Fund	7.2
iShares Edge MSCI Min Vol USA Fund	6.6
PowerShares S&P 500 Low Volatility Portfolio	6.4
iShares TIPS Bond Fund	6.3
PowerShares S&P International Developed Low Volatility Portfolio	3.7
PowerShares S&P MidCap Low Volatility Portfolio	3.5
iShares Edge MSCI Min Vol EAFE Fund	3.5
Vanguard Short-Term Bond ETF	3.3

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,051.30	$2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.53	2.71

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	2,940	$191,835
iShares Core MSCI Emerging Markets Fund	830	46,297
iShares Core S&P Total US Stock Market Fund	8,880	523,210
iShares Core U.S. Aggregate Bond Fund	6,810	745,490
iShares Edge MSCI Min Vol EAFE Fund	1,300	93,314
iShares Edge MSCI Min Vol Emerging Markets Fund	400	23,676
iShares Edge MSCI Min Vol USA Fund	3,400	174,488
iShares TIPS Bond Fund	1,460	166,148
PowerShares S&P 500 Low Volatility Portfolio	3,630	168,904
PowerShares S&P Emerging Markets Low Volatility Portfolio	940	23,124

PowerShares S&P International Developed Low Volatility Portfolio	2,960	98,538
PowerShares S&P MidCap Low Volatility Portfolio	2,090	94,113
PowerShares S&P SmallCap Low Volatility Portfolio	970	45,057
SPDR Bloomberg Barclays High Yield Bond Fund	1,730	64,425
SPDR SSGA US Small Cap Low Volatility Index Fund	450	43,250
Vanguard Short-Term Bond ETF	1,090	86,862
Vanguard Total International Bond ETF	1,190	65,307

Total Investments in Securities (99.6%) (Cost $2,521,536)		2,654,038
Other Assets Less Liabilities (0.4%)		11,296

Net Assets (100%)		$2,665,334

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,654,038	$—	$—	$2,654,038

Total Assets	$2,654,038	$—	$—	$2,654,038

Total Liabilities	$—	$—	$—	$—

Total	$2,654,038	$—	$—	$2,654,038

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,565,744
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,121

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,840
Aggregate gross unrealized depreciation	(1,338)

Net unrealized appreciation	$132,502

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,521,536

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,521,536)	$2,654,038
Cash	5,605
Prepaid registration and filing fees	22,287
Receivable from investment adviser	15,790
Deferred offering cost	3,349
Other assets	34

Total assets	2,701,103

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	713
Trustees’ fees payable	23
Accrued expenses	2,293

Total liabilities	35,769

NET ASSETS	$2,665,334

Net assets were comprised of:
Paid in capital	$2,499,874
Accumulated undistributed net investment income (loss)	29,042
Accumulated undistributed net realized gain (loss)	3,916
Net unrealized appreciation (depreciation)	132,502

Net assets	$2,665,334

Class I
Net asset value and redemption price per share, $2,665,334 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.66

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$37,961
Interest	52

Total income	38,013

EXPENSES
Professional fees	48,849
Administrative fees	20,219
Registration and filing fees	8,817
Investment advisory fees	8,681
Offering costs	6,922
Transfer agent fees	4,149
Printing and mailing expenses	2,189
Custodian fees	1,450
Trustees’ fees	231
Miscellaneous	3,989

Gross expenses	105,496
Less: Waiver from investment adviser	(28,900)
Reimbursement from investment adviser	(67,399)

Net expenses	9,197

NET INVESTMENT INCOME (LOSS)	28,816

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,914
Net distributions of realized gain received from underlying funds	2

Net realized gain (loss)	3,916

Net change in unrealized appreciation (depreciation) on investments in securities	132,502

NET REALIZED AND UNREALIZED GAIN (LOSS)	136,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,234

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,816
Net realized gain (loss)	3,916
Net change in unrealized appreciation (depreciation)	132,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	165,234

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,010 shares]	2,500,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,665,334
NET ASSETS:
Beginning of period	—

End of period (a)	$2,665,334

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$29,042

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12
Net realized and unrealized gain (loss)	0.54

Total from investment operations	0.66

Net asset value, end of period	$10.66

Total return (b)	6.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,665
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)
Before waivers and reimbursements (a)(f)	5.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.13	)%(l)
Portfolio turnover rate (z)^	2%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	7.50%
S&P Target Date 2025 Index	7.78
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2025 Fund and the S&P Target Date 2025 Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2025 Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2025 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 7.50% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2025 Index, returned 7.78% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

What helped the 1290 Retirement Funds performance since inception?

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

What hurt the 1290 Retirement Funds performance since inception?

•	From a relative standpoint, bonds were a drag on performance. Only the higher-yielding and ‘riskier’ bond markets produced more than modest returns.

Table by Asset Class (as a percentage of Total Investments in Securities) As of October 31, 2017
Equity	67.4%
Fixed Income	32.6

1290 RETIREMENT 2025 FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities) As of October 31, 2017
iShares Core U.S. Aggregate Bond Fund	26.0%
iShares Core S&P Total US Stock Market Fund	22.9
iShares Core MSCI EAFE Fund	8.8
iShares Edge MSCI Min Vol USA Fund	7.5
PowerShares S&P 500 Low Volatility Portfolio	7.5
iShares TIPS Bond Fund	4.9
PowerShares S&P International Developed Low Volatility Portfolio	4.5
PowerShares S&P MidCap Low Volatility Portfolio	4.2
iShares Edge MSCI Min Vol EAFE Fund	4.2
iShares Core MSCI Emerging Markets Fund	2.0

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,059.10	$2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.52	2.72

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	3,610	$235,553
iShares Core MSCI Emerging Markets Fund	960	53,549
iShares Core S&P Total US Stock Market Fund	10,400	612,768
iShares Core U.S. Aggregate Bond Fund	6,360	696,228
iShares Edge MSCI Min Vol EAFE Fund	1,570	112,695
iShares Edge MSCI Min Vol Emerging Markets Fund	460	27,227
iShares Edge MSCI Min Vol USA Fund	3,920	201,174
iShares TIPS Bond Fund	1,160	132,008
PowerShares S&P 500 Low Volatility Portfolio	4,310	200,544
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,080	26,568

PowerShares S&P International Developed Low Volatility Portfolio	3,580	119,178
PowerShares S&P MidCap Low Volatility Portfolio	2,520	113,476
PowerShares S&P SmallCap Low Volatility Portfolio	1,110	51,560
SPDR Bloomberg Barclays High Yield Bond Fund	330	12,289
SPDR SSGA US Small Cap Low Volatility Index Fund	520	49,977
Vanguard Short-Term Bond ETF	210	16,735
Vanguard Total International Bond ETF	270	14,818

Total Investments in Securities (99.6%) (Cost $2,520,358)		2,676,347
Other Assets Less Liabilities (0.4%)		11,707

Net Assets (100%)		$2,688,054

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds:
Exchange Traded Funds	$2,676,347	$—	$—	$2,676,347

Total Assets	$2,676,347	$—	$—	$2,676,347

Total Liabilities	$—	$—	$—	$—

Total	$2,676,347	$—	$—	$2,676,347

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,559,892
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,292

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,921
Aggregate gross unrealized depreciation	(932)

Net unrealized appreciation	$155,989

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,520,358

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,520,358)	$2,676,347
Cash	5,970
Prepaid registration and filing fees	22,287
Receivable from investment adviser	15,832
Deferred offering cost	3,369
Other assets	35

Total assets	2,723,840

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	713
Trustees’ fees payable	23
Accrued expenses	2,310

Total liabilities	35,786

NET ASSETS	$2,688,054

Net assets were comprised of:
Paid in capital	$2,499,869
Accumulated undistributed net investment income (loss)	28,438
Accumulated undistributed net realized gain (loss)	3,758
Net unrealized appreciation (depreciation)	155,989

Net assets	$2,688,054

Class I
Net asset value and redemption price per share, $2,688,054 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.75

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$37,434
Interest	52

Total income	37,486

EXPENSES
Professional fees	48,860
Administrative fees	20,220
Registration and filing fees	8,817
Investment advisory fees	8,715
Offering costs	6,964
Transfer agent fees	4,149
Printing and mailing expenses	2,191
Custodian fees	1,460
Trustees’ fees	231
Miscellaneous	3,989

Gross expenses	105,596
Less: Waiver from investment adviser	(28,935)
Reimbursement from investment adviser	(67,382)

Net expenses	9,279

NET INVESTMENT INCOME (LOSS)	28,207

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized gain (loss) on:
Investments in securities	3,757
Net distributions of realized gain received from underlying funds	1

Net realized gain (loss)	3,758

Net change in unrealized appreciation (depreciation) on investments in securities	155,989

NET REALIZED AND UNREALIZED GAIN (LOSS)	159,747

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$187,954

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,207
Net realized gain (loss)	3,758
Net change in unrealized appreciation (depreciation)	155,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	187,954

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,010 shares]	2,500,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,688,054
NET ASSETS:
Beginning of period	—

End of period (a)	$2,688,054

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$28,438

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	0.64

Total from investment operations	0.75

Net asset value, end of period	$10.75

Total return (b)	7.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,688
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)
Before waivers and reimbursements (a)(f)	5.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.15	)%(l)
Portfolio turnover rate (z)^	2%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	8.00%
S&P Target Date 2030 Index	8.65
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2030 Fund and the S&P Target Date 2030 Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2030 Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2030 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 8.00% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2030 Index, returned 8.65% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

What helped the 1290 Retirement Funds performance since inception?

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

What hurt the 1290 Retirement Funds performance since inception?

•	From a relative standpoint, bonds were a drag on performance. Only the higher-yielding and ‘riskier’ bond markets produced more than modest returns.

Table by Asset Class (as a percentage of Total Investments in Securities) As of October 31, 2017
Equity	74.2%
Fixed Income	25.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of October 31, 2017
iShares Core S&P Total US Stock Market Fund	25.5%
iShares Core U.S. Aggregate Bond Fund	22.1
iShares Core MSCI EAFE Fund	9.5
iShares Edge MSCI Min Vol USA Fund	8.2
PowerShares S&P 500 Low Volatility Portfolio	8.2
iShares Edge MSCI Min Vol EAFE Fund	4.8
PowerShares S&P International Developed Low Volatility Portfolio	4.8
PowerShares S&P MidCap Low Volatility Portfolio	4.6
iShares TIPS Bond Fund	3.7
iShares Core MSCI Emerging Markets Fund	2.3

Holdings are subject to change without notice.

1290 RETIREMENT 2030 FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,063.00	$2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.52	2.71

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	3,910	$255,128
iShares Core MSCI Emerging Markets Fund	1,120	62,474
iShares Core S&P Total US Stock Market Fund	11,660	687,006
iShares Core U.S. Aggregate Bond Fund	5,440	595,517
iShares Edge MSCI Min Vol EAFE Fund	1,810	129,922
iShares Edge MSCI Min Vol Emerging Markets Fund	500	29,595
iShares Edge MSCI Min Vol USA Fund	4,310	221,189
iShares TIPS Bond Fund	870	99,006
PowerShares S&P 500 Low Volatility Portfolio	4,740	220,552

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,160	28,536
PowerShares S&P International Developed Low Volatility Portfolio	3,870	128,832
PowerShares S&P MidCap Low Volatility Portfolio	2,730	122,932
PowerShares S&P SmallCap Low Volatility Portfolio	1,190	55,276
SPDR SSGA US Small Cap Low Volatility Index Fund	560	53,822

Total Investments in Securities (99.6%) (Cost $2,517,987)		2,689,787
Other Assets Less Liabilities (0.4%)		11,482

Net Assets (100%)		$2,701,269

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,689,787	$—	$—	$2,689,787

Total Assets	$2,689,787	$—	$—	$2,689,787

Total Liabilities	$—	$—	$—	$—

Total	$2,689,787	$—	$—	$2,689,787

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,532,038
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,553

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,549
Aggregate gross unrealized depreciation	(749)

Net unrealized appreciation	$171,800

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,517,987

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,517,987)	$2,689,787
Cash	6,007
Prepaid registration and filing fees	22,287
Receivable from investment adviser	15,540
Deferred offering cost	3,370
Other assets	35

Total assets	2,737,026

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	713
Trustees’ fees payable	23
Accrued expenses	2,281

Total liabilities	35,757

NET ASSETS	$2,701,269

Net assets were comprised of:
Paid in capital	$2,499,868
Accumulated undistributed net investment income (loss)	28,100
Accumulated undistributed net realized gain (loss)	1,501
Net unrealized appreciation (depreciation)	171,800

Net assets	$2,701,269

Class I
Net asset value and redemption price per share, $2,701,269 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.80

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$37,088
Interest	52

Total income	37,140

EXPENSES
Professional fees	48,866
Administrative fees	20,220
Registration and filing fees	8,817
Investment advisory fees	8,733
Offering costs	6,964
Transfer agent fees	4,149
Printing and mailing expenses	2,193
Custodian fees	1,100
Trustees’ fees	232
Miscellaneous	3,967

Gross expenses	105,241
Less: Waiver from investment adviser	(28,953)
Reimbursement from investment adviser	(67,016)

Net expenses	9,272

NET INVESTMENT INCOME (LOSS)	27,868

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,501
Net change in unrealized appreciation (depreciation) on investments in securities	171,800

NET REALIZED AND UNREALIZED GAIN (LOSS)	173,301

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,169

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,868
Net realized gain (loss)	1,501
Net change in unrealized appreciation (depreciation)	171,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	201,169

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,010 shares]	2,500,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,701,269
NET ASSETS:
Beginning of period	—

End of period (a)	$2,701,269

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$28,100

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	0.69

Total from investment operations	0.80

Net asset value, end of period	$10.80

Total return (b)	8.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,701
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)
Before waivers and reimbursements (a)(f)	5.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.15	)%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	8.50%
S&P Target Date 2035 Index	9.51
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2035 Fund and the S&P Target Date 2035 Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2035 Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2035 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 8.50% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2035 Index, returned 9.51% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

What helped the 1290 Retirement Funds performance since inception?

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

What hurt the 1290 Retirement Funds performance since inception?

•	From a relative standpoint, bonds were a drag on performance. Only the higher-yielding and ‘riskier’ bond markets produced more than modest returns.

Table by Asset Class (as a percentage of Total Investments in Securities) As of October 31, 2017
Equity	78.9%
Fixed Income	21.1

1290 RETIREMENT 2035 FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities) As of October 31, 2017
iShares Core S&P Total US Stock Market Fund	27.3%
iShares Core U.S. Aggregate Bond Fund	18.1
iShares Core MSCI EAFE Fund	10.0
iShares Edge MSCI Min Vol USA Fund	8.9
PowerShares S&P 500 Low Volatility Portfolio	8.8
iShares Edge MSCI Min Vol EAFE Fund	5.1
PowerShares S&P International Developed Low Volatility Portfolio	5.0
PowerShares S&P MidCap Low Volatility Portfolio	4.8
iShares TIPS Bond	3.0
iShares Core MSCI Emerging Markets Fund	2.4

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,067.90	$2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.54	2.70

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	4,130	$269,483
iShares Core MSCI Emerging Markets Fund	1,180	65,820
iShares Core S&P Total US Stock Market Fund	12,520	737,678
iShares Core U.S. Aggregate Bond Fund	4,470	489,331
iShares Edge MSCI Min Vol EAFE Fund	1,910	137,100
iShares Edge MSCI Min Vol Emerging Markets Fund	530	31,371
iShares Edge MSCI Min Vol USA Fund	4,660	239,151
iShares TIPS Bond Fund	710	80,798
PowerShares S&P 500 Low Volatility Portfolio	5,130	238,699

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,230	30,258
PowerShares S&P International Developed Low Volatility Portfolio	4,080	135,823
PowerShares S&P MidCap Low Volatility Portfolio	2,870	129,236
PowerShares S&P SmallCap Low Volatility Portfolio	1,270	58,992
SPDR SSGA US Small Cap Low Volatility Index Fund	590	56,705

Total Investments in Securities (99.6%) (Cost $2,518,019)		2,700,445
Other Assets Less Liabilities (0.4%)		11,238

Net Assets (100%)		$2,711,683

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,700,445	$—	$—	$2,700,445

Total Assets	$2,700,445	$—	$—	$2,700,445

Total Liabilities	$—	$—	$—	$—

Total	$2,700,445	$—	$—	$2,700,445

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,532,071
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,553

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,037
Aggregate gross unrealized depreciation	(611)

Net unrealized appreciation	$182,426

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,518,019

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,518,019)	$2,700,445
Cash	5,481
Prepaid registration and filing fees	22,287
Receivable from investment adviser	15,819
Deferred offering cost	3,376
Other assets	35

Total assets	2,747,443

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	713
Trustees’ fees payable	23
Accrued expenses	2,284

Total liabilities	35,760

NET ASSETS	$2,711,683

Net assets were comprised of:
Paid in capital	$2,499,873
Accumulated undistributed net investment income (loss)	27,883
Accumulated undistributed net realized gain (loss)	1,501
Net unrealized appreciation (depreciation)	182,426

Net assets	$2,711,683

Class I
Net asset value and redemption price per share, $2,711,683 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.85

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$36,848
Interest	53

Total income	36,901

EXPENSES
Professional fees	48,870
Administrative fees	20,219
Registration and filing fees	8,817
Investment advisory fees	8,747
Offering costs	6,979
Transfer agent fees	4,149
Printing and mailing expenses	2,194
Custodian fees	1,410
Trustees’ fees	232
Miscellaneous	3,967

Gross expenses	105,584
Less: Waiver from investment adviser	(28,966)
Reimbursement from investment adviser	(67,373)

Net expenses	9,245

NET INVESTMENT INCOME (LOSS)	27,656

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,501
Net change in unrealized appreciation (depreciation) on investments in securities	182,426

NET REALIZED AND UNREALIZED GAIN (LOSS)	183,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$211,583

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,656
Net realized gain (loss)	1,501
Net change in unrealized appreciation (depreciation)	182,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	211,583

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,010 shares]	2,500,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,711,683
NET ASSETS:
Beginning of period	—

End of period (a)	$2,711,683

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,883

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	0.74

Total from investment operations	0.85

Net asset value, end of period	$10.85

Total return (b)	8.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,712
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)
Before waivers and reimbursements (a)(f)	5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.58	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.17	)%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	8.90%
S&P Target Date 2040 Index	10.07
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2040 Fund and the S&P Target Date 2040 Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2040 Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2040 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 8.90% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2040 Index, returned 10.07% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

What helped the 1290 Retirement Funds performance since inception?

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

What hurt the 1290 Retirement Funds performance since inception?

•	From a relative standpoint, bonds were a drag on performance. Only the higher-yielding and ‘riskier’ bond markets produced more than modest returns.

Table by Asset Class (as a percentage of Total Investments in Securities)
As of October 31, 2017
Equity	83.6%
Fixed Income	16.4

1290 RETIREMENT 2040 FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of October 31, 2017
iShares Core S&P Total US Stock Market Fund	29.0%
iShares Core U.S. Aggregate Bond Fund	14.1
iShares Core MSCI EAFE Fund	10.5
iShares Edge MSCI Min Vol USA Fund	9.5
PowerShares S&P 500 Low Volatility Portfolio	9.5
iShares Edge MSCI Min Vol EAFE Fund	5.3
PowerShares S&P International Developed Low Volatility Portfolio	5.3
PowerShares S&P MidCap Low Volatility Portfolio	5.0
iShares Core MSCI Emerging Markets Fund	2.6
iShares TIPS Bond Fund	2.3

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,070.80	$2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.55	2.69

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	4,350	$283,838
iShares Core MSCI Emerging Markets Fund	1,250	69,725
iShares Core S&P Total US Stock Market Fund	13,380	788,349
iShares Core U.S. Aggregate Bond Fund	3,480	380,955
iShares Edge MSCI Min Vol EAFE Fund	2,010	144,278
iShares Edge MSCI Min Vol Emerging Markets Fund	560	33,146
iShares Edge MSCI Min Vol USA Fund	5,030	258,140
iShares TIPS Bond Fund	550	62,590
PowerShares S&P 500 Low Volatility Portfolio	5,530	257,311

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,300	31,980
PowerShares S&P International Developed Low Volatility Portfolio	4,280	142,481
PowerShares S&P MidCap Low Volatility Portfolio	3,020	135,991
PowerShares S&P SmallCap Low Volatility Portfolio	1,340	62,243
SPDR SSGA US Small Cap Low Volatility Index Fund	620	59,588

Total Investments in Securities (99.6%) (Cost $2,517,394)		2,710,615
Other Assets Less Liabilities (0.4%)		11,668

Net Assets (100%)		$2,722,283

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,710,615	$—	$—	$2,710,615

Total Assets	$2,710,615	$—	$—	$2,710,615

Total Liabilities	$—	$—	$—	$—

Total	$2,710,615	$—	$—	$2,710,615

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,531,446
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,553

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,693
Aggregate gross unrealized depreciation	(472)

Net unrealized appreciation	$193,221

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,517,394

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,517,394)	$2,710,615
Cash	5,888
Prepaid registration and filing fees	22,287
Receivable from investment adviser	15,828
Deferred offering cost	3,393
Other assets	35

Total assets	2,758,046

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	713
Trustees’ fees payable	23
Accrued expenses	2,287

Total liabilities	35,763

NET ASSETS	$2,722,283

Net assets were comprised of:
Paid in capital	$2,499,878
Accumulated undistributed net investment income (loss)	27,683
Accumulated undistributed net realized gain (loss)	1,501
Net unrealized appreciation (depreciation)	193,221

Net assets	$2,722,283

Class I
Net asset value and redemption price per share, $2,722,283 / 250,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.89

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$36,625
Interest	53

Total income	36,678

EXPENSES
Professional fees	48,874
Administrative fees	20,219
Registration and filing fees	8,817
Investment advisory fees	8,762
Offering costs	7,013
Transfer agent fees	4,149
Printing and mailing expenses	2,194
Custodian fees	1,410
Trustees’ fees	233
Miscellaneous	3,969

Gross expenses	105,640
Less: Waiver from investment adviser	(28,981)
Reimbursement from investment adviser	(67,442)

Net expenses	9,217

NET INVESTMENT INCOME (LOSS)	27,461

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,501
Net change in unrealized appreciation (depreciation) on investments in securities	193,221

NET REALIZED AND UNREALIZED GAIN (LOSS)	194,722

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$222,183

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,461
Net realized gain (loss)	1,501
Net change in unrealized appreciation (depreciation)	193,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	222,183

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,010 shares]	2,500,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,722,283
NET ASSETS:
Beginning of period	—

End of period (a)	$2,722,283

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,683

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	0.78

Total from investment operations	0.89

Net asset value, end of period	$10.89

Total return (b)	8.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,722
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)
Before waivers and reimbursements (a)(f)	5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.18	)%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	9.30%
S&P Target Date 2045 Index	10.41
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2045 Fund and the S&P Target Date 2045 Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2045 Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2045 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 9.30% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2045 Index, returned 10.41% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

What helped the 1290 Retirement Funds performance since inception?

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

What hurt the 1290 Retirement Funds performance since inception?

•	From a relative standpoint, bonds were a drag on performance. Only the higher-yielding and ‘riskier’ bond markets produced more than modest returns.

Table by Asset Class (as a percentage of Total Investments in Securities)
As of October 31, 2017
Equity	88.4%
Fixed Income	11.6

1290 RETIREMENT 2045 FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of October 31, 2017
iShares Core S&P Total US Stock Market Fund	31.0%
iShares Core MSCI EAFE Fund	10.9
iShares Edge MSCI Min Vol USA Fund	10.1
PowerShares S&P 500 Low Volatility Portfolio	10.1
iShares Core U.S. Aggregate Bond Fund	9.9
iShares Edge MSCI Min Vol EAFE Fund	5.5
PowerShares S&P International Developed Low Volatility Portfolio	5.5
PowerShares S&P MidCap Low Volatility Portfolio	5.4
iShares Core MSCI Emerging Markets Fund	2.7
PowerShares S&P SmallCap Low Volatility Portfolio	2.4

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,074.70	$2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.67

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	4,570	$298,192
iShares Core MSCI Emerging Markets Fund	1,320	73,630
iShares Core S&P Total US Stock Market Fund	14,370	846,679
iShares Core U.S. Aggregate Bond Fund	2,460	269,296
iShares Edge MSCI Min Vol EAFE Fund	2,100	150,738
iShares Edge MSCI Min Vol Emerging Markets Fund	590	34,922
iShares Edge MSCI Min Vol USA Fund	5,380	276,102
iShares TIPS Bond Fund	400	45,520
PowerShares S&P 500 Low Volatility Portfolio	5,920	275,458

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,370	33,702
PowerShares S&P International Developed Low Volatility Portfolio	4,490	149,472
PowerShares S&P MidCap Low Volatility Portfolio	3,250	146,348
PowerShares S&P SmallCap Low Volatility Portfolio	1,410	65,495
SPDR SSGA US Small Cap Low Volatility Index Fund	660	63,433

Total Investments in Securities (99.6%) (Cost $2,524,259)		2,728,987
Other Assets Less Liabilities (0.4%)		12,123

Net Assets (100%)		$2,741,110

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,728,987	$—	$—	$2,728,987

Total Assets	$2,728,987	$—	$—	$2,728,987

Total Liabilities	$—	$—	$—	$—

Total	$2,728,987	$—	$—	$2,728,987

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,538,311
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,553

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,040
Aggregate gross unrealized depreciation	(312)

Net unrealized appreciation	$204,728

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,524,259

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,524,259)	$2,728,987
Cash	6,416
Prepaid registration and filing fees	22,293
Receivable from investment adviser	15,930
Deferred offering cost	3,374
Other assets	35

Total assets	2,777,035

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	891
Trustees’ fees payable	23
Accrued expenses	2,271

Total liabilities	35,925

NET ASSETS	$2,741,110

Net assets were comprised of:
Paid in capital	$2,507,377
Accumulated undistributed net investment income (loss)	27,504
Accumulated undistributed net realized gain (loss)	1,501
Net unrealized appreciation (depreciation)	204,728

Net assets	$2,741,110

Class I
Net asset value and redemption price per share, $2,741,110 / 250,760 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.93

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$36,447
Interest	53

Total income	36,500

EXPENSES
Professional fees	48,886
Administrative fees	20,219
Registration and filing fees	8,818
Investment advisory fees	8,799
Offering costs	6,972
Transfer agent fees	4,749
Printing and mailing expenses	2,198
Custodian fees	1,400
Trustees’ fees	234
Miscellaneous	3,967

Gross expenses	106,242
Less: Waiver from investment adviser	(29,018)
Reimbursement from investment adviser	(68,005)

Net expenses	9,219

NET INVESTMENT INCOME (LOSS)	27,281

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,501
Net change in unrealized appreciation (depreciation) on investments in securities	204,728

NET REALIZED AND UNREALIZED GAIN (LOSS)	206,229

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$233,510

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,281
Net realized gain (loss)	1,501
Net change in unrealized appreciation (depreciation)	204,728

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	233,510

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,760 shares]	2,507,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,507,600

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,741,110
NET ASSETS:
Beginning of period	—

End of period (a)	$2,741,110

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,504

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	0.82

Total from investment operations	0.93

Net asset value, end of period	$10.93

Total return (b)	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,741
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	5.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.55	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.22	)%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	9.80%
S&P Target Date 2050 Index	10.68
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2050 Fund and the S&P Target Date 2050 Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2050 Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2050 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 9.80% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2050 Index, returned 10.68% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

What helped the 1290 Retirement Funds performance since inception?

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

What hurt the 1290 Retirement Funds performance since inception?

•	From a relative standpoint, bonds were a drag on performance. Only the higher-yielding and ‘riskier’ bond markets produced more than modest returns.

Table by Asset Class (as a percentage of Total Investments in Securities)
As of October 31, 2017
Equity	93.3%
Fixed Income	6.7

1290 RETIREMENT 2050 FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of October 31, 2017
iShares Core S&P Total US Stock Market Fund	32.8%
iShares Core MSCI EAFE Fund	11.6
iShares Edge MSCI Min Vol USA Fund	10.7
PowerShares S&P 500 Low Volatility Portfolio	10.7
iShares Edge MSCI Min Vol EAFE Fund	5.8
PowerShares S&P International Developed Low Volatility Portfolio	5.8
iShares Core U.S. Aggregate Bond Fund	5.7
PowerShares S&P MidCap Low Volatility Portfolio	5.6
iShares Core MSCI Emerging Markets Fund	2.8
PowerShares S&P SmallCap Low Volatility Portfolio	2.5

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,078.60	$2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.66

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	4,830	$315,157
iShares Core MSCI Emerging Markets Fund	1,390	77,534
iShares Core S&P Total US Stock Market Fund	15,180	894,405
iShares Core U.S. Aggregate Bond Fund	1,430	156,542
iShares Edge MSCI Min Vol EAFE Fund	2,220	159,352
iShares Edge MSCI Min Vol Emerging Markets Fund	620	36,698
iShares Edge MSCI Min Vol USA Fund	5,690	292,010
iShares TIPS Bond Fund	230	26,174
PowerShares S&P 500 Low Volatility Portfolio	6,270	291,743

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,450	35,670
PowerShares S&P International Developed Low Volatility Portfolio	4,730	157,462
PowerShares S&P MidCap Low Volatility Portfolio	3,420	154,003
PowerShares S&P SmallCap Low Volatility Portfolio	1,490	69,211
SPDR SSGA US Small Cap Low Volatility Index Fund	690	66,316

Total Investments in Securities (99.6%) (Cost $2,517,056)		2,732,277
Other Assets Less Liabilities (0.4%)		11,629

Net Assets (100%)		$2,743,906

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,732,277	$—	$—	$2,732,277

Total Assets	$2,732,277	$—	$—	$2,732,277

Total Liabilities	$—	$—	$—	$—

Total	$2,732,277	$—	$—	$2,732,277

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,531,107
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,553

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,361
Aggregate gross unrealized depreciation	(140)

Net unrealized appreciation	$215,221

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,517,056

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,517,056)	$2,732,277
Cash	5,867
Prepaid registration and filing fees	22,292
Receivable from investment adviser	15,832
Deferred offering cost	3,369
Other assets	35

Total assets	2,779,672

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	713
Trustees’ fees payable	24
Accrued expenses	2,289

Total liabilities	35,766

NET ASSETS	$2,743,906

Net assets were comprised of:
Paid in capital	$2,499,880
Accumulated undistributed net investment income (loss)	27,303
Accumulated undistributed net realized gain (loss)	1,502
Net unrealized appreciation (depreciation)	215,221

Net assets	$2,743,906

Class I
Net asset value and redemption price per share, $2,743,906 / 250,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.98

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$36,191
Interest	52

Total income	36,243

EXPENSES
Professional fees	48,883
Administrative fees	20,220
Registration and filing fees	8,817
Investment advisory fees	8,790
Offering costs	6,964
Transfer agent fees	4,149
Printing and mailing expenses	2,197
Custodian fees	1,410
Trustees’ fees	234
Miscellaneous	3,968

Gross expenses	105,632
Less: Waiver from investment adviser	(29,010)
Reimbursement from investment adviser	(67,462)

Net expenses	9,160

NET INVESTMENT INCOME (LOSS)	27,083

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,502
Net change in unrealized appreciation (depreciation) on investments in securities	215,221

NET REALIZED AND UNREALIZED GAIN (LOSS)	216,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$243,806

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,083
Net realized gain (loss)	1,502
Net change in unrealized appreciation (depreciation)	215,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	243,806

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,009 shares]	2,500,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,743,906
NET ASSETS:
Beginning of period	—

End of period (a)	$2,743,906

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,303

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	0.87

Total from investment operations	0.98

Net asset value, end of period	$10.98

Total return (b)	9.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,744
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	5.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.20	)%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	10.20%
S&P Target Date 2055 Index	10.82
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2055 Fund and the S&P Target Date 2055 Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2055 Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2055 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 10.20% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2055 Index, returned 10.82% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

What helped the 1290 Retirement Funds performance since inception?

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

What hurt the 1290 Retirement Funds performance since inception?

•	From a relative standpoint, bonds were a drag on performance. Only the higher-yielding and ‘riskier’ bond markets produced more than modest returns.

Table by Asset Class (as a percentage of Total Investments in Securities)
As of October 31, 2017
Equity	98.2%
Fixed Income	1.8

1290 RETIREMENT 2055 FUND (Unaudited)

Top 10 Holdings (as a percentage of Investments in Securities)
As of October 31, 2017
iShares Core S&P Total US Stock Market Fund	34.2%
iShares Core MSCI EAFE Fund	12.1
PowerShares S&P 500 Low Volatility Portfolio	11.4
iShares Edge MSCI Min Vol USA Fund	11.4
iShares Edge MSCI Min Vol EAFE Fund	6.1
PowerShares S&P International Developed Low Volatility Portfolio	6.0
PowerShares S&P MidCap Low Volatility Portfolio	5.9
iShares Core MSCI Emerging Markets Fund	3.0
PowerShares S&P SmallCap Low Volatility Portfolio	2.7
SPDR SSGA US Small Cap Low Volatility Index Fund	2.6

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,081.50	$2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.59	2.65

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	5,100	$332,775
iShares Core MSCI Emerging Markets Fund	1,460	81,439
iShares Core S&P Total US Stock Market Fund	15,980	941,542
iShares Core U.S. Aggregate Bond Fund	370	40,504
iShares Edge MSCI Min Vol EAFE Fund	2,340	167,965
iShares Edge MSCI Min Vol Emerging Markets Fund	650	38,474
iShares Edge MSCI Min Vol USA Fund	6,070	311,512
iShares TIPS Bond Fund	70	7,966
PowerShares S&P 500 Low Volatility Portfolio	6,710	312,216

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,530	37,638
PowerShares S&P International Developed Low Volatility Portfolio	4,980	165,784
PowerShares S&P MidCap Low Volatility Portfolio	3,600	162,108
PowerShares S&P SmallCap Low Volatility Portfolio	1,570	72,927
SPDR SSGA US Small Cap Low Volatility Index Fund	730	70,160

Total Investments in Securities (99.6%) (Cost $2,516,673)		2,743,010
Other Assets Less Liabilities (0.4%)		11,831

Net Assets (100%)		$2,754,841

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,743,010	$—	$—	$2,743,010

Total Assets	$2,743,010	$—	$—	$2,743,010

Total Liabilities	$—	$—	$—	$—

Total	$2,743,010	$—	$—	$2,743,010

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,530,725
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,553

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,338
Aggregate gross unrealized depreciation	(1)

Net unrealized appreciation	$226,337

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,516,673

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,516,673)	$2,743,010
Cash	5,747
Prepaid registration and filing fees	22,608
Receivable from investment adviser	15,841
Deferred offering cost	3,371
Other assets	35

Total assets	2,790,612

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	713
Trustees’ fees payable	24
Accrued expenses	2,294

Total liabilities	35,771

NET ASSETS	$2,754,841

Net assets were comprised of:
Paid in capital	$2,499,884
Accumulated undistributed net investment income (loss)	27,120
Accumulated undistributed net realized gain (loss)	1,500
Net unrealized appreciation (depreciation)	226,337

Net assets	$2,754,841

Class I
Net asset value and redemption price per share, $2,754,841 / 250,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.02

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$35,983
Interest	51

Total income	36,034

EXPENSES
Professional fees	48,888
Administrative fees	20,220
Registration and filing fees	8,819
Investment advisory fees	8,805
Offering costs	6,969
Transfer agent fees	4,149
Printing and mailing expenses	2,197
Custodian fees	1,410
Trustees’ fees	235
Miscellaneous	3,967

Gross expenses	105,659
Less: Waiver from investment adviser	(29,025)
Reimbursement from investment adviser	(67,504)

Net expenses	9,130

NET INVESTMENT INCOME (LOSS)	26,904

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,500
Net change in unrealized appreciation (depreciation) on investments in securities	226,337

NET REALIZED AND UNREALIZED GAIN (LOSS)	227,837

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$254,741

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,904
Net realized gain (loss)	1,500
Net change in unrealized appreciation (depreciation)	226,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	254,741

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,009 shares]	2,500,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,754,841
NET ASSETS:
Beginning of period	—

End of period (a)	$2,754,841

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,120

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	0.91

Total from investment operations	1.02

Net asset value, end of period	$11.02

Total return (b)	10.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,755
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.21	)%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2060 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 10/31/17
Since Incept.
Fund – Class I Shares*	10.30%
S&P Target Date 2060+ Index	10.92
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Retirement 2060 Fund and the S&P Target Date 2060+ Index from 2/27/17 to 10/31/17. The performance of the S&P Target Date 2060+ Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2060+ Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 10.30% for the period ended October 31, 2017. The Fund’s benchmark, the S&P Target Date 2060+ Index, returned 10.92% over the same period.

Overview

The Allocations Drive Performance

Each 1290 Retirement Fund’s (as defined in the Notes to the Financial Statements) performance will reflect the performance of the underlying asset classes and depend upon their percentage weighting within the Fund. Here’s why:

The 1290 Retirement Funds are managed to target a specific year of planned retirement. The asset mix will become more conservative each year, until about 10 years after the target retirement year, when it will become relatively stable. The 1290 Retirement Funds balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term retirement withdrawal horizon.

To achieve its exposures, each 1290 Retirement Fund invests in ETFs representing various equity and bond asset classes. So the 1290 Retirement Funds’ performance will be a function of the asset class performance and the percentage weighting of each in the 1290 Retirement Funds. Current target and actual allocations, as well as performance, are available in an accompanying quarterly Fund Fact Sheet.

All of the holdings contributed positively to returns since inception of the 1290 Retirement Funds on 3/1/2017.

•	Emerging market and international equities were the strongest performers.

•	Among U.S. equities, large-cap stocks outperformed mid- and small-caps.

Table by Asset Class (as a percentage of Total Investments in Securities)
As of October 31, 2017
Equity	100.0%

1290 RETIREMENT 2060 FUND (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of October 31, 2017
iShares Core S&P Total US Stock Market Fund	34.8%
iShares Core MSCI EAFE Fund	12.2
PowerShares S&P 500 Low Volatility Portfolio	11.5
iShares Edge MSCI Min Vol USA Fund	11.5
iShares Edge MSCI Min Vol EAFE Fund	6.2
PowerShares S&P International Developed Low Volatility Portfolio	6.1
PowerShares S&P MidCap Low Volatility Portfolio	6.0
iShares Core MSCI Emerging Markets Fund	3.0
PowerShares S&P SmallCap Low Volatility Portfolio	3.0
SPDR SSGA US Small Cap Low Volatility Index Fund	2.9

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class I
Actual	$1,000.00	$1,082.40	$2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.59	2.64

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE Fund	5,160	$336,690
iShares Core MSCI Emerging Markets Fund	1,480	82,554
iShares Core S&P Total US Stock Market Fund	16,280	959,218
iShares Edge MSCI Min Vol EAFE Fund	2,360	169,401
iShares Edge MSCI Min Vol Emerging Markets Fund	660	39,065
iShares Edge MSCI Min Vol USA Fund	6,130	314,592
PowerShares S&P 500 Low Volatility Portfolio	6,780	315,473
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,540	37,884

PowerShares S&P International Developed Low Volatility Portfolio	5,030	167,449
PowerShares S&P MidCap Low Volatility Portfolio	3,640	163,909
PowerShares S&P SmallCap Low Volatility Portfolio	1,750	81,288
SPDR SSGA US Small Cap Low Volatility Index Fund	820	78,810

Total Investments in Securities (99.6%) (Cost $2,516,678)		2,746,333
Other Assets Less Liabilities (0.4%)		11,789

Net Assets (100%)		$2,758,122

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,746,333	$—	$—	$2,746,333

Total Assets	$2,746,333	$—	$—	$2,746,333

Total Liabilities	$—	$—	$—	$—

Total	$2,746,333	$—	$—	$2,746,333

There were no transfers between Levels 1, 2 or 3 during the period ended October 31, 2017.

The Fund held no derivatives contracts during the period ended October 31, 2017.

Investment security transactions for the period ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,530,729
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,553

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,655
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$229,655

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,516,678

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $2,516,678)	$2,746,333
Cash	5,961
Prepaid registration and filing fees	22,292
Receivable from investment adviser	15,869
Deferred offering cost	3,392
Other assets	35

Total assets	2,793,882

LIABILITIES
Accrued audit fee	32,740
Transfer agent fees payable	713
Trustees’ fees payable	24
Accrued expenses	2,283

Total liabilities	35,760

NET ASSETS	$2,758,122

Net assets were comprised of:
Paid in capital	$2,499,888
Accumulated undistributed net investment income (loss)	27,078
Accumulated undistributed net realized gain (loss)	1,501
Net unrealized appreciation (depreciation)	229,655

Net assets	$2,758,122

Class I
Net asset value and redemption price per share, $2,758,122 / 250,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.03

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017*

INVESTMENT INCOME
Dividends	$35,937
Interest	51

Total income	35,988

EXPENSES
Professional fees	48,889
Administrative fees	20,219
Registration and filing fees	8,817
Investment advisory fees	8,809
Offering costs	7,011
Transfer agent fees	4,149
Printing and mailing expenses	2,198
Custodian fees	1,400
Trustees’ fees	235
Miscellaneous	3,958

Gross expenses	105,685
Less: Waiver from investment adviser	(29,028)
Reimbursement from investment adviser	(67,535)

Net expenses	9,122

NET INVESTMENT INCOME (LOSS)	26,866

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,501
Net change in unrealized appreciation (depreciation) on investments in securities	229,655

NET REALIZED AND UNREALIZED GAIN (LOSS)	231,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,022

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,866
Net realized gain (loss)	1,501
Net change in unrealized appreciation (depreciation)	229,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	258,022

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,009 shares]	2,500,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,758,122
NET ASSETS:
Beginning of period	—

End of period (a)	$2,758,122

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,078

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11
Net realized and unrealized gain (loss)	0.92

Total from investment operations	1.03

Net asset value, end of period	$11.03

Total return (b)	10.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,758
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.52	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.21	)%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Rosenberg Investment Management LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/17
		1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	20.58%	8.04%
	with Sales Charge (a)	13.91	6.01
Fund – Class I Shares*		20.85	8.30
Fund – Class R Shares*		20.21	7.75
Fund – Class T Shares*†	without Sales Charge	20.85	8.30
	with Sales Charge (b)	17.86	7.37
MSCI World (Net) Index		22.77	8.04

*      Date of inception 11/12/14.

†      Class T Shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

(a)    A 5.50% front-end sales charge was deducted.

(b)    A 2.50% front-end sales charge was deducted.

        Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 SmartBeta Equity Fund and the MSCI World (Net) Index from 11/12/14 to 10/31/17. The performance of the MSCI World (Net) Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World (Net) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 20.85% for the year ended October 31, 2017. The Fund’s benchmark, the MSCI World (Net) Index, returned 22.77% over the same year.

Fund Overview — AXA Rosenberg Investment Management LLC

Equity markets delivered positive returns over the twelve-month period ended October 31, 2017, as investors discounted rising political risk and preferred to focus on improving macroeconomic trends globally. Against a generally positive backdrop, risk aversion was low and areas more sensitive to improving macroeconomic trends performed strongly. Financials, technology and materials were the best-performing sectors, while consumer staples, energy and telecommunications delivered the weakest returns over the full period. Investors’ increased appetite for risk and a higher interest rate environment proved challenging for low volatility investors and the factor underperformed over the period. Elsewhere, quality and value performed strongly, although the performance of value styles reversed through the period, rallying strongly after the U.S. election and then falling back in the second half of 2017 until rising global bond yields helped boost value stocks at the end of the review period.

Fund Highlights

The Fund modestly underperformed the broad market index over the past year. The strategy’s low volatility exposure was unrewarded but the focus on quality helped the Fund keep pace with strongly rising markets.

What helped performance during the year?

•

The Fund’s bias toward stocks with superior earnings sustainability — a proprietary measure of earnings quality — has been rewarded overall. The positions in McDonald’s Corp. and Nvidia Corp. were among the higher-quality names which contributed positively to active performance.

•	The Fund’s lower-than-benchmark exposure to the energy sector proved beneficial.

1290 SMARTBETA EQUITY FUND (Unaudited)

What hurt performance during the year?

•

The Fund’s avoidance of companies with higher volatility weighed on performance as stocks exhibiting low-volatility characteristics underperformed in an environment where investors have been willing to shift into riskier parts of the market. At the individual stock level, a number of higher volatility information technology and financials names appeared in the top detractors including Apple, Inc., Citigroup, Inc. and Facebook, Inc.

•	Driven by the defensive profile of the sector, the Fund had an overweight exposure to the consumer staples sector, which weighed on performance.

Sector Weightings as of October 31, 2017	% of Net Assets
Industrials	17.5%
Financials	15.9
Consumer Staples	14.3
Information Technology	12.3
Health Care	11.7
Consumer Discretionary	9.2
Utilities	6.0
Materials	4.2
Telecommunication Services	2.6
Real Estate	2.5
Energy	2.3
Cash and Other	1.5

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class A
Actual	$1,000.00	$1,089.00	$6.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85
Class I
Actual	1,000.00	1,090.80	4.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58
Class R
Actual	1,000.00	1,087.30	7.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	7.12
Class T**
Actual	1,000.00	1,090.80	4.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58

*   Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.15%, 0.90%, 1.40% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.9%)
Bridgestone Corp.	600	$28,442
Continental AG	100	25,382
Magna International, Inc.	900	49,099
Sumitomo Electric Industries Ltd.	800	13,519
Valeo SA	270	18,273

		134,715

Automobiles (0.5%)
Bayerische Motoren Werke AG	300	30,577
Daimler AG (Registered)	400	33,217
Suzuki Motor Corp.	300	16,292

		80,086

Distributors (0.2%)
Genuine Parts Co.	300	26,469

Hotels, Restaurants & Leisure (1.4%)
Aramark	300	13,107
Aristocrat Leisure Ltd.	900	16,221
Compass Group plc	1,923	42,218
Domino’s Pizza, Inc.	100	18,300
Marriott International, Inc., Class A	200	23,896
Restaurant Brands International, Inc.	500	32,304
Sodexo SA	200	25,452
Whitbread plc	200	9,810
Yum Brands, Inc.	400	29,780

		211,088

Household Durables (0.4%)
Mohawk Industries, Inc.*	100	26,176
Sekisui Chemical Co. Ltd.	1,000	20,017
Sekisui House Ltd.	1,000	18,566
Techtronic Industries Co. Ltd.	500	2,932

		67,691

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	200	6,816
Hasbro, Inc.	100	9,259

		16,075

Media (1.2%)
CBS Corp. (Non-Voting), Class B	500	28,060
Comcast Corp., Class A	2,300	82,869
Omnicom Group, Inc.	200	13,438
Walt Disney Co. (The)	600	58,686

		183,053

Multiline Retail (0.3%)
Dollarama, Inc.	400	44,527

Specialty Retail (3.0%)
AutoZone, Inc.*	100	58,950
Hennes & Mauritz AB, Class B	1,200	30,130
Home Depot, Inc. (The)	700	116,046
Industria de Diseno Textil SA	1,200	44,863
Lowe’s Cos., Inc.	600	47,970
Nitori Holdings Co. Ltd.	100	14,472
Ross Stores, Inc.	500	31,745

TJX Cos., Inc. (The)	1,100	76,780
Ulta Beauty, Inc.*	100	20,179
USS Co. Ltd.	500	10,026

		451,161

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG	150	33,382
LVMH Moet Hennessy Louis Vuitton SE	200	59,663
NIKE, Inc., Class B	1,000	54,990
VF Corp.	400	27,860

		175,895

Total Consumer Discretionary		1,390,760

Consumer Staples (14.3%)
Beverages (3.6%)
Brown-Forman Corp., Class B	400	22,808
Coca-Cola Co. (The)	3,000	137,940
Constellation Brands, Inc., Class A	100	21,909
Diageo plc	2,400	81,984
Dr Pepper Snapple Group, Inc.	300	25,698
Heineken NV	300	29,236
Kirin Holdings Co. Ltd.	1,000	23,785
Monster Beverage Corp.*	500	28,965
PepsiCo, Inc.	1,100	121,253
Pernod Ricard SA	200	29,995
Suntory Beverage & Food Ltd.	300	13,693

		537,266

Food & Staples Retailing (2.5%)
Alimentation Couche-Tard, Inc., Class B	400	18,755
Costco Wholesale Corp.	500	80,540
CVS Health Corp.	800	54,824
Seven & i Holdings Co. Ltd.	900	36,188
Sysco Corp.	1,200	66,744
Walgreens Boots Alliance, Inc.	400	26,508
Wal-Mart Stores, Inc.	600	52,386
Wesfarmers Ltd.	400	12,797
Woolworths Ltd.	1,400	27,730

		376,472

Food Products (2.6%)
Associated British Foods plc	400	17,702
Conagra Brands, Inc.	400	13,664
Danone SA	800	65,362
Hershey Co. (The)	200	21,236
Kellogg Co.	400	25,012
Kraft Heinz Co. (The)	500	38,665
McCormick & Co., Inc. (Non-Voting)	200	19,906
MEIJI Holdings Co. Ltd.	100	8,144
Mondelez International, Inc., Class A	1,600	66,288
Nestle SA (Registered)	1,200	100,917
Tyson Foods, Inc., Class A	300	21,873

		398,769

Household Products (2.5%)
Church & Dwight Co., Inc.	400	18,068
Clorox Co. (The)	300	37,959

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Shares	Value (Note 1)

Colgate-Palmolive Co.	700	$49,315
Essity AB, Class B*	500	14,949
Henkel AG & Co. KGaA (Preference)(q)	400	56,146
Kimberly-Clark Corp.	600	67,506
Procter & Gamble Co. (The)	1,600	138,144

		382,087

Personal Products (1.9%)
Beiersdorf AG	200	22,435
Estee Lauder Cos., Inc. (The), Class A	200	22,362
Kao Corp.	500	30,060
L’Oreal SA	270	60,087
Unilever NV (CVA)	1,400	81,385
Unilever plc	1,300	73,717

		290,046

Tobacco (1.2%)
Altria Group, Inc.	1,400	89,908
British American Tobacco plc	900	58,225
Japan Tobacco, Inc.	1,000	32,953

		181,086

Total Consumer Staples		2,165,726

Energy (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
Exxon Mobil Corp.	1,400	116,690
Snam SpA	6,000	30,654
Suncor Energy, Inc.	800	27,161
TOTAL SA	1,400	78,066
TransCanada Corp.	1,800	85,458

Total Energy		338,029

Financials (15.9%)
Banks (6.8%)
Bank Hapoalim BM	2,000	14,154
Bank of America Corp.	1,300	35,607
Bank of Montreal	1,200	91,928
Bank of Nova Scotia (The)	900	58,098
BB&T Corp.	800	39,392
Canadian Imperial Bank of Commerce	700	61,617
Commonwealth Bank of Australia	400	23,766
Danske Bank A/S	400	15,259
DBS Group Holdings Ltd.	1,000	16,712
Hang Seng Bank Ltd.	1,400	33,145
KBC Group NV	200	16,613
M&T Bank Corp.	200	33,354
National Bank of Canada	400	19,413
Oversea-Chinese Banking Corp. Ltd.	1,000	8,730
PNC Financial Services Group, Inc. (The)	500	68,395
Royal Bank of Canada	1,200	93,825
Skandinaviska Enskilda Banken AB, Class A	2,000	24,655
Svenska Handelsbanken AB, Class A	2,000	28,668
Swedbank AB, Class A	1,200	29,786
Toronto-Dominion Bank (The)	2,200	125,066

US Bancorp	1,800	97,884
Wells Fargo & Co.	1,600	89,824

		1,025,891

Capital Markets (2.6%)
Ameriprise Financial, Inc.	300	46,962
ASX Ltd.	200	8,263
Bank of New York Mellon Corp. (The)	700	36,015
BlackRock, Inc.	100	47,083
CME Group, Inc.	500	68,585
Intercontinental Exchange, Inc.	200	13,220
Macquarie Group Ltd.	200	15,054
MSCI, Inc.	300	35,208
Northern Trust Corp.	200	18,704
S&P Global, Inc.	200	31,294
Singapore Exchange Ltd.	1,000	5,627
St James’s Place plc	800	12,506
T. Rowe Price Group, Inc.	300	27,870
Thomson Reuters Corp.	700	32,729

		399,120

Consumer Finance (0.4%)
American Express Co.	600	57,312

Insurance (6.1%)
Aflac, Inc.	300	25,167
AIA Group Ltd.	4,200	31,602
Allianz SE (Registered)	300	69,664
Allstate Corp. (The)	400	37,544
Aon plc	400	57,372
Arch Capital Group Ltd.*	200	19,928
Assicurazioni Generali SpA	1,000	18,218
Baloise Holding AG (Registered)	90	14,190
Cincinnati Financial Corp.	300	21,051
Everest Re Group Ltd.	100	23,745
Hannover Rueck SE	100	12,540
Intact Financial Corp.	400	32,695
Legal & General Group plc	8,000	28,369
Lincoln National Corp.	400	30,312
Marsh & McLennan Cos., Inc.	900	72,837
Medibank Pvt Ltd.	1,800	4,229
MS&AD Insurance Group Holdings, Inc.	300	10,118
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	250	55,927
Principal Financial Group, Inc.	600	39,510
Progressive Corp. (The)	1,200	58,380
Prudential Financial, Inc.	400	44,184
Sampo OYJ, Class A	600	31,437
SCOR SE	400	16,609
Sompo Holdings, Inc.	300	11,976
Sun Life Financial, Inc.	800	31,161
Suncorp Group Ltd.	2,900	30,141
Swiss Re AG	400	37,629
Tokio Marine Holdings, Inc.	500	21,349
Zurich Insurance Group AG	120	36,626

		924,510

Total Financials		2,406,833

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Shares	Value (Note 1)

Health Care (11.7%)
Biotechnology (1.1%)
AbbVie, Inc.	700	$63,175
Amgen, Inc.	400	70,088
CSL Ltd.	200	21,266
Gilead Sciences, Inc.	200	14,992

		169,521

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	700	45,129
Becton Dickinson and Co.	200	41,734
Cochlear Ltd.	100	13,464
Coloplast A/S, Class B	200	17,595
CR Bard, Inc.	100	32,707
Danaher Corp.	500	46,135
Hoya Corp.	400	21,596
IDEXX Laboratories, Inc.*	100	16,617
Medtronic plc	400	32,208
Smith & Nephew plc	800	15,098
Stryker Corp.	600	92,922
Sysmex Corp.	200	13,597
Teleflex, Inc.	100	23,698

		412,500

Health Care Providers & Services (2.2%)
Aetna, Inc.	200	34,006
Cigna Corp.	200	39,444
Fresenius Medical Care AG & Co. KGaA	200	19,341
Fresenius SE & Co. KGaA	300	25,060
HCA Healthcare, Inc.*	400	30,260
Henry Schein, Inc.*	200	15,720
Humana, Inc.	100	25,535
UnitedHealth Group, Inc.	700	147,154

		336,520

Health Care Technology (0.2%)
Cerner Corp.*	300	20,256

Life Sciences Tools & Services (0.7%)
Mettler-Toledo International, Inc.*	100	68,263
Thermo Fisher Scientific, Inc.	200	38,766

		107,029

Pharmaceuticals (4.8%)
Astellas Pharma, Inc.	1,400	18,573
Bayer AG (Registered)	490	63,756
Eli Lilly & Co.	900	73,746
Johnson & Johnson	1,200	167,292
Merck & Co., Inc.	1,900	104,671
Mitsubishi Tanabe Pharma Corp.	700	15,354
Novo Nordisk A/S, Class B	800	39,798
Orion OYJ, Class B	200	8,201
Pfizer, Inc.	2,900	101,674
Roche Holding AG	240	55,450
Sanofi	200	18,938
Takeda Pharmaceutical Co. Ltd.	500	28,121
Zoetis, Inc.	400	25,528

		721,102

Total Health Care		1,766,928

Industrials (17.5%)
Aerospace & Defense (3.9%)
Boeing Co. (The)	400	103,192
General Dynamics Corp.	400	81,192
Lockheed Martin Corp.	300	92,448
Northrop Grumman Corp.	300	88,659
Raytheon Co.	400	72,080
Rockwell Collins, Inc.	200	27,120
Safran SA	400	42,135
Thales SA	200	20,846
United Technologies Corp.	500	59,880

		587,552

Air Freight & Logistics (1.1%)
Deutsche Post AG (Registered)	1,200	54,962
United Parcel Service, Inc., Class B	900	105,777

		160,739

Building Products (0.6%)
Assa Abloy AB, Class B	1,200	25,329
Daikin Industries Ltd.	200	21,934
Geberit AG (Registered)	50	22,633
Masco Corp.	500	19,910

		89,806

Commercial Services & Supplies (1.1%)
Cintas Corp.	200	29,808
Dai Nippon Printing Co. Ltd.	500	11,895
Republic Services, Inc.	400	26,028
Waste Connections, Inc.	400	28,268
Waste Management, Inc.	800	65,736

		161,735

Construction & Engineering (0.6%)
Obayashi Corp.	1,000	13,016
Skanska AB, Class B	600	13,166
Taisei Corp.	200	11,028
Vinci SA	500	48,953

		86,163

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	1,200	31,370
Legrand SA	300	22,285
Nidec Corp.	100	13,187
Rockwell Automation, Inc.	300	60,246

		127,088

Industrial Conglomerates (2.3%)
3M Co.	500	115,095
Honeywell International, Inc.	800	115,328
Roper Technologies, Inc.	200	51,634
Siemens AG (Registered)	400	57,078
Smiths Group plc	600	12,519

		351,654

Machinery (2.5%)
Atlas Copco AB, Class A	1,000	43,862
Cummins, Inc.	200	35,376
FANUC Corp.	100	23,192
Fortive Corp.	700	50,582
Illinois Tool Works, Inc.	500	78,260
Kone OYJ, Class B	600	32,478

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Shares	Value (Note 1)

Sandvik AB	2,000	$36,528
Schindler Holding AG	70	15,864
Stanley Black & Decker, Inc.	200	32,310
Volvo AB, Class B	1,800	35,671

		384,123

Professional Services (0.8%)
Adecco Group AG (Registered)*	200	15,867
Experian plc	400	8,426
Intertek Group plc	200	14,410
SGS SA (Registered)	7	17,289
Verisk Analytics, Inc.*	400	34,020
Wolters Kluwer NV	600	29,410

		119,422

Road & Rail (2.1%)
Canadian National Railway Co.	1,200	96,560
Canadian Pacific Railway Ltd.	200	34,677
DSV A/S	300	23,199
East Japan Railway Co.	300	28,943
Hankyu Hanshin Holdings, Inc.	400	15,496
Kintetsu Group Holdings Co. Ltd.	300	11,477
Tobu Railway Co. Ltd.	600	17,519
Union Pacific Corp.	600	69,474
West Japan Railway Co.	300	21,036

		318,381

Trading Companies & Distributors (1.4%)
Brenntag AG	200	11,326
Bunzl plc	600	18,687
Fastenal Co.	500	23,485
Ferguson plc	500	34,964
ITOCHU Corp.	1,500	26,094
Marubeni Corp.	3,000	19,965
Mitsubishi Corp.	1,200	27,951
Mitsui & Co. Ltd.	1,900	28,223
Sumitomo Corp.	1,200	17,239

		207,934

Transportation Infrastructure (0.3%)
Aena SME SA(m)	150	27,519
Atlantia SpA	500	16,308

		43,827

Total Industrials		2,638,424

Information Technology (12.3%)
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	600	52,200
Keyence Corp.	100	55,257
Kyocera Corp.	400	26,535

		133,992

Internet Software & Services (1.1%)
Alphabet, Inc., Class A*	120	123,965
Facebook, Inc., Class A*	200	36,012

		159,977

IT Services (5.2%)
Accenture plc, Class A	500	71,180
Amadeus IT Group SA	400	27,141
Atos SE	100	15,539
Automatic Data Processing, Inc.	700	81,382

Broadridge Financial Solutions, Inc.	200	17,184
CGI Group, Inc., Class A*	600	31,881
Cognizant Technology Solutions Corp., Class A	500	37,835
Fidelity National Information Services, Inc.	300	27,828
Fiserv, Inc.*	500	64,715
International Business Machines Corp.	300	46,218
Mastercard, Inc., Class A	800	119,016
Nomura Research Institute Ltd.	300	12,625
Paychex, Inc.	600	38,274
PayPal Holdings, Inc.*	700	50,792
Visa, Inc., Class A	1,300	142,974

		784,584

Semiconductors & Semiconductor Equipment (1.6%)
Infineon Technologies AG	1,000	27,380
Intel Corp.	2,000	90,980
KLA-Tencor Corp.	200	21,778
Texas Instruments, Inc.	1,100	106,359

		246,497

Software (2.2%)
Adobe Systems, Inc.*	300	52,548
ANSYS, Inc.*	100	13,671
Check Point Software Technologies Ltd.*	100	11,771
Electronic Arts, Inc.*	400	47,840
Intuit, Inc.	400	60,408
Oracle Corp.	1,200	61,080
Sage Group plc (The)	800	7,921
SAP SE	600	68,256
Synopsys, Inc.*	200	17,304

		340,799

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	700	118,328
Canon, Inc.	1,300	48,510
FUJIFILM Holdings Corp.	700	28,479

		195,317

Total Information Technology		1,861,166

Materials (4.2%)
Chemicals (4.0%)
Air Products & Chemicals, Inc.	200	31,886
Asahi Kasei Corp.	2,000	24,080
BASF SE	100	10,905
Celanese Corp.	100	10,431
DowDuPont, Inc.	700	50,617
Ecolab, Inc.	500	65,330
Givaudan SA (Registered)	18	40,199
International Flavors & Fragrances, Inc.	100	14,742
Kuraray Co. Ltd.	600	11,730
LyondellBasell Industries NV, Class A	400	41,412
Mitsubishi Chemical Holdings Corp.	2,000	20,712
Nitto Denko Corp.	300	27,716

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Shares	Value (Note 1)

Novozymes A/S, Class B	400	$22,091
PPG Industries, Inc.	300	34,872
Praxair, Inc.	500	73,060
Sherwin-Williams Co. (The)	100	39,515
Shin-Etsu Chemical Co. Ltd.	300	31,423
Sika AG	3	22,207
Sumitomo Chemical Co. Ltd.	5,000	34,915

		607,843

Construction Materials (0.2%)
Boral Ltd.	2,200	12,039
Vulcan Materials Co.	100	12,175

		24,214

Total Materials		632,057

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
AvalonBay Communities, Inc. (REIT)	100	18,133
Dexus (REIT)	1,200	8,973
Goodman Group (REIT)	3,500	22,394
GPT Group (The) (REIT)	3,000	11,687
Link REIT (REIT)	2,000	16,805
Mirvac Group (REIT)	4,100	7,562
Prologis, Inc. (REIT)	200	12,916
Public Storage (REIT)	200	41,450
Scentre Group (REIT)	3,400	10,461
Simon Property Group, Inc. (REIT)	300	46,599
Stockland (REIT)	4,500	15,567
Unibail-Rodamco SE (REIT)	160	40,043
Vornado Realty Trust (REIT)	200	14,972

		267,562

Real Estate Management & Development (0.7%)
Daito Trust Construction Co. Ltd.	100	17,444
Daiwa House Industry Co. Ltd.	1,000	36,410
Mitsui Fudosan Co. Ltd.	1,000	23,095
Sumitomo Realty & Development Co. Ltd.	1,000	33,112

		110,061

Total Real Estate		377,623

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,900	97,585
Nippon Telegraph & Telephone Corp.	900	43,320
Singapore Telecommunications Ltd.	10,000	27,511
Swisscom AG (Registered)	60	30,311
Telefonica SA	3,000	31,472
Telenor ASA	1,000	21,242
Telia Co. AB	3,000	13,886
Telstra Corp. Ltd.	6,300	17,069
Verizon Communications, Inc.	1,500	71,805

		354,201

Wireless Telecommunication Services (0.2%)
KDDI Corp.	1,200	31,914

Total Telecommunication Services		386,115

Utilities (6.0%)
Electric Utilities (3.6%)
American Electric Power Co., Inc.	600	44,646
CLP Holdings Ltd.	2,000	20,342
Duke Energy Corp.	600	52,986
Enel SpA	6,000	37,217
Eversource Energy	300	18,792
Fortis, Inc.	500	18,413
Iberdrola SA	4,000	32,327
NextEra Energy, Inc.	400	62,028
PG&E Corp.	400	23,108
PPL Corp.	1,100	41,316
Red Electrica Corp. SA	1,000	22,144
Southern Co. (The)	1,600	83,520
SSE plc	2,000	36,710
Terna Rete Elettrica Nazionale SpA	3,000	18,102
Xcel Energy, Inc.	800	39,616

		551,267

Gas Utilities (0.4%)
Hong Kong & China Gas Co. Ltd.	14,300	27,092
Osaka Gas Co. Ltd.	600	11,548
UGI Corp.	300	14,358

		52,998

Multi-Utilities (1.8%)
AGL Energy Ltd.	1,200	23,209
Ameren Corp.	300	18,597
CenterPoint Energy, Inc.	500	14,790
CMS Energy Corp.	400	19,348
Consolidated Edison, Inc.	200	17,210
Dominion Energy, Inc.	900	73,026
DTE Energy Co.	300	33,138
NiSource, Inc.	500	13,185
Sempra Energy	500	58,750

		271,253

Water Utilities (0.2%)
American Water Works Co., Inc.	300	26,328
Severn Trent plc	300	8,411

		34,739

Total Utilities		910,257

Total Investments in Securities (98.5%) (Cost $12,624,060)		14,873,918
Other Assets Less Liabilities (1.5%)		233,004

Net Assets (100%)		$15,106,922

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

*	Non-income producing.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At October 31, 2017, the market value of these securities amounted to $27,519 or 0.2% of net assets.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	2.0%
Belgium	0.1
Canada	6.7
Denmark	0.8
Finland	0.5
France	3.7
Germany	4.5
Hong Kong	0.9
Israel	0.2
Italy	0.8
Japan	8.2
Netherlands	0.4
Norway	0.1
Singapore	0.4
Spain	1.2
Sweden	2.0
Switzerland	3.1
United Kingdom	3.5
United States	59.4
Cash and Other	1.5

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$890,489	$500,271	$—	$1,390,760
Consumer Staples	1,288,236	877,490	—	2,165,726
Energy	229,309	108,720	—	338,029
Financials	1,723,270	683,563	—	2,406,833
Health Care	1,371,720	395,208	—	1,766,928
Industrials	1,597,144	1,041,280	—	2,638,424
Information Technology	1,543,523	317,643	—	1,861,166
Materials	374,040	258,017	—	632,057
Real Estate	134,070	243,553	—	377,623
Telecommunication Services	169,390	216,725	—	386,115
Utilities	673,155	237,102	—	910,257

Total Assets	$9,994,346	$4,879,572	$—	$14,873,918

Total Liabilities	$—	$—	$—	$—

Total	$9,994,346	$4,879,572	$—	$14,873,918

There were no transfers between Levels 1, 2 or 3 during the year ended October 31, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

The Fund held no derivatives contracts during the year ended October 31, 2017.

Investment security transactions for the year ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,700,706
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,345,624

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,396,461
Aggregate gross unrealized depreciation	(172,500)

Net unrealized appreciation	$2,223,961

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,649,957

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $12,624,060)	$14,873,918
Cash	175,784
Foreign cash (Cost $29,913)	29,642
Dividends, interest and other receivables	31,016
Prepaid registration and filing fees	22,706
Receivable for Fund shares sold	21,659
Receivable from investment adviser	5,463
Other assets	134

Total assets	15,160,322

LIABILITIES
Transfer agent fees payable	4,536
Payable for Fund shares redeemed	260
Distribution fees payable – Class A	142
Distribution fees payable – Class R	58
Accrued expenses	48,404

Total liabilities	53,400

NET ASSETS	$15,106,922

Net assets were comprised of:
Paid in capital	$12,466,039
Accumulated undistributed net investment income (loss)	165,180
Accumulated undistributed net realized gain (loss)	226,004
Net unrealized appreciation (depreciation)	2,249,699

Net assets	$15,106,922

Class A
Net asset value and redemption price per share, $685,288 / 56,031 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.23
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price per share	$12.94

Class I
Net asset value and redemption price per share, $14,158,103 / 1,155,538 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.25

Class R
Net asset value and redemption price per share, $136,959 / 11,223 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.20

Class T**
Net asset value and redemption price per share, $126,572 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.25
Maximum sales charge (2.50% of offering price)	0.31

Maximum offering price per share	$12.56

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

INVESTMENT INCOME
Dividends (net of $17,188 foreign withholding tax)	$318,878
Interest	91

Total income	318,969

EXPENSES
Investment advisory fees	91,589
Professional fees	69,540
Transfer agent fees	48,600
Registration and filing fees	39,460
Administrative fees	30,003
Custodian fees	17,300
Printing and mailing expenses	8,553
Trustees’ fees	1,639
Distribution fees – Class A	1,091
Distribution fees – Class R	627
Distribution fees – Class T**	557
Miscellaneous	18,925

Gross expenses	327,884
Less: Waiver from investment adviser	(121,592)
Waiver from distributor	(557)
Reimbursement from investment adviser	(78,383)

Net expenses	127,352

NET INVESTMENT INCOME (LOSS)	191,617

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	339,623
Foreign currency transactions	549

Net realized gain (loss)	340,172

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,939,037
Foreign currency translations	333

Net change in unrealized appreciation (depreciation)	1,939,370

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,279,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,471,159

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$191,617	$145,786
Net realized gain (loss)	340,172	(84,951)
Net change in unrealized appreciation (depreciation)	1,939,370	118,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,471,159	179,827

DIVIDENDS:
Dividends from net investment income
Class A	(3,272)	(45,245)
Class I	(145,390)	(54,271)
Class R	(929)	(36,365)
Class T**	(1,415)	(17,317)

TOTAL DIVIDENDS	(151,006)	(153,198)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 34,018 and 12,294 shares, respectively ]	384,382	124,475
Capital shares issued in reinvestment of dividends [ 199 and 111 shares, respectively ]	2,074	1,104
Capital shares repurchased [ (4,468) and (290,014) shares, respectively ]	(48,233)	(2,947,306)

Total Class A transactions	338,223	(2,821,727)

Class I
Capital shares sold [ 115,854 and 743,273 shares, respectively ]	1,304,358	7,563,544
Capital shares issued in reinvestment of dividends [ 1,194 and 234 shares, respectively ]	12,441	2,319
Capital shares repurchased [ (17,015) and (1,720) shares, respectively ]	(196,125)	(18,417)

Total Class I transactions	1,120,674	7,547,446

Class R
Capital shares sold [ 30 and 450 shares, respectively ]	353	4,614
Capital shares issued in reinvestment of dividends [ 3 and 0 shares, respectively ]	34	—
Capital shares repurchased [ (46) and (290,001) shares, respectively ]	(475)	(2,945,548)

Total Class R transactions	(88)	(2,940,934)

Class T**
Capital shares repurchased [ 0 and (90,000) shares, respectively ]	—	(915,126)

Total Class T transactions	—	(915,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,458,809	869,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,778,962	896,288
NET ASSETS:
Beginning of year	11,327,960	10,431,672

End of year (a)	$15,106,922	$11,327,960

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$165,180	$124,302

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class A	2017	2016
Net asset value, beginning of period	$10.25	$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.12	##	0.11
Net realized and unrealized gain (loss)	1.96	0.04		0.16

Total from investment operations	2.09	0.16		0.27

Less distributions:
Dividends from net investment income	(0.11)	(0.15)		(0.03)

Net asset value, end of period	$12.23	$10.25		$10.24

Total return (b)	20.58%	1.58%		2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$685	$269		$3,111
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.20%	1.35%		1.35%
Before waivers and reimbursements (a)(f)	2.77%	2.76%		4.21%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.17%	1.23	%(aa)	1.14	%(l)
Before waivers and reimbursements (a)(f)	(0.41)%	(0.18	)%(aa)	(1.73	)%(l)
Portfolio turnover rate (z)^	41%	27%		29%

	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class I	2017	2016
Net asset value, beginning of period	$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.15	##	0.14
Net realized and unrealized gain (loss)	1.95	0.03		0.15

Total from investment operations	2.12	0.18		0.29

Less distributions:
Dividends from net investment income	(0.14)	(0.17)		(0.03)

Net asset value, end of period	$12.25	$10.27		$10.26

Total return (b)	20.85%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,158	$10,838		$3,218
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.96%	1.10%		1.10%
Before waivers and reimbursements (a)(f)	2.49%	2.51%		3.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.48%	1.44	%(bb)	1.38	%(l)
Before waivers and reimbursements (a)(f)	(0.05)%	0.04	%(bb)	(1.48	)%(l)
Portfolio turnover rate (z)^	41%	27%		29%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class R	2017	2016
Net asset value, beginning of period	$10.23	$10.22		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.10	##	0.09
Net realized and unrealized gain (loss)	1.94	0.03		0.16

Total from investment operations	2.05	0.13		0.25

Less distributions:
Dividends from net investment income	(0.08)	(0.12)		(0.03)

Net asset value, end of period	$12.20	$10.23		$10.22

Total return (b)	20.21%	1.32%		2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137	$115		$3,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.46%	1.60%		1.60%
Before waivers and reimbursements (a)(f)	2.98%	3.01%		4.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.98%	0.98	%(cc)	0.89	%(l)
Before waivers and reimbursements (a)(f)	(0.54)%	(0.43	)%(cc)	(1.98	)%(l)
Portfolio turnover rate (z)^	41%	27%		29%

	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class T**	2017	2016
Net asset value, beginning of period	$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.15	##	0.14
Net realized and unrealized gain (loss)	1.95	0.03		0.15

Total from investment operations	2.12	0.18		0.29

Less distributions:
Dividends from net investment income	(0.14)	(0.17)		(0.03)

Net asset value, end of period	$12.25	$10.27		$10.26

Total return (b)	20.85%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$127	$106		$1,029
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.96%	1.10%		1.10%
Before waivers and reimbursements (a)(f)	2.96%	3.51%		4.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.48%	1.48	%(dd)	1.39	%(l)
Before waivers and reimbursements (a)(f)	(0.52)%	(0.93	)%(dd)	(2.48	)%(l)
Portfolio turnover rate (z)^	41%	27%		29%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08, $0.11, $0.06 and $0.11 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class A would be 0.85% for income after waivers and reimbursements and (0.56)% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class I would be 1.07% for income after waivers and reimbursements and (0.34)% before waivers and reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class R would be 0.61% for income after waivers and reimbursements and (0.80)% before waivers and reimbursements.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class T would be 1.11% for income after waivers and reimbursements and (1.30)% before waivers and reimbursements.

See Notes to Financial Statements.

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISERS

➢	Pacific Investment Management Company LLC (PIMCO)

➢	TCW Investment Management Company

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/17
		1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	4.25%	2.59%
	with Sales Charge (a)	(0.48)	0.58
Fund – Class I Shares*		4.58	2.86
Fund – Class R Shares*		4.04	2.33
ICE BofAML USD 3-Month Deposit Offered Rate Constant Maturity Index		1.06	0.73
* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

The graph illustrates comparative performance for $10,000 invested in the Class I Shares of the 1290 Unconstrained Bond Managers Fund and the ICE BofAML USD 3-Month Deposit Offered Rate Constant Maturity Index from 7/6/15 to 10/31/17. The performance of the ICE BofAML USD 3-Month Deposit Offered Rate Constant Maturity Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML USD 3-Month Deposit Offered Rate Constant Maturity Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends, capital gain distributions, and interest of the securities included in the benchmark.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PERFORMANCE SUMMARY

The Fund’s Class I shares returned 4.58% for the year ended October 31, 2017. The Fund’s benchmark, the ICE BofAML USD 3-Month Deposit Offered Rate Constant Maturity Index, returned 1.06% over the same year.

Pacific Investment Management Company LLC (PIMCO)

Fund Highlights

What helped performance during the year?

•	Select holdings of non-agency mortgages contributed to performance.

•	Exposure to investment grade and high yield corporate credit spread, most notably to financials, aided performance for the period.

•	Positions in local and U.S. dollar-denominated emerging market debt added to performance.

•	Tactical currency positioning, particularly within the Russian ruble, Mexican peso, and Japanese yen, was beneficial to performance.

•	Treasury Inflation-Protected Securities (TIPS) held in lieu of nominal Treasuries added to performance.

What hurt performance during the year?

•	U.S. interest rate strategies were detrimental for performance during the period.

•	Shorting a basket of Asian emerging market currencies versus the U.S. dollar detracted from performance.

Derivatives Summary

During the twelve-month period ended October 31, 2017, the AXA Unconstrained Bond Managers Fund (“the Fund”) sold credit protection through credit default swaps to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging market sectors. The Fund also purchased credit protection during the period to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market. The Fund entered into interest rate swaps to manage nominal or real interest rate exposure in various global markets or as a substitute for cash bond exposure. The Fund entered into futures contracts to manage interest rate exposure, as a substitute for cash bond exposure, and/or for purposes of liquidity. Interest

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

rate swaps and futures allow the portfolio manager to effectively manage risk and gain or reduce exposure by targeting specific markets and areas of the yield curve that may not otherwise be accessible through the use of cash bonds. The Fund sold/wrote options and swaptions on futures, currencies, volatility, and swaps and also purchased options and swaptions as a means of capitalizing on anticipated changes in market volatility or to generate income. Lastly, the Fund purchased and sold foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities, and/or as a part of a tactical investment strategy.

TCW Investment Management Company

Fund Highlights

What helped performance during the year?

•

Performance was driven by the allocation to non-agency mortgage-backed securities (MBS) (particularly bonds backed by alt-A and subprime collateral), which have benefited from solid demand and continued improvements in fundamentals such as higher home prices and lower loan-to-value ratios.

•

The next largest contribution came from the exposure to corporate credit, given the considerable outperformance for the sector during the period. In particular, the Fund’s consumer non-cyclicals, communications, and banking credits contributed to performance, and the small allocation to high yield credit was a positive as well.

•

Further contributions came from the allocation to floating rate government guaranteed student loan asset-backed securities (ABS) and commercial MBS holdings. A small position in Japanese Government Bond T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap, added to performance.

What hurt performance during the year?

•	With the increase in Treasury rates over the period, the impact of duration was negative.

Fund Characteristics As of October 31, 2017
Weighted Average Life (Years)	2.96
Weighted Average Coupon (%)	3.10
Weighted Average Modified Duration (Years)*	1.49
Weighted Average Rating**	A

*   Modified duration is a measure of the price sensitivity of the Fund to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser.

    A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of October 31, 2017	% of Net Assets
Asset Backed Securities	23.8%
U.S. Treasury Obligations	20.0
Financials	11.9
Collateralized Mortgage Obligations	10.8
Commercial Mortgage-Backed Securities	9.2
Foreign Government Securities	4.7
Mortgage-Backed Securities	2.9
U.S. Government Agency Securities	2.4
Health Care	2.2
Energy	1.9
Telecommunication Services	1.5
Consumer Discretionary	1.4
Utilities	1.2
Real Estate	1.1
Consumer Staples	0.8
Municipal Bonds	0.8
Information Technology	0.7
Industrials	0.7
Materials	0.4
Options Purchased	0.1
Cash and Other	1.5

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 - 10/31/17
Class A
Actual	$1,000.00	$1,022.70	$6.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36
Class I
Actual	1,000.00	1,025.00	5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class R
Actual	1,000.00	1,021.40	7.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.64	7.63

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.25%, 1.00% and 1.50%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

October 31, 2017

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (23.8%)
ABFC Trust,
Series 2006-OPT1 A2 1.378%, 9/25/36 (l)	$160,327	$152,419
Series 2007-NC1 A2 1.538%, 5/25/37 (l)§	250,000	216,728
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE6 M1 1.708%, 10/25/35 (l)	200,000	199,326
American Airlines Pass-Through Trust,
Series 2011-1 A 5.250%, 1/31/21	101,927	108,437
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R9 M2 2.213%, 10/25/34 (l)	95,444	95,702
Series 2005-R11 A1 1.468%, 1/25/36 (l)	139,728	139,826
AMMC CLO 17 Ltd.,
Series 2015-17A A1 2.915%, 11/15/27 (l)§	90,000	90,378
Argent Securities Trust,
Series 2006-M1 A1 1.388%, 7/25/36 (l)	98,275	81,327
Babson CLO Ltd.,
Series 2014-3A AR 2.679%, 1/15/26 (l)§	90,000	90,768
Series 2014-IA A1R 2.513%, 7/20/25 (l)§	90,000	90,304
Ballyrock CLO LLC,
Series 2014-1A A1R 2.457%, 10/20/26 (l)§	90,000	90,086
Bayview Opportunity Master Fund IIIa Trust,
Series 2017-RN7 A1 3.105%, 9/28/32 (b)(e)§	197,541	197,703
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE11 M2 1.912%, 11/25/35 (l)	200,000	199,717
Series 2007-HE2 2A2 1.348%, 2/25/37 (l)	176,230	179,300
BlueMountain CLO Ltd.,
Series 2015-1A A1R 2.689%, 4/13/27 (l)§	90,000	90,636
Brazos Higher Education Authority, Inc.,
Series 2011-1 A2 2.117%, 2/25/30 (l)	41,496	41,698
Cedar Funding V CLO Ltd.,
Series 2016-5A A1 2.963%, 7/17/28 (l)§	90,000	90,215
Chase Funding Trust,
Series 2002-3 2A1 1.878%, 8/25/32 (l)	4,008	3,762
Citigroup Mortgage Loan Trust,
Series 2006-HE2 A2C 1.388%, 8/25/36 (l)	9,108	9,101
Series 2007-AHL1 A2B 1.378%, 12/25/36 (l)	178,674	172,221
Series 2007-AMC1 A1 1.398%, 12/25/36 (l)§	189,455	120,977

Series 2007-FS1 1A1 4.633%, 10/25/37 (e)§	237,701	237,585
Citigroup Mortgage Loan Trust, Asset-Backed Pass-Through Certificates,
Series 2005-OPT3 M2 1.913%, 5/25/35 (l)	41,498	41,568
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC3 A1 1.498%, 3/25/37 (l)§	148,731	131,600
Countrywide Asset-Backed Certificates,
Series 2002-3 1A1 1.978%, 5/25/32 (l)	7,975	7,760
Series 2006-26 1A 1.378%, 6/25/37 (l)	148,400	134,801
Series 2007-2 1A 1.378%, 8/25/37 (l)	287,519	238,176
Series 2007-9 1A 1.438%, 6/25/47 (l)	362,467	307,229
CWABS Asset-Backed Certificates Trust,
Series 2004-15 MV4 2.513%, 4/25/35 (l)	163,168	164,262
Series 2005-3 MV5 1.908%, 8/25/35 (l)	200,000	200,902
Series 2006-14 2A2 1.388%, 2/25/37 (l)	107,649	106,999
Delta Air Lines Pass-Through Trust,
Series 2002-1 G-1 6.718%, 1/2/23	100,187	111,455
Dryden 41 Senior Loan Fund,
Series 2015-41A A 2.859%, 1/15/28 (l)§	90,000	90,103
Eaton Vance CLO Ltd.,
Series 2014-1A AR 2.559%, 7/15/26 (l)§	90,000	90,473
Education Loan Asset-Backed Trust I,
Series 2013-1 A1 2.038%, 6/25/26 (l)§	88,935	89,026
Figueroa CLO Ltd.,
Series 2013-2A A1R 2.575%, 6/20/27 (l)§	100,000	100,485
Finn Square CLO Ltd.,
Series 2012-1A A1R 2.538%, 12/24/23 (l)§	75,400	75,594
First Franklin Mortgage Loan Trust,
Series 2005-FF10 A5 1.598%, 11/25/35 (l)	500,000	469,521
Series 2005-FF5 M2 1.973%, 5/25/35 (l)	79,442	79,780
Series 2006-FF10 A4 1.388%, 7/25/36 (l)	144,196	143,580
First NLC Trust,
Series 2007-1 A3 1.418%, 8/25/37 (l)§	206,885	134,431
Flagship CLO VIII Ltd.,
Series 2014-8A AR 2.609%, 1/16/26 (l)§	90,000	90,325
Flatiron CLO Ltd.,
Series 2014-1A A1R 2.533%, 7/17/26 (l)§	250,000	251,660
Greenpoint Manufactured Housing,
Series 2000-1 A4 8.140%, 3/20/30 (l)	139,795	145,759

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

GSAMP Trust,
Series 2006-FM3 A2C 1.438%, 11/25/36 (l)	$279,907	$167,463
Halcyon Loan Advisors Funding Ltd.,
Series 2015-1A AR 2.283%, 4/20/27 (b)(l)§	250,000	250,000
Home Equity Asset Trust,
Series 2005-3 M5 1.928%, 8/25/35 (l)	200,000	177,481
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1 1.288%, 10/25/36 (l)	33,590	17,049
Series 2006-OPT3 3A4 1.508%, 2/25/36 (l)	180,000	176,867
J.G. Wentworth XXXVIII LLC,
Series 2017-1A A 3.990%, 8/16/60§	174,019	177,082
JP Morgan Mortgage Acquisition Corp.,
Series 2006-FRE2 M1 1.578%, 2/25/36 (l)	200,000	188,167
JP Morgan Mortgage Acquisition Trust,
Series 2006-WMC2 A1 1.373%, 7/25/36 (l)	147,098	115,149
Series 2007-CH1 AV5 1.478%, 11/25/36 (l)	79,082	79,030
Series 2007-CH4 A4 1.398%, 1/25/36 (l)	492,818	487,184
Limerock CLO III LLC,
Series 2014-3A A1R 2.563%, 10/20/26 (l)§	90,000	90,340
Long Beach Mortgage Loan Trust,
Series 2005-1 M2 2.033%, 2/25/35 (l)	44,852	44,954
Series 2005-2 M4 2.168%, 4/25/35 (l)	127,480	128,379
Series 2005-3 1A 1.758%, 8/25/45 (l)	190,981	180,108
Series 2006-10 2A2 1.348%, 11/25/36 (l)	468,859	235,145
MASTR Asset-Backed Securities Trust,
Series 2006-HE1 A4 1.528%, 1/25/36 (l)	203,699	203,290
Mastr Specialized Loan Trust,
Series 2007-1 A 1.608%, 1/25/37 (l)§	366,277	224,374
Mill Creek II CLO Ltd.,
Series 2016-1A A 3.113%, 4/20/28 (l)§	90,000	91,896
MONROE CAPITAL BSL CLO Ltd.,
Series 2015-1A AR 2.435%, 5/22/27 (l)§	200,000	199,998
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-NC5 A2D 1.468%, 10/25/36 (l)	166,874	110,010
Series 2007-HE3 A2A 1.298%, 12/25/36 (l)	572,228	356,930
Series 2007-NC2 A1 1.368%, 2/25/37 (l)§	174,520	140,565
Morgan Stanley Home Equity Loan Trust,
Series 2006-3 A4 1.498%, 4/25/36 (l)	391,641	307,145

Series 2007-1 A3 1.378%, 12/25/36 (l)	296,656	163,636
Navient Student Loan Trust,
Series 2014-1 A3 1.748%, 6/25/31 (l)	170,000	169,429
Series 2014-2 A 1.878%, 3/25/83 (l)	131,467	130,426
Series 2014-3 A 1.858%, 3/25/83 (l)	169,789	167,423
Series 2014-4 A 1.858%, 3/25/83 (l)	202,422	199,583
Series 2015-2 A3 1.808%, 11/26/40 (l)	115,000	114,691
Series 2016-2A A3 2.738%, 6/25/65 (l)§	215,000	221,269
Series 2017-1A A3 2.388%, 7/26/66 (l)§	180,000	183,443
Series 2017-3X A3 2.288%, 7/26/66 (l)(m)	180,000	181,426
Nelnet Student Loan Trust,
Series 2005-4 B 1.603%, 9/22/35 (l)	113,399	97,315
Series 2006-2 B 1.567%, 1/25/38 (l)	94,138	80,135
Series 2007-1 A3 1.387%, 5/27/25 (l)	180,000	178,213
Series 2014-2A A3 2.088%, 7/27/37 (l)§	200,000	196,780
Series 2014-4A A2 2.188%, 11/25/48 (l)§	85,000	83,135
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2 A4 1.508%, 3/25/36 (l)	205,000	192,825
NovaStar Mortgage Funding Trust,
Series 2005-2 M1 1.883%, 10/25/35 (l)	32,902	32,979
OFSI Fund VII Ltd.,
Series 2014-7A AR 2.254%, 10/18/26 (b)(l)§	100,000	100,617
Option One Mortgage Loan Trust,
Series 2005-1 A4 2.038%, 2/25/35 (l)	62,286	62,545
OZLM IX Ltd.,
Series 2014-9A A1R 2.583%, 1/20/27 (l)§	200,000	200,928
RAMP Trust,
Series 2007-RS2 A3 1.608%, 5/25/37 (l)	178,924	140,446
RASC Trust,
Series 2005-KS10 M1 1.648%, 11/25/35 (l)	106,933	107,288
Series 2005-KS7 M3 1.958%, 8/25/35 (l)	60,977	61,043
Series 2006-KS9 AI3 1.398%, 11/25/36 (l)	243,762	228,687
Saratoga Investment Corp. CLO Ltd.,
Series 2013-1A A1R 2.913%, 10/20/25 (l)§	250,000	251,984
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-FR5 M1 1.898%, 8/25/35 (l)	165,405	105,046

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

SG Mortgage Securities Trust,
Series 2007-NC1 A2 1.478%, 12/25/36 (l)§	$239,514	$152,824
SLM Student Loan Trust,
Series 2004-2 B 1.837%, 7/25/39 (l)	106,232	98,418
Series 2004-8 B 1.827%, 1/25/40 (l)	31,984	29,754
Series 2005-8 A5 1.537%, 1/25/40 (l)	200,000	192,757
Series 2007-6 B 2.217%, 4/27/43 (l)	138,669	130,950
Series 2008-2 B 2.567%, 1/25/83 (l)	160,000	150,440
Series 2008-3 B 2.567%, 4/26/83 (l)	65,000	61,803
Series 2008-4 B 3.217%, 4/25/73 (l)	120,000	117,158
Series 2008-7 B 3.217%, 7/26/83 (l)	65,000	64,561
Series 2008-9 B 3.617%, 10/25/83 (l)	70,000	70,786
Series 2012-7 B 3.038%, 9/25/43 (l)	100,000	94,984
Series 2013-4 A 1.788%, 6/25/43 (l)	128,081	128,930
Sound Point CLO VIII Ltd.,
Series 2015-1A AR 2.219%, 4/15/27 (b)(l)§	250,000	249,875
Soundview Home Loan Trust,
Series 2007-OPT1 2A1 1.318%, 6/25/37 (l)	228,223	169,006
Series 2007-OPT2 1A1 1.408%, 7/25/37 (l)	115,311	100,742
SpringCastle America Funding LLC,
Series 2016-AA A 3.050%, 4/25/29§	142,768	143,513
Structured Asset Investment Loan Trust,
Series 2006-1 A3 1.438%, 1/25/36 (l)	68,392	68,314
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-WF4 M6 1.908%, 11/25/35 (l)	500,000	466,318
Series 2006-GEL4 A3 1.537%, 10/25/36 (l)§	156,196	152,495
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2 2.809%, 7/15/26 (l)§	250,000	250,205
Vermont Student Assistance Corp.,
Series 2012-1 A 1.942%, 7/28/34 (l)	43,055	42,654
Voya CLO Ltd.,
Series 2013-3A A1R 2.404%, 1/18/26 (l)§	65,000	65,021
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-2 A3 1.468%, 4/25/37 (l)	153,857	147,031
WhiteHorse VI Ltd.,
Series 2012-1A A1R 2.511%, 2/3/25 (l)§	124,640	124,640

Total Asset-Backed Securities		16,976,782

Collateralized Mortgage Obligations (10.8%)
Alternative Loan Trust,
Series 2005-76 1A1 2.424%, 1/25/36 (l)	119,255	117,521
Series 2006-HY12 A5 3.370%, 8/25/36 (l)	113,534	116,245
Series 2006-OA19 A1 1.419%, 2/20/47 (l)	337,817	279,895
Bear Stearns ALT-A Trust,
Series 2004-9 3A1 3.410%, 9/25/34 (l)	108,225	105,249
Series 2005-10 22A1 3.430%, 1/25/36 (l)	259,474	250,724
Series 2005-2 2A4 3.349%, 4/25/35 (l)	102,050	100,577
CHL Mortgage Pass-Through Trust,
Series 2005-3 1A2 1.818%, 4/25/35 (l)	126,469	119,653
Series 2006-21 A8 5.750%, 2/25/37	87,378	77,210
CIM Trust,
Series 2015-4AG A1 3.237%, 10/25/57 (l)§	111,864	111,982
Series 2017-7 A 3.000%, 4/25/57 (b)(l)§	160,000	161,105
Citigroup Mortgage Loan Trust,
Series 2015-2 1A1 1.438%, 6/25/47 (l)§	114,966	114,984
CSMC Mortgage-Backed Trust,
Series 2007-1 5A1 1.838%, 2/25/37 (l)	126,608	85,640
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-2 2A1 1.538%, 9/25/47 (l)	144,939	124,984
DSLA Mortgage Loan Trust,
Series 2006-AR2 2A1A 1.438%, 10/19/36 (l)	152,692	135,098
FHLMC,
Series 4638 UF 2.235%, 9/15/44 (l)	166,351	167,820
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1 3.197%, 1/25/37 (l)	134,793	119,737
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 3.341%, 10/25/35 (l)	142,005	135,304
GNMA,
Series 2017-136 IO 5.000%, 9/20/47 IO	745,636	110,435
GSR Mortgage Loan Trust,
Series 2005-AR7 6A1 3.607%, 11/25/35 (l)	94,480	93,255
Impac CMB Trust,
Series 2005-1 1A1 1.758%, 4/25/35 (l)	80,470	76,567
Impac Secured Assets Trust,
Series 2007-2 1A1A 1.348%, 5/25/37 (l)	140,587	123,871
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR6 6A1 3.744%, 10/25/34 (l)	65,817	65,179

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Series 2006-AR4 A1A 1.448%, 5/25/46 (l)	$209,470	$199,721
Series 2007-AR15 2A1 3.537%, 8/25/37 (l)	232,451	202,712
JP Morgan Mortgage Trust,
Series 2006-A2 5A3 3.446%, 11/25/33 (l)	49,031	49,854
Lehman XS Trust,
Series 2005-5N 3A1A 1.538%, 11/25/35 (l)	135,681	130,047
Series 2007-4N 1A2A 1.398%, 3/25/47 (l)	247,159	239,250
Merrill Lynch Mortgage Investors Trust,
Series 2004-HB1 A3 3.081%, 4/25/29 (l)	120,233	118,537
Series 2005-A9 2A1E 3.472%, 12/25/35 (l)	108,151	107,351
Series 2006-2 2A 3.155%, 5/25/36 (l)	98,297	99,199
RALI Trust,
Series 2006-QA10 A2 1.418%, 12/25/36 (l)	166,324	157,692
Series 2006-QA2 1A1 1.488%, 2/25/36 (l)	203,213	162,423
Series 2006-QA5 1A1 1.418%, 7/25/36 (l)	218,712	149,770
Residential Asset Securitization Trust,
Series 2005-A10 A4 5.500%, 9/25/35	112,236	105,749
Sequoia Mortgage Trust,
Series 2004-12 A1 1.779%, 1/20/35 (l)	102,035	93,813
Series 2004-6 A1 2.769%, 7/20/34 (l)	112,146	110,828
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20 1A1 3.376%, 1/25/35 (l)	150,188	146,785
Series 2004-8 3A 3.432%, 7/25/34 (l)	121,883	121,570
Series 2005-12 3A1 3.370%, 6/25/35 (l)	109,202	101,955
Series 2005-15 1A1 3.414%, 7/25/35 (l)	137,516	114,219
Series 2005-16XS A1 1.578%, 8/25/35 (l)	96,388	95,527
Series 2005-17 5A1 3.374%, 8/25/35 (l)	117,846	98,525
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6 1A3 1.428%, 7/25/46 (l)	419,092	362,539
Series 2006-AR7 A10 1.438%, 8/25/36 (l)	119,733	129,644
Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3 1.478%, 8/25/36 (l)	197,027	124,971
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR11 A1A 1.558%, 8/25/45 (l)	127,444	127,488
Series 2005-AR13 A1A1 1.528%, 10/25/45 (l)	195,288	195,973
Series 2005-AR8 2A1A 1.528%, 7/25/45 (l)	124,127	122,266

Series 2006-AR3 A1A 1.944%, 2/25/46 (l)	155,233	151,923
Series 2007-HY3 1A1 2.859%, 3/25/37 (l)	142,794	127,917
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-OA1 2A 1.664%, 12/25/46 (l)	247,684	196,146
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-DD 1A1 3.120%, 1/25/35 (l)	116,244	120,395
Series 2004-I 1A1 3.465%, 7/25/34 (l)	39,489	40,271
Series 2006-AR10 5A6 3.376%, 7/25/36 (l)	179,774	180,974
Series 2006-AR12 1A1 3.753%, 9/25/36 (l)	96,222	96,062
Series 2006-AR4 1A1 3.348%, 4/25/36 (l)	104,192	97,865
Series 2006-AR8 2A3 3.574%, 4/25/36 (l)	133,005	134,319
Series 2006-AR8 3A2 3.172%, 4/25/36 (l)	102,980	101,700

Total Collateralized Mortgage Obligations		7,709,015

Commercial Mortgage-Backed Securities (9.2%)
BAMLL Trust,
Series 2011-FSHN A 4.420%, 7/11/33 (b)§	35,000	37,471
Banc of America Commercial Mortgage Trust,
Series 2007-5 AM 5.772%, 2/10/51 (l)	129,540	130,172
Bayview Commercial Asset Trust,
Series 2004-3 A1 1.608%, 1/25/35 (l)§	128,723	122,423
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4 X 0.107%, 6/11/41 IO (b)(l)§	6,273,853	16,035
CIM Trust,
3.000%, 12/25/65	180,000	180,100
COMM Mortgage Trust,
Series 2012-CR5 XA 1.708%, 12/10/45 IO (l)	486,008	29,002
Series 2013-LC6 A2 1.906%, 1/10/46	9,393	9,393
Series 2014-CR17 A2 3.012%, 5/10/47	180,000	182,483
Series 2014-LC15 A2 2.840%, 4/10/47	180,000	182,001
Series 2015-DC1 A2 2.870%, 2/10/48	150,000	152,463
DBUBS Mortgage Trust,
Series 2011-LC3A XA 0.378%, 8/10/44 IO (l)§	1,993,115	21,468
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005 AX 1.353%, 11/25/19 IO (l)	1,051,959	25,794
Series K007 X1 1.219%, 4/25/20 IO (l)	750,260	15,648

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Series K719 X1 0.457%, 6/25/22 IO (l)	$1,567,329	$19,829
Series KC01 X1 0.714%, 12/25/22 IO (l)	1,547,418	36,130
Series KF02 A2 1.782%, 7/25/20 (l)	81,775	81,829
Series KF02 A3 1.862%, 7/25/20 (l)	199,450	199,568
Series KF04 A 1.542%, 6/25/21 (l)	138,812	138,638
Series KF08 A 1.532%, 1/25/22 (l)	163,883	164,036
Series KF09 A 1.612%, 5/25/22 (l)	185,308	185,105
Series KF10 A 1.612%, 7/25/22 (l)	173,689	173,634
Series KF34 A 1.592%, 8/25/24 (l)	74,999	74,859
Series KJ04 A1 1.376%, 10/25/20	262,063	260,126
Series KJ05 A1 1.418%, 5/25/21	271,970	269,321
Series KJ13 A1 2.055%, 9/25/21	167,533	167,770
Series KS01 X1 1.331%, 1/25/23 IO (l)	490,363	23,392
Series KS07 X 0.653%, 9/25/25 IO (l)	1,500,000	64,954
FNMA ACES,
Series 2009-M2 X 1.815%, 1/25/19 IO (l)	797,589	12,348
Series 2010-M3 A3 4.332%, 3/25/20 (l)	177,799	185,015
Series 2010-M4 X 0.885%, 6/25/20 IO (l)	2,587,539	46,825
Series 2010-M5 X 1.097%, 7/25/20 IO (l)	348,760	8,117
Series 2011-M5 X 1.259%, 7/25/21 IO (l)	1,148,911	41,005
Series 2011-M7 A2 2.578%, 9/25/18	63,550	63,718
Series 2012-M17 X2 0.503%, 11/25/22 IO (l)	2,219,963	37,057
Series 2013-M14 FA 1.588%, 8/25/18 (l)	112,477	112,534
Series 2013-M4 ASQ2 1.451%, 2/25/18	51,458	51,391
Series 2014-M12 FA 1.531%, 10/25/21 (l)	30,832	30,595
Series 2014-M6 X2 0.186%, 5/25/21 IO (l)	4,730,721	26,967
Series 2015-M4 FA 1.445%, 9/25/18 (l)	64,396	64,296
Series 2016-M13 FA 1.901%, 11/25/23 (l)	161,514	161,488
Series 2016-M2 X3 1.966%, 4/25/36 IO (l)	462,795	29,686
Series 2017-M11 FA 1.701%, 9/25/24 (l)	159,860	159,679
FREMF Mortgage Trust,
Series 2013-K713 X2A 0.100%, 4/25/46 IO§	14,310,125	25,021

FREMF Multifamily Aggregation Risk Transfer Trust,
Series 2017-KT01 A 1.558%, 2/25/20 (l)	180,000	180,436
GE Business Loan Trust,
Series 2005-1A A3 1.489%, 6/15/33 (l)§	83,670	82,007
Series 2007-1A A 1.409%, 4/16/35 (l)§	87,522	84,716
GNMA,
Series 2011-9 D 3.515%, 4/16/44 (l)	70,000	71,983
Series 2012-112 IO 0.311%, 2/16/53 IO (l)	1,113,277	26,628
Series 2014-125 IO 0.973%, 11/16/54 IO (l)	710,692	46,810
GRACE Mortgage Trust,
Series 2014-GRCE A 3.369%, 6/10/28§	35,000	36,118
GS Mortgage Securities Corp. II,
Series 2013-KING A 2.706%, 12/10/27§	33,230	33,558
GS Mortgage Securities Corp. Trust,
Series 2012-ALOH A 3.551%, 4/10/34 (b)§	35,000	36,498
Series 2012-SHOP A 2.933%, 6/5/31§	35,000	35,387
Series 2017-GPTX XCP 0.786%, 5/10/34 IO (b)(l)§	1,500,000	30,083
GS Mortgage Securities Trust,
Series 2010-C1 X 1.383%, 8/10/43 IO (b)(l)§	485,918	15,202
Series 2010-C2 A1 3.849%, 12/10/43§	69,091	70,726
Series 2012-GC6 XA 1.957%, 1/10/45 IO (l)§	768,645	51,230
Series 2013-GC13 A2 2.812%, 7/10/46	44,308	44,486
Series 2013-GC13 XA 0.172%, 7/10/46 IO (l)	4,401,797	21,097
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2007-C1 A4 5.716%, 2/15/51	27,542	27,520
Series 2010-C1 XA 1.386%, 6/15/43 IO (b)(l)§	1,225,716	29,668
Series 2010-C2 A2 3.616%, 11/15/43§	65,798	66,567
Series 2011-C3 A3 4.388%, 2/15/46§	74,554	75,368
Series 2011-C3 XA 1.021%, 2/15/46 IO (b)(l)§	341,065	7,476
Series 2012-C6 XA 1.584%, 5/15/45 IO (l)	583,822	35,076
Series 2012-C8 XA 1.810%, 10/15/45 IO (l)	613,153	39,663
Series 2012-CBX A3 3.139%, 6/15/45	94,967	95,783
Series 2012-CBX XA 1.647%, 6/15/45 IO (l)	649,817	31,076
Series 2012-HSBC A 3.093%, 7/5/32§	34,807	35,672
Series 2013-C13 XA 0.510%, 1/15/46 IO (l)	3,172,363	23,385

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 XA 0.660%, 7/15/45 IO (l)	$2,089,751	$43,708
Series 2013-C14 XA 0.765%, 8/15/46 IO (l)	2,166,502	51,471
Series 2013-C15 A2 2.977%, 11/15/45	68,235	68,732
Series 2013-C15 XA 1.256%, 11/15/45 IO (l)	868,067	38,253
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2005-2A 1A 1.488%, 9/25/30 (l)§	42,241	42,070
Merrill Lynch Mortgage Trust,
Series 2007-C1 A1A 5.814%, 6/12/50 (l)	10,088	10,167
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A2 1.863%, 2/15/46	148,281	148,241
Series 2013-C7 A4 2.918%, 2/15/46	45,000	45,751
Series 2013-C7 XA 1.479%, 2/15/46 IO (l)	891,091	47,836
Series 2014-C14 A2 2.916%, 2/15/47	158,615	160,351
Morgan Stanley Capital I Trust,
Series 2011-C1 A3 4.700%, 9/15/47§	16,885	16,985
Series 2013-WLSR A 2.695%, 1/11/32 (b)§	40,000	40,208
Series 2014-MP A 3.469%, 8/11/33§	35,000	36,147
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§	30,000	31,880
RBS Commercial Funding, Inc. Trust,
Series 2013-GSP A 3.834%, 1/13/32 (b)(l)§	35,000	36,494
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE XA 0.453%, 1/5/43 IO (b)(l)§	525,000	28,536
VNDO Mortgage Trust,
Series 2012-6AVE A 2.996%, 11/15/30§	62,000	62,938
Series 2013-PENN A 3.808%, 12/13/29§	35,000	36,403
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 AJ 5.660%, 4/15/47 (l)	42,721	43,382
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3 3.998%, 3/15/44§	158,365	160,517
Series 2013-C13 A2 1.964%, 5/15/45	50,000	50,002
Series 2014-C23 XA 0.666%, 10/15/57 IO (l)	914,880	29,134

Total Commercial Mortgage-Backed Securities		6,582,811

Corporate Bonds (23.4%)
Consumer Discretionary (1.3%)
Automobiles (0.1%)
General Motors Co.
3.500%, 10/2/18	50,000	50,717
4.875%, 10/2/23	40,000	43,614

		94,331

Diversified Consumer Services (0.0%)
Midas Intermediate Holdco II LLC
7.875%, 10/1/22§	25,000	25,250

Hotels, Restaurants & Leisure (0.2%)
1011778 BC ULC
4.250%, 5/15/24§	28,000	28,175
Churchill Downs, Inc.
5.375%, 12/15/21	35,000	36,008
GLP Capital LP
5.375%, 4/15/26	19,000	20,567
Golden Nugget, Inc.
6.750%, 10/15/24 (b)§	44,000	44,770
KFC Holding Co.
5.000%, 6/1/24§	7,000	7,377
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 5/15/25§	35,000	33,950

		170,847

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc. 4.050%, 8/22/47§	100,000	102,880

Media (0.7%)
21st Century Fox America, Inc. 8.875%, 4/26/23	80,000	102,396
Altice Financing SA 7.500%, 5/15/26§	200,000	219,380
AMC Networks, Inc. 4.750%, 8/1/25	17,000	16,980
Cable One, Inc. 5.750%, 6/15/22§	35,000	36,575
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	13,000	13,261
Charter Communications Operating LLC
6.484%, 10/23/45	90,000	103,500
DISH DBS Corp. 5.875%, 7/15/22	17,000	17,107
Sirius XM Radio, Inc. 3.875%, 8/1/22§	18,000	18,338

		527,537

Multiline Retail (0.1%)
Cumberland Farms, Inc. 6.750%, 5/1/25§	36,000	38,297

Total Consumer Discretionary		959,142

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc. 4.900%, 2/1/46	69,000	77,091
Constellation Brands, Inc. 6.000%, 5/1/22	53,000	60,268

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

DS Services of America, Inc. 10.000%, 9/1/21§	$25,000	$26,250

		163,609

Food & Staples Retailing (0.3%)
Alimentation Couche-Tard, Inc. 3.550%, 7/26/27§	45,000	45,188
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24	110,000	112,725
4.800%, 11/18/44	30,000	31,292

		189,205

Food Products (0.2%)
Chobani LLC 7.500%, 4/15/25§	15,000	16,295
Kraft Heinz Foods Co. 3.000%, 6/1/26	70,000	67,656
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	17,000	17,661
Post Holdings, Inc. 5.000%, 8/15/26§	5,000	5,025
5.750%, 3/1/27§	18,000	18,738

		125,375

Household Products (0.0%)
Central Garden & Pet Co. 6.125%, 11/15/23	20,000	21,325

Personal Products (0.1%)
First Quality Finance Co., Inc. 4.625%, 5/15/21§	24,000	24,271
5.000%, 7/1/25§	10,000	10,288
High Ridge Brands Co. 8.875%, 3/15/25§	20,000	18,500

		53,059

Total Consumer Staples		552,573

Energy (1.8%)
Energy Equipment & Services (0.0%)
Transocean Proteus Ltd. 6.250%, 12/1/24§	19,950	20,974

Oil, Gas & Consumable Fuels (1.8%)
Antero Resources Corp. 5.000%, 3/1/25	10,000	10,163
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27§	10,000	10,325
CrownRock LP 5.625%, 10/15/25 (b)§	10,000	10,125
Diamondback Energy, Inc. 5.375%, 5/31/25	10,000	10,437
Enbridge Energy Partners LP 5.875%, 10/15/25	40,000	45,797
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 1.750%, 1/10/20 (k)	100,000	100,024
(ICE LIBOR USD 3 Month + 0.70%), 2.020%, 6/15/20 (k)	50,000	50,300
Energy Transfer Equity LP 4.250%, 3/15/23	18,000	18,315

Energy Transfer LP 5.000%, 10/1/22	150,000	162,267
Gulfport Energy Corp. 6.375%, 5/15/25	5,000	5,056
Murphy Oil Corp. 5.750%, 8/15/25	100,000	103,750
Newfield Exploration Co. 5.625%, 7/1/24	17,000	18,382
Parsley Energy LLC 5.375%, 1/15/25§	7,000	7,105
5.625%, 10/15/27 (b)§	25,000	25,797
Petrobras Global Finance BV 5.999%, 1/27/28§	233,000	235,913
Plains All American Pipeline LP 3.650%, 6/1/22	40,000	40,292
QEP Resources, Inc. 5.375%, 10/1/22	3,000	2,993
5.250%, 5/1/23	12,000	11,850
Rockies Express Pipeline LLC 5.625%, 4/15/20§	18,000	19,080
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	100,000	107,611
Spectra Energy Partners LP
(ICE LIBOR USD 3 Month + 0.70%), 2.016%, 6/5/20 (k)	100,000	100,594
Texas Eastern Transmission LP 2.800%, 10/15/22§	100,000	99,606
Williams Partners LP 3.600%, 3/15/22	90,000	92,631

		1,288,413

Total Energy		1,309,387

Financials (11.9%)
Banks (8.7%)
Bank of America Corp. 6.875%, 4/25/18	105,000	107,776
5.650%, 5/1/18	275,000	280,295
7.625%, 6/1/19	175,000	189,801
3.300%, 1/11/23	400,000	409,393
3.875%, 8/1/25	300,000	314,905
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25 (k)	55,000	54,709
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	125,000	127,649
Barclays Bank plc 7.625%, 11/21/22	200,000	229,960
Barclays plc
(USD Swap Semi 5 Year + 6.71%), 8.250%, 12/15/18 (k)(y)	100,000	106,400
Citigroup, Inc. 6.125%, 11/21/17	90,000	90,225
1.800%, 2/5/18	100,000	100,013
6.125%, 5/15/18	125,000	127,876
2.500%, 9/26/18	150,000	150,823
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	125,000	126,370
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25	250,000	256,798
Discover Bank 2.000%, 2/21/18	75,000	75,080

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount		Value (Note 1)

HBOS plc 6.750%, 5/21/18§		$100,000	$102,542
HSBC Holdings plc
(EUR Swap Annual 5 Year + 5.34%), 6.000%, 9/29/23 (k)(m)(y)	EUR	200,000	275,196
JPMorgan Chase & Co. 2.550%, 10/29/20		$105,000	105,873
(ICE LIBOR USD 3 Month + 1.48%), 2.796%, 3/1/21 (k)		200,000	206,345
3.900%, 7/15/25		175,000	184,264
Series 1 (ICE LIBOR USD 3 Month + 3.47%), 7.900%, 4/30/18 (k)(y)		200,000	205,500
KBC Bank NV
(USD Swap Semi 5 Year + 7.10%), 8.000%, 1/25/23 (k)(m)		200,000	202,000
Lloyds Banking Group plc
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23 (k)(m)(y)	GBP	200,000	302,288
2.907%, 11/7/23		$200,000	200,000
Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/21		100,000	98,771
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 1.14%), 2.457%, 9/13/21 (k)		100,000	101,504
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 5.80%), 7.500%, 8/10/20 (k)(y)		100,000	107,400
Santander Holdings USA, Inc.
(ICE LIBOR USD 3 Month + 1.45%), 2.767%, 11/24/17 (k)		200,000	200,164
Santander UK Group Holdings plc 2.875%, 10/16/20		85,000	86,036
Santander UK plc 2.500%, 3/14/19		200,000	201,522
Societe Generale SA
(USD Swap Semi 5 Year + 6.24%), 7.375%, 9/13/21 (k)(y)§		100,000	110,160
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.13%), 2.446%, 8/19/19 (k)§		200,000	202,410
Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 1.00%), 2.350%, 4/7/21 (k)		100,000	101,718
Wells Fargo & Co. 2.600%, 7/22/20		100,000	101,004
3.000%, 4/22/26		85,000	83,215
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)		280,000	282,649

			6,208,634

Capital Markets (2.2%)
Blackstone CQP Holdco LP 6.500%, 3/20/21§		50,000	50,400

Deutsche Bank AG 4.250%, 10/14/21		200,000	209,258
Goldman Sachs Group, Inc. (The) 6.150%, 4/1/18		115,000	117,079
(ICE LIBOR USD 3 Month + 1.10%), 2.415%, 11/15/18 (k)		100,000	100,864
3.850%, 7/8/24		245,000	255,309
3.500%, 1/23/25		100,000	101,667
Morgan Stanley 5.625%, 9/23/19		200,000	212,706
(ICE LIBOR USD 3 Month + 0.93%), 2.293%, 7/22/22 (k)		100,000	100,490
Series 3NC2 (ICE LIBOR USD 3 Month + 0.80%), 2.109%, 2/14/20 (k)		125,000	125,477
Series F 3.875%, 4/29/24		100,000	104,992
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 1.637%, 12/7/18 (k)§		200,000	200,253

			1,578,495

Consumer Finance (0.9%)
American Express Co. 7.000%, 3/19/18		150,000	153,041
Ford Motor Credit Co. LLC 2.145%, 1/9/18		100,000	100,080
3.157%, 8/4/20		200,000	203,944
Navient Corp. 5.875%, 3/25/21		100,000	105,250
OneMain Financial Holdings LLC 6.750%, 12/15/19§		100,000	103,750

			666,065

Diversified Financial Services (0.1%)
Shell International Finance BV 3.250%, 5/11/25		50,000	51,334

Total Financials			8,504,528

Health Care (2.2%)
Biotechnology (0.5%)
AbbVie, Inc. 3.600%, 5/14/25		100,000	102,814
4.700%, 5/14/45		35,000	37,984
Amgen, Inc. 4.663%, 6/15/51		100,000	108,144
Celgene Corp. 5.000%, 8/15/45		50,000	55,057
Gilead Sciences, Inc. 4.500%, 2/1/45		50,000	54,104

			358,103

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp. 3.850%, 5/15/25		100,000	103,758
Hill-Rom Holdings, Inc. 5.750%, 9/1/23§		20,000	21,100
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25		100,000	101,912

			226,770

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount	Value (Note 1)

Health Care Providers & Services (1.1%)
Aetna, Inc. 1.500%, 11/15/17	$150,000	$149,985
Anthem, Inc. 1.875%, 1/15/18	100,000	100,080
Cardinal Health, Inc. 2.616%, 6/15/22	50,000	49,546
Centene Corp. 4.750%, 1/15/25	35,000	36,050
Cigna Corp. 3.050%, 10/15/27	55,000	53,463
DaVita, Inc. 5.125%, 7/15/24	25,000	25,193
5.000%, 5/1/25	10,000	9,878
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19§	100,000	105,682
HCA, Inc. 4.750%, 5/1/23	84,000	87,931
Molina Healthcare, Inc. 5.375%, 11/15/22	18,000	18,693
4.875%, 6/15/25§	18,000	17,865
SP Finco LLC 6.750%, 7/1/25§	11,000	9,962
Tenet Healthcare Corp. 4.500%, 4/1/21	28,000	28,350
UnitedHealth Group, Inc. 6.000%, 2/15/18	100,000	101,216
WellCare Health Plans, Inc. 5.250%, 4/1/25	13,000	13,723

		807,617

Health Care Technology (0.1%)
Quintiles IMS, Inc. 4.875%, 5/15/23§	25,000	26,062

Pharmaceuticals (0.2%)
Allergan Funding SCS 3.800%, 3/15/25	70,000	71,743
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23§	40,000	33,552
6.125%, 4/15/25§	58,000	48,720

		154,015

Total Health Care		1,572,567

Industrials (0.7%)
Aerospace & Defense (0.2%)
United Technologies Corp. 1.778%, 5/4/18 (e)	125,000	124,982

Building Products (0.1%)
Standard Industries, Inc. 5.125%, 2/15/21§	35,000	36,138

Commercial Services & Supplies (0.2%)
Brink’s Co. (The) 4.625%, 10/15/27 (b)§	15,000	14,927
Clean Harbors, Inc. 5.125%, 6/1/21	28,000	28,455
KAR Auction Services, Inc. 5.125%, 6/1/25§	10,000	10,325
Waste Management, Inc. 6.100%, 3/15/18	75,000	76,200

		129,907

Professional Services (0.0%)
IHS Markit Ltd. 5.000%, 11/1/22§	15,000	16,083

Trading Companies & Distributors (0.2%)
International Lease Finance Corp. 7.125%, 9/1/18§	150,000	156,135

Total Industrials		463,245

Information Technology (0.5%)
Internet Software & Services (0.0%)
GTT Communications, Inc. 7.875%, 12/31/24§	9,000	9,597
Zayo Group LLC 5.750%, 1/15/27§	9,000	9,495

		19,092

IT Services (0.0%)
First Data Corp. 5.000%, 1/15/24§	22,000	22,880

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom Corp. 3.000%, 1/15/22§	100,000	101,148

Software (0.2%)
CDK Global, Inc. 4.875%, 6/1/27§	8,000	8,335
Change Healthcare Holdings LLC 5.750%, 3/1/25§	33,000	33,742
Microsoft Corp. 4.450%, 11/3/45	70,000	79,875

		121,952

Technology Hardware, Storage & Peripherals (0.1%)
EMC Corp. 2.650%, 6/1/20	100,000	99,000

Total Information Technology		364,072

Materials (0.4%)
Chemicals (0.1%)
Valvoline, Inc. 5.500%, 7/15/24§	30,000	31,875

Containers & Packaging (0.3%)
Amcor Finance USA, Inc. 3.625%, 4/28/26§	100,000	99,155
Crown Americas LLC 4.250%, 9/30/26	28,000	27,966
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	52,000	52,910
(ICE LIBOR USD 3 Month + 3.50%), 4.859%, 7/15/21 (b)(k)§	18,000	18,293
Sealed Air Corp. 5.250%, 4/1/23§	35,000	37,537

		235,861

Total Materials		267,736

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Boston Properties LP (REIT) 2.750%, 10/1/26	55,000	52,073

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount		Value (Note 1)

Crown Castle International Corp. (REIT)
3.200%, 9/1/24		$55,000	$54,563
HCP, Inc. (REIT) 3.875%, 8/15/24		75,000	77,070
MGM Growth Properties Operating Partnership LP (REIT)
5.625%, 5/1/24		17,000	18,339
SBA Communications Corp. (REIT) 4.000%, 10/1/22§		35,000	35,525
Ventas Realty LP (REIT) 4.125%, 1/15/26		125,000	130,320
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19		35,000	35,278
WEA Finance LLC (REIT) 2.700%, 9/17/19§		200,000	201,646
Welltower, Inc. (REIT) 3.750%, 3/15/23		150,000	155,994

Total Real Estate			760,808

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc. 3.400%, 5/15/25		70,000	69,169
4.900%, 8/14/37		35,000	34,923
4.350%, 6/15/45		75,000	66,511
5.450%, 3/1/47		55,000	57,446
CCO Holdings LLC 5.125%, 5/1/27§		35,000	35,350
5.000%, 2/1/28 (b)§		25,000	24,812
Intelsat Jackson Holdings SA 5.500%, 8/1/23		60,000	51,150
Level 3 Financing, Inc. 5.625%, 2/1/23		25,000	25,812
5.125%, 5/1/23		10,000	10,213
Qualitytech LP 4.750%, 11/15/25 (b)§		18,000	18,333
Qwest Corp. 6.750%, 12/1/21		22,000	24,365
Sprint Capital Corp. 6.900%, 5/1/19		200,000	210,260
Verizon Communications, Inc. 3.376%, 2/15/25§		199,000	200,210
4.862%, 8/21/46		125,000	125,761

			954,315

Wireless Telecommunication Services (0.1%)
Sprint Communications, Inc. 9.000%, 11/15/18§		65,000	68,900
T-Mobile USA, Inc. 4.000%, 4/15/22		8,000	8,290
6.836%, 4/28/23		15,000	15,844

			93,034

Total Telecommunication Services			1,047,349

Utilities (1.2%)
Electric Utilities (0.7%)
Jersey Central Power & Light Co. 6.400%, 5/15/36		100,000	123,077

Kansas City Power & Light Co. 3.150%, 3/15/23		135,000	137,951
NextEra Energy Operating Partners LP
4.250%, 9/15/24§		20,000	20,176
Northern States Power Co. 4.125%, 5/15/44		100,000	107,309
Public Service Co. of New Mexico
3.850%, 8/1/25		100,000	103,368

			491,881

Gas Utilities (0.3%)
Perusahaan Gas Negara Persero Tbk. PT
5.125%, 5/16/24§		200,000	217,250

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co. 5.150%, 11/15/43		100,000	119,474
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 1.809%, 3/15/21 (k)		50,000	50,100

			169,574

Total Utilities			878,705

Total Corporate Bonds			16,680,112

Foreign Government Securities (1.5%)
Autonomous Community of Catalonia
4.900%, 9/15/21	EUR	100,000	121,787
Federative Republic of Brazil 2.625%, 1/5/23		$200,000	193,500
Republic of Argentina 26.250%, 6/21/20	ARS	2,400,000	145,681
Republic of Chile 2.250%, 10/30/22		$215,000	213,065
Republic of Croatia 6.625%, 7/14/20 (m)		100,000	109,375
Republic of Peru 6.150%, 8/12/32 (m)	PEN	200,000	63,832
Saudi Government Bond 3.250%, 10/26/26 (m)		$200,000	196,750

Total Foreign Government Securities			1,043,990

Loan Participations (0.4%)
Consumer Discretionary (0.1%)
Media (0.1%)
Charter Communications Operating LLC
(USD 1 Month LIBOR + 2.25%), 3.500%, 1/15/24 (k)		98,500	99,143

Total Consumer Discretionary			99,143

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleo Global Trading BV (USD 6 Month LIBOR + 2.14%), 3.597%, 2/19/20 (k)		100,000	98,000

Total Energy			98,000

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Principal Amount		Value (Note 1)

Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Energy Future Intermediate Holding Co. LLC
(USD 1 Month LIBOR + 3.00%), 4.242, 6/30/18 (k)		$100,000	$100,531

Total Information Technology			100,531

Total Loan Participations			297,674

Mortgage-Backed Securities (2.9%)
FNMA 2.800%, 3/1/18		159,394	159,248
4.550%, 10/1/19		75,073	78,138
4.910%, 10/1/19		61,896	64,690
4.730%, 2/1/20		78,427	81,398
3.416%, 10/1/20		157,085	162,348
3.915%, 10/1/20		102,693	107,493
3.310%, 11/1/20		85,000	87,711
3.762%, 12/1/20		68,367	71,366
2.761%, 4/1/21		68,473	69,708
4.381%, 6/1/21		157,760	168,644
4.500%, 8/1/21		80,000	86,104
3.300%, 12/1/21		173,010	179,269
2.900%, 6/1/22		71,871	73,527
2.210%, 9/1/26		220,000	210,582
3.110%, 2/1/28		115,000	116,298
3.259%, 2/1/28		45,000	46,189
3.200%, 3/1/31		222,141	225,787
3.480%, 11/1/35		55,000	56,684

Total Mortgage-Backed Securities			2,045,184

Municipal Bonds (0.8%)
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Subseries G3
5.267%, 5/1/27		115,000	135,092
City of New York, General Obligation Bonds, Series D
5.985%, 12/1/36		100,000	128,557
Commonwealth of Puerto Rico, General Obligation Bonds
5.000%, 7/1/41 (h)		50,000	14,625
State of California, High Speed Passenger Train, General Obligation Bonds, Series B
2.193%, 4/1/47		150,000	150,748
Texas Public Finance Authority, Windstorm Insurance Association Premium, Revenue Bonds
8.250%, 7/1/24		100,000	104,048
Tobacco Settlement Finance Authority
(Zero Coupon), 6/1/47		300,000	15,861

Total Municipal Bonds			548,931

U.S. Treasury Obligations (14.4%)
U.S. Treasury Inflation Linked Notes 0.125%, 7/15/24 TIPS		1,034,000	1,021,571
U.S. Treasury Notes 1.875%, 9/30/22		415,000	412,309
1.875%, 10/31/22		3,500,000	3,474,981
1.375%, 8/31/23		500,000	479,590
2.250%, 12/31/23		450,000	452,496
2.250%, 1/31/24		150,000	150,732
2.000%, 4/30/24		400,000	395,422
2.500%, 5/15/24		100,000	101,871

2.000%, 5/31/24		2,600,000	2,568,820
2.125%, 7/31/24		400,000	397,891
2.375%, 8/15/24		500,000	505,039
2.375%, 5/15/27		300,000	300,164

Total U.S. Treasury Obligations			10,260,886

Total Long-Term Debt Securities (87.2%) (Cost $60,459,894)			62,145,385

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.5%)
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.75%), 2.07%, 12/6/17 (k)		200,000	200,126
1.94%, 9/4/18		150,000	150,220

Total Certificates of Deposit			350,346

Foreign Government Treasury Bills (3.2%)
Argentina Treasury Bills 4.28%, 1/26/18 (p)		100,000	98,990
3.30%, 5/24/18 (p)		100,000	98,180
Japanese Treasury Bills
(0.07)%, 11/6/17 (p)	JPY	40,000,000	351,791
(0.12)%, 1/10/18 (p)		120,000,000	1,055,612
(0.12)%, 1/29/18 (p)		75,000,000	659,804

Total Foreign Government Treasury Bills			2,264,377

U.S. Government Agency Securities (2.4%)
FHLB 0.92%, 11/13/17 (o)(p)		$700,000	699,767
1.01%, 12/13/17 (o)(p)		1,000,000	998,791

Total U.S. Government Agency Securities			1,698,558

U.S. Treasury Obligations (5.6%)
U.S. Treasury Bills 0.97%, 11/30/17 (p)		2,300,000	2,298,147
1.05%, 1/11/18 (p)		495,000	493,965
1.08%, 1/25/18 (p)		300,000	299,228
1.11%, 2/1/18 (p)		900,000	897,419
1.16%, 3/1/18#(p)		40,000	39,845

Total U.S. Treasury Obligations			4,028,604

Total Short-Term Investments (11.7%) (Cost $8,373,378)			8,341,885

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

	Number of Contracts	Value (Note 1)

OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
30 years, December 2018 @ 3.05% v. 3 Month LIBOR Exercise Price: USD 3.05 Notional Amount: USD 1,150,000 Counterparty : Bank of America*	1,150,000	$30,063

Total Options Purchased (0.1%) (Cost $55,932)		30,063

Total Investments in Securities (99.0%) (Cost $68,889,204)		70,517,333
Other Assets Less Liabilities (1.0%)		748,288

Net Assets (100%)		$71,265,621

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2017, the market value of these securities amounted to $11,352,723 or 15.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $39,845.
(b)	Rule 144A Illiquid Security. At October 31, 2017, the market value of these securities amounted to $1,394,028 or 2.0% of net assets.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of October 31, 2017. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2017.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At October 31, 2017, the market value of these securities amounted to $1,330,867 or 1.9% of net assets.
(o)	Discount Note Security. Effective rate calculated as of October 31, 2017.
(p)	Yield to maturity.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 31, 2017.

Glossary:
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
COP	—	Colombia Peso
EGP	—	Egyptian Pound
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PEN	—	Peru Nuevo Sol
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
TIIE	—	Interbank Equilibrium Interest Rate
TIPS	—	Treasury Inflation Protected Security
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar

Futures contracts outstanding as of October 31, 2017 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	4	12/2017	EUR	758,317	6,179
U.S. Treasury 10 Year Note	5	12/2017	USD	624,688	(12,818)
U.S. Treasury 5 Year Note	33	12/2017	USD	3,867,187	(27,595)

					(34,234)

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Bobl	(2)	12/2017	EUR	(307,008)	(303)
Euro-OAT	(5)	12/2017	EUR	(917,086)	(9,262)
U.S. Treasury 10 Year Note	(12)	12/2017	USD	(1,499,250)	21,725
U.S. Treasury Long Bond	(1)	12/2017	USD	(152,469)	2,788
U.S. Treasury Ultra Bond	(3)	12/2017	USD	(494,344)	12,462
3 Month Eurodollar	(16)	6/2019	USD	(3,918,599)	4,566

					31,976

					(2,258)

Forward foreign currency contracts outstanding as of October 31, 2017 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	108,655	COP	327,596,000	Credit Suisse**	11/1/2017	966
EUR	647,000	USD	751,216	Bank of America	11/2/2017	2,442
USD	174,173	AUD	223,000	JPMorgan Chase Bank	11/2/2017	3,500
USD	190,269	CAD	238,000	JPMorgan Chase Bank	11/2/2017	5,787
USD	759,714	EUR	647,000	Bank of America	11/2/2017	6,056
USD	303,601	GBP	228,000	Credit Suisse	11/2/2017	783
BRL	892,562	USD	272,380	Deutsche Bank AG**	11/3/2017	419
USD	274,255	BRL	892,562	Deutsche Bank AG**	11/3/2017	1,456
USD	362,795	JPY	40,000,000	JPMorgan Chase Bank	11/6/2017	10,952
USD	272,850	SGD	369,766	Deutsche Bank AG	12/4/2017	1,514
USD	1,069,872	JPY	120,000,000	Goldman Sachs International	1/10/2018	10,569
USD	670,151	JPY	75,000,000	Goldman Sachs International	1/29/2018	7,454
EGP	3,722,000	USD	200,000	Bank of America**	4/26/2018	642
EGP	1,470,190	USD	79,000	JPMorgan Chase Bank**	4/30/2018	162

Total unrealized appreciation						52,702

COP	327,596,000	USD	108,125	Bank of America**	11/1/2017	(435)
BRL	892,562	USD	283,551	JPMorgan Chase Bank**	11/3/2017	(10,751)
USD	272,380	BRL	892,562	JPMorgan Chase Bank**	11/3/2017	(419)
TRY	643,000	USD	176,610	Bank of America	11/15/2017	(7,755)
BRL	892,562	USD	273,194	Deutsche Bank AG**	12/4/2017	(1,523)
USD	752,472	EUR	647,000	Bank of America	12/4/2017	(2,534)
USD	264,467	KRW	300,444,720	JPMorgan Chase Bank**	12/4/2017	(3,744)
USD	262,844	TWD	7,928,680	Credit Suisse**	12/4/2017	(440)
ARS	420,240	USD	23,208	JPMorgan Chase Bank**	12/13/2017	(3)
MXN	443,607	USD	23,000	Bank of America	12/15/2017	(38)
MXN	4,590,826	USD	238,000	JPMorgan Chase Bank	12/15/2017	(369)
RUB	10,492,510	USD	179,191	Credit Suisse**	1/19/2018	(2,152)
COP	327,596,000	USD	107,673	Credit Suisse**	1/31/2018	(881)
ARS	3,210,880	USD	173,000	Bank of America**	2/14/2018	(2,331)
USD	100,000	EGP	1,861,000	Bank of America**	4/26/2018	(321)

Total unrealized depreciation						(33,696)

Net unrealized appreciation						19,006

**	Non-deliverable forward.

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Written Call Options Contracts as of October 31, 2017 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange MXN/USD	Bank of America	200,000	USD	(200,000)	USD	19.75	11/29/2017	(1,067)
Foreign Exchange RUB/USD	Deutsche Bank AG	200,000	USD	(200,000)	USD	59.50	11/29/2017	(1,248)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD	(600,000)	USD	126.50	11/24/2017	(375)

								(2,690)

Written Put Options Contracts as of October 31, 2017 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
5 years, December 2018 @ 2.70% v. 3 Month LIBOR	Bank of America	5,800,000	USD	(5,800,000)	USD	2.70	12/14/2023	(34,909)
Euro-Bund	Exchange Traded	2	EUR	(200,000)	EUR	159.00	11/24/2017	(70)
U.S. Treasury 10 Year Note	Exchange Traded	9	USD	(900,000)	USD	122.50	12/22/2017	(1,266)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD	(600,000)	USD	124.00	11/24/2017	(1,031)

								(37,276)

Total Written Options Contracts (Premiums Received ($69,895))								(39,966)

OTC Credit default swap contracts outstanding — sell protection as of October 31, 2017 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Colombia	1.00	Quarterly	Bank of America	6/20/2022	0.98	USD	200,000	(2,822)	3,239	417
United Mexican States	1.00	Quarterly	Bank of America	12/20/2021	0.81	USD	100,000	(3,183)	4,037	854

								(6,005)	7,276	1,271

Federative Republic of Brazil	1.00	Quarterly	Bank of America	6/20/2022	1.53	USD	100,000	(5,878)	3,705	(2,173)

								(5,878)	3,705	(2,173)

								(11,883)	10,981	(902)

Centrally Cleared Credit default swap contracts outstanding — buy protection as of October 31, 2017 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield Index	5.00	Quarterly	12/20/2022	3.11	USD	100,000	(8,088)	(874)	(8,962)
iTraxx Europe	1.00	Quarterly	12/20/2022	0.50	EUR	350,000	(9,001)	(1,861)	(10,862)
iTraxx Europe Senior Financials	1.00	Quarterly	6/20/2022	0.40	EUR	300,000	(1,613)	(8,570)	(10,183)

							(18,702)	(11,305)	(30,007)

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Centrally Cleared Credit default swap contracts outstanding — sell protection as of October 31, 2017 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Airbus Group SE	1.00	Quarterly	12/20/2017	0.06	EUR	50,000	44	100	144

							44	100	144

Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2017 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 Month LIBOR quarterly	2.00% semi-annually	Pay	12/16/2020	USD	1,400,000	9,851	925	10,776
3 Month LIBOR quarterly	2.25% semi-annually	Receive	9/14/2046	USD	120,000	11,124	(2,635)	8,489
3 Month LIBOR quarterly	1.75% semi-annually	Receive	12/21/2023	USD	2,600,000	59,291	(11,121)	48,170
3 Month LIBOR quarterly	1.50% semi-annually	Receive	6/21/2027	USD	1,200,000	95,227	(12,509)	82,718
3 Month LIBOR quarterly	1.75% semi-annually	Receive	12/21/2026	USD	2,300,000	114,677	(18,012)	96,665
6 Month EURIBOR semi-annually	0.50% annually	Pay	3/21/2023	EUR	1,600,000	20,840	(1,154)	19,686
6 Month EURIBOR semi-annually	1.50% annually	Receive	3/21/2048	EUR	300,000	(3,213)	9,299	6,086
6 Month LIBOR semi-annually	1.00% semi-annually	Receive	3/21/2023	GBP	1,400,000	15,719	8	15,727

						323,516	(35,199)	288,317

3 Month LIBOR quarterly	1.25% semi-annually	Receive	6/15/2018	USD	5,700,000	(2,790)	(4,312)	(7,102)
3 Month LIBOR quarterly	1.75% semi-annually	Receive	12/16/2018	USD	7,000,000	(36,185)	(4,955)	(41,140)
3 Month LIBOR quarterly	2.30% semi-annually	Receive	12/3/2025	USD	700,000	(2,008)	(5,081)	(7,089)
4 Week TIIE monthly	7.35% monthly	Pay	9/30/2027	MXN	4,800,000	(2,726)	849	(1,877)
6 Month LIBOR semi-annually	2.00% semi-annually	Receive	3/18/2022	GBP	200,000	(12,539)	1,269	(11,270)
6 Month LIBOR semi-annually	0.30% semi-annually	Receive	3/18/2026	JPY	90,000,000	333	(5,601)	(5,268)

						(55,915)	(17,831)	(73,746)

						267,601	(53,030)	214,571

1	Value of floating rate index at October 31, 2017 was as follows:

Floating Rate Index	Value
3 Month LIBOR USD	1.38%
6 Month EURIBOR EUR	(0.27)%
6 Month LIBOR GBP	0.56%
6 Month LIBOR JPY	(0.00)%
4 Week TIIE	7.00%

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$16,976,782	$—	$16,976,782
Centrally Cleared Credit Default Swaps	—	100	—	100
Centrally Cleared Interest Rate Swaps	—	12,350	—	12,350
Collateralized Mortgage Obligations	—	7,709,015	—	7,709,015
Commercial Mortgage-Backed Securities	—	6,582,811	—	6,582,811
Corporate Bonds
Consumer Discretionary	—	959,142	—	959,142
Consumer Staples	—	552,573	—	552,573
Energy	—	1,309,387	—	1,309,387
Financials	—	8,504,528	—	8,504,528
Health Care	—	1,572,567	—	1,572,567
Industrials	—	463,245	—	463,245
Information Technology	—	364,072	—	364,072
Materials	—	267,736	—	267,736
Real Estate	—	760,808	—	760,808
Telecommunication Services	—	1,047,349	—	1,047,349
Utilities	—	878,705	—	878,705
Credit Default Swaps	—	10,981	—	10,981
Foreign Government Securities	—	1,043,990	—	1,043,990
Forward Currency Contracts	—	52,702	—	52,702
Futures	47,720	—	—	47,720
Loan Participations
Consumer Discretionary	—	99,143	—	99,143
Energy	—	98,000	—	98,000
Information Technology	—	100,531	—	100,531
Mortgage-Backed Securities	—	2,045,184	—	2,045,184
Municipal Bonds	—	548,931	—	548,931
Options Purchased			—
Call Options Purchased	—	30,063	—	30,063
Short-Term Investments
Certificates of Deposit	—	350,346	—	350,346
Foreign Government Treasury Bills	—	2,264,377	—	2,264,377
U.S. Government Agency Securities	—	1,698,558	—	1,698,558
U.S. Treasury Obligations	—	4,028,604	—	4,028,604
U.S. Treasury Obligations	—	10,260,886	—	10,260,886

Total Assets	$47,720	$70,593,466	$—	$70,641,186

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(11,305)	$—	$(11,305)
Centrally Cleared Interest Rate Swaps	—	(65,380)	—	(65,380)
Forward Currency Contracts	—	(33,696)	—	(33,696)
Futures	(49,978)	—	—	(49,978)
Options Written
Call Options Written	(375)	(2,315)	—	(2,690)
Put Options Written	(2,367)	(34,909)	—	(37,276)

Total Liabilities	$(52,720)	$(147,605)	$—	$(200,325)

Total	$(5,000)	$70,445,861	$—	$70,440,861

(a) A security with a market value of $124,640 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the year ended October 31, 2017.

Fair Values of Derivative Instruments as of October 31, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument*^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$90,133
Foreign exchange contracts	Receivables	52,702
Credit contracts	Receivables	11,081

Total		$153,916

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(153,009)
Foreign exchange contracts	Payables	(36,011)
Credit contracts	Payables	(11,305)

Total		$(200,325)

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$42,249	$(22,097)	$—	$726,292	$746,444
Foreign exchange contracts	2,764	—	371,424	—	374,188
Credit contracts	—	—	—	2,963	2,963
Commodity contracts	(187)	—	—	—	(187)

Total	$44,826	$(22,097)	$371,424	$729,255	$1,123,408

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$934	$(38,941)	$—	$(99,476)	$(137,483)
Foreign exchange contracts	(387)	—	(106,826)	—	(107,213)
Credit contracts	—	—	—	(3,002)	(3,002)

Total	$547	$(38,941)	$(106,826)	$(102,478)	$(247,698)

* Includes cumulative appreciation / depreciation of futures contracts and centrally cleared swaps as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

^ The Fund held options, forward foreign currency, futures and swap contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Fund held forward foreign currency contracts with an average settlement value of approximately $8,525,000, options with an average notional balance of approximately $109,000, swaps with an average notional balance of approximately $26,536,000 and futures contracts with an average notional balance of approximately $15,813,000 during the year ended October 31, 2017.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of October 31, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$50,184	$(49,390)	$—	$794
Credit Suisse	1,749	(1,749)	—	—
Deutsche Bank AG	3,389	(2,771)	—	618
Goldman Sachs International	18,023	—	—	18,023
JPMorgan Chase Bank	20,401	(15,286)	—	5,115

Total	$93,746	$(69,196)	$—	$24,550

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$49,390	$(49,390)	$—	$—
Credit Suisse	3,473	(1,749)	—	1,724
Deutsche Bank AG	2,771	(2,771)	—	—
JPMorgan Chase Bank	15,286	(15,286)	—	—

Total	$70,920	$(69,196)	$—	$1,724

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Pertaining to Sale-Buyback transactions, the average amount of borrowings while outstanding for 56 days during the year ended October 31, 2017, was approximately $1,710,000 at a weighted average interest rate of 0.73%.

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Investment security transactions for the year ended October 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,693,473
Long-term U.S. government debt securities	9,387,449

$75,080,922

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,881,051
Long-term U.S. government debt securities	9,398,803

$77,279,854

As of October 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,189,633
Aggregate gross unrealized depreciation	(590,538)

Net unrealized appreciation	$1,599,095

Federal income tax cost of investments in securities and derivative instruments, if applicable	$69,078,826

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

ASSETS
Investments in Securities, at value (Cost $68,889,204)	$70,517,333
Cash	478,463
Foreign cash (Cost $48,715)	47,783
Cash held as collateral at broker for swaps	312,000
Cash held as collateral at broker for futures	52,000
Receivable for forward commitments	2,156,371
Dividends, interest and other receivables	308,220
Receivable for securities sold	217,483
Unrealized appreciation on forward foreign currency contracts	52,702
Due from broker for futures variation margin	31,352
Due from Custodian	25,284
Prepaid registration and filing fees	18,834
Variation Margin on Centrally Cleared Swaps	14,186
Market value on OTC swap contracts (Premiums received $6,005)	1,271
Other assets	867

Total assets	74,234,149

LIABILITIES
Payable for forward commitments	2,157,441
Payable for securities purchased	459,757
Dividends and distributions payable	142,035
Options written, at value (Premiums received $69,895)	39,966
Unrealized depreciation on forward foreign currency contracts	33,696
Investment advisory fees payable	19,514
Administrative fees payable	9,085
Transfer agent fees payable	2,892
Market value on OTC swap contracts (Premiums received $5,878)	2,173
Distribution fees payable – Class R	43
Distribution fees payable – Class A	24
Payable for Fund shares redeemed	10
Accrued expenses	101,892

Total liabilities	2,968,528

NET ASSETS	$71,265,621

Net assets were comprised of:
Paid in capital	$69,191,529
Accumulated undistributed net investment income (loss)	1,108,187
Accumulated undistributed net realized gain (loss)	(654,461)
Net unrealized appreciation (depreciation)	1,620,366

Net assets	$71,265,621

Class A
Net asset value and redemption price per share, $111,367 / 11,004 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.12
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price per share	$10.60

Class I
Net asset value and redemption price per share, $71,053,033 / 7,014,698 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.13

Class R
Net asset value and redemption price per share, $101,221 / 10,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.11

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

INVESTMENT INCOME
Interest	$2,273,681
Dividends	321

Total income	2,274,002

EXPENSES
Investment advisory fees	562,353
Professional fees	180,958
Administrative fees	105,442
Printing and mailing expenses	51,753
Registration and filing fees	42,201
Transfer agent fees	29,945
Custodian fees	23,200
Trustees’ fees	8,701
Distribution fees – Class R	500
Distribution fees – Class A	275
Miscellaneous	54,809

Gross expenses	1,060,137
Less: Waiver from investment adviser	(321,778)

Net expenses	738,359

NET INVESTMENT INCOME (LOSS)	1,535,643

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(44,910)
Futures contracts	(22,097)
Forward foreign currency contracts	371,424
Foreign currency transactions	27,219
Swaps	729,255
Options written	63,606
Securities sold short	7,848

Net realized gain (loss)	1,132,345

Change in unrealized appreciation (depreciation) on:
Investments in securities	716,620
Futures contracts	(38,941)
Forward foreign currency contracts	(106,826)
Foreign currency translations	(9,580)
Swaps	(102,478)
Options written	(1,937)
Securities sold short	(2,273)

Net change in unrealized appreciation (depreciation)	454,585

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,586,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,122,573

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,535,643	$1,318,044
Net realized gain (loss)	1,132,345	(781,949)
Net change in unrealized appreciation (depreciation)	454,585	1,920,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,122,573	2,456,909

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(2,049)	(1,093)
Class I	(1,461,459)	(774,527)
Class R	(1,658)	(929)

	(1,465,166)	(776,549)

Return of capital
Class A	—	(1,669)
Class I	—	(1,182,210)
Class R	—	(1,417)

	—	(1,185,296)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,465,166)	(1,961,845)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 966 shares, respectively ]	—	9,460
Capital shares issued in reinvestment of dividends [ 18 and 20 shares, respectively ]	185	194

Total Class A transactions	185	9,654

Class I
Capital shares sold [ 24,214 and 25,890 shares, respectively ]	241,700	253,672
Capital shares issued in reinvestment of dividends [ 542 and 453 shares, respectively ]	5,431	4,449
Capital shares repurchased [ (16,969) and (280) shares, respectively ]	(167,959)	(2,750)

Total Class I transactions	79,172	255,371

Class R
Capital shares sold [ 0 and 10 shares, respectively ]	—	100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

Total Class R transactions	2	100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	79,359	265,125

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,736,766	760,189
NET ASSETS:
Beginning of year	69,528,855	68,768,666

End of year (a)	$71,265,621	$69,528,855

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,108,187	$(189,400)

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class A	2017	2016
Net asset value, beginning of period	$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.16	0.01
Net realized and unrealized gain (loss)	0.23	0.17	(0.16)

Total from investment operations	0.42	0.33	(0.15)

Less distributions:
Dividends from net investment income	(0.19)	(0.10)	(0.03)
Return of capital	—	(0.16)	—

Total dividends and distributions	(0.19)	(0.26)	(0.03)

Net asset value, end of period	$10.12	$9.89	$9.82

Total return (b)	4.25%	3.39%	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111	$109	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30%	1.40%	1.40%
Before waivers (a)(f)	1.76%	1.84%	1.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.93%	1.68%	0.37	%(l)
Before waivers (a)(f)	1.48%	1.24%	0.15	%(l)
Portfolio turnover rate (z)^	117%	152%	77%

	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class I	2017	2016
Net asset value, beginning of period	$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.19	0.02
Net realized and unrealized gain (loss)	0.23	0.16	(0.17)

Total from investment operations	0.45	0.35	(0.15)

Less distributions:
Dividends from net investment income	(0.21)	(0.11)	(0.03)
Return of capital	—	(0.17)	—

Total dividends and distributions	(0.21)	(0.28)	(0.03)

Net asset value, end of period	$10.13	$9.89	$9.82

Total return (b)	4.58%	3.63%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$71,053	$69,321	$68,572
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.15%	1.15%
Before waivers (a)(f)	1.51%	1.58%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.18%	1.92%	0.68	%(l)
Before waivers (a)(f)	1.73%	1.49%	0.47	%(l)
Portfolio turnover rate (z)^	117%	152%	77%

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,		July 6, 2015* to October 31, 2015
Class R	2017	2016
Net asset value, beginning of period	$9.88	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.14	—	#
Net realized and unrealized gain (loss)	0.23	0.15	(0.16)

Total from investment operations	0.40	0.29	(0.16)

Less distributions:
Dividends from net investment income	(0.17)	(0.09)	(0.02)
Return of capital	—	(0.14)	—

Total dividends and distributions	(0.17)	(0.23)	(0.02)

Net asset value, end of period	$10.11	$9.88	$9.82

Total return (b)	4.04%	3.05%	(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101	$99	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	1.55%	1.65%	1.65%
Before waivers (a)(f)	2.01%	2.08%	1.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.68%	1.42%	0.12	%(l)
Before waivers (a)(f)	1.23%	0.99%	(0.11	)%(l)
Portfolio turnover rate (z)^	117%	152%	77%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eighteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). The investment adviser to each Fund is AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers® (“1290 Asset Managers” or “FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

The total amount of seed capital at the Funds’ commencement of operations for the periods ended October 31, 2017 and 2016 is listed below:

Funds:	Commencement Date	Class	Seed Capital
1290 Low Volatility Global Equity	2/27/17	Class I	$2,500,000
1290 Retirement 2020	2/27/17	Class I	2,500,000
1290 Retirement 2025	2/27/17	Class I	2,500,000
1290 Retirement 2030	2/27/17	Class I	2,500,000
1290 Retirement 2035	2/27/17	Class I	2,500,000
1290 Retirement 2040	2/27/17	Class I	2,500,000
1290 Retirement 2045	2/27/17	Class I	2,500,000
1290 Retirement 2050	2/27/17	Class I	2,500,000
1290 Retirement 2055	2/27/17	Class I	2,500,000
1290 Retirement 2060	2/27/17	Class I	2,500,000
1290 DoubleLine Dynamic Allocation	3/7/16	Class A	100,000
1290 DoubleLine Dynamic Allocation	3/7/16	Class I	49,800,000
1290 DoubleLine Dynamic Allocation	3/7/16	Class R	100,000
1290 Global Talents	4/11/16	Class A	100,000
1290 Global Talents	4/11/16	Class I	19,800,000
1290 Global Talents	4/11/16	Class R	100,000

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and the 1290 Retirement 2060 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as 1290 Multi-Alternative Strategies Fund and 1290 Low Volatility Global Equity Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of each of the eighteen Funds. Class C shares of each Fund (except 1290 Low Volatility Global Equity Fund and each 1290 Retirement Fund) were redesignated as Class T shares on March 1, 2017. Class T shares currently are not offered for sale. Additionally, 1290 Low Volatility Global Equity Fund and each 1290 Retirement Fund currently only offer Class I shares for sale.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Convertible Securities Fund, 1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund, and up to 5.50% for 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 Low Volatility Global Equity, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

1290 High Yield Bond Fund shares that are held for 30 calendar days or less are subject to a 2.00% redemption fee based on the current NAV on all classes subject to certain exceptions as described in the Fund’s prospectus. No such redemption fees were assessed during the year ended October 31, 2017. At a meeting held September 19-20, 2017, the Board approved that 1290 High Yield Bond Fund will no longer impose a redemption fee to be effective January 1, 2018.

The investment objectives of each Fund are as follows:

1290 Convertible Securities Fund (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 DoubleLine Dynamic Allocation Fund (sub-advised by DoubleLine Capital LP) — Seeks to achieve total return from long-term capital appreciation and income.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management Inc.) — Seeks to maximize capital appreciation.

1290 Global Talents Fund (sub-advised by AXA Investment Managers, Inc. (“AXA IM”), an affiliate of 1290 Asset Managers) — Seeks to provide long-term capital growth.

1290 High Yield Bond Fund (sub-advised by AXA IM) — Seeks to maximize current income.

1290 Low Volatility Global Equity Fund — Seeks long-term capital appreciation while managing portfolio volatility.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2025 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2030 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2035 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2040 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

1290 Retirement 2045 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2050 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2055 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2060 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 SmartBeta Equity Fund (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of 1290 Asset Managers) — Seeks to achieve long-term capital appreciation.

1290 Unconstrained Bond Managers Fund (sub-advised by Pacific Investment Management Company LLC and TCW Investment Management Company) — Seeks to achieve maximum current income and total return over a full market cycle through opportunistic sector allocation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in Investment Company financial statements. Compliance with the guidance became effective for financial statements filed with the SEC on or after August 1, 2017. The Funds’ adoption of this rule, effective with these financial statements prepared as of October 31, 2017, had no effect on the Portfolios’ net assets or results of operations.

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the NAV of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Centrally cleared swaps are priced using the value determined by the central counterparty (“CCP”) at the end of the day. If the CCP price is unavailable, a price provided by an approved pricing service will be used.

Swaptions are marked-to-market daily based upon values from third party vendors.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

During the year ended October 31, 2017, the 1290 Unconstrained Bond Managers Fund held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Fund, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of October 31, 2017, is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. None of the Funds applied these procedures on October 31, 2017.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

Offering costs incurred in connection with the offering of shares of a Fund will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Fund’s commencement of public offering of shares.

Offering costs incurred during the year ended October 31, 2016 by the Funds shown below were:

Funds:	Offering Costs
1290 Global Talents	$34,321
1290 DoubleLine Dynamic Allocation	66,986

Additionally, offering costs incurred during the year ended October 31, 2017 by the Funds shown below were:

Funds:	Offering Costs
1290 Low Volatility Global Equity	$8,183
1290 Retirement 2020	10,271
1290 Retirement 2025	10,333
1290 Retirement 2030	10,334
1290 Retirement 2035	10,355
1290 Retirement 2040	10,406
1290 Retirement 2045	10,346
1290 Retirement 2050	10,333
1290 Retirement 2055	10,340
1290 Retirement 2060	10,403

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Therefore, no Federal, State and local income tax provision are required.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2017, the Funds did not incur any interest or penalties. Each of the tax years in the three year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Funds (1290 Convertible Securities Fund, 1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund declare and distribute monthly). Dividends to shareholders of the Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. The tax character of distributions for the years ended October 31, 2017 and October 31, 2016 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2017 are presented in the following table. For the Funds, the cumulative timing differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to capital loss carryforwards (1290 High Yield Bond and 1290 Unconstrained Bond Managers).

	Year Ended October 31, 2017		As of October 31, 2017		Year Ended October 31, 2016
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Convertible Securities	$551,719	$—	$273,831	$232,318	$423,202	$—
1290 DoubleLine Dynamic Allocation	1,429,740	1,542	1,404,530	2,763,921	—	—
1290 GAMCO Small/Mid Cap Value	85,954	59,267	336,941	240,698	125,312	448
1290 Global Talents	91,424	—	29,669	—	—	—
1290 High Yield Bond	1,657,498	—	—	—	2,047,010	—
1290 Low Volatility Global Equity	—	—	31,156	—	—	—
1290 Multi-Alternative Strategies	77,890	6,435	—	66,693	57,243	—
1290 Retirement 2020	—	—	32,956	2	—	—
1290 Retirement 2025	—	—	32,196	—	—	—
1290 Retirement 2030	—	—	29,601	—	—	—
1290 Retirement 2035	—	—	29,384	—	—	—
1290 Retirement 2040	—	—	29,184	—	—	—
1290 Retirement 2045	—	—	29,005	—	—	—
1290 Retirement 2050	—	—	28,805	—	—	—
1290 Retirement 2055	—	—	28,620	—	—	—
1290 Retirement 2060	—	—	28,579	—	—	—
1290 SmartBeta Equity	151,006	—	257,775	159,306	153,198	—
1290 Unconstrained Bond Managers	1,465,166	—	1,281,866	—	776,549	—

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

The following Funds had a Return of Capital during the year ended October 31, 2017:

Funds:	Return of Capital
1290 High Yield Bond	$17,878

Additionally, the following Funds had a Return of Capital during the year ended October 31, 2016:

Funds:	Return of Capital
1290 High Yield Bond	$17,144
1290 Multi-Alternative Strategies	28,089
1290 Unconstrained Bond Managers	1,185,296

Permanent book and tax differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at October 31, 2017 as follows:

Funds:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
1290 Convertible Securities	$251,121	$(251,121)	$—
1290 DoubleLine Dynamic Allocation	103,316	(80,008)	(23,308)
1290 GAMCO Small/Mid Cap Value	(2,523)	2,523	—
1290 Global Talents	11,243	3,990	(15,233)
1290 High Yield Bond	181	(181)	—
1290 Low Volatility Global Equity	183	—	(183)
1290 Multi-Alternative Strategies	(25,009)	25,009	—
1290 Retirement 2020	226	—	(226)
1290 Retirement 2025	231	—	(231)
1290 Retirement 2030	232	—	(232)
1290 Retirement 2035	227	—	(227)
1290 Retirement 2040	222	—	(222)
1290 Retirement 2045	223	—	(223)
1290 Retirement 2050	220	—	(220)
1290 Retirement 2055	216	—	(216)
1290 Retirement 2060	212	—	(212)
1290 SmartBeta Equity	267	(267)	—
1290 Unconstrained Bond Managers	1,227,110	(1,220,282)	(6,828)

The significant permanent book and tax differences related to the adjustments above are convertible preferred debt instrument interest accrual adjustments (1290 Convertible Securities), reclassification of foreign currency gains and losses (1290 Unconstrained Bond Managers) and reclassification of swap income (1290 Unconstrained Bond Managers).

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds have losses incurred that will be carried forward under the provisions of the RIC Mod Act as follows:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Convertible Securities	$359,661	$—	$—	$—
1290 Global Talents	—	—	75,121	—

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 High Yield Bond	$21,298	$—	$712,913	$1,499,001
1290 Multi-Alternative Strategies	73,941	72,576	—	—
1290 SmartBeta Equity	64,666	34,390	—	—
1290 Unconstrained Bond Managers	—	—	487,903	121,136

Sale-Buybacks:

The Funds may enter into financing transactions referred to as “sale-buybacks”. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Fund’s Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Fund’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Fund’s Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. In the event the net exposure for sale-buybacks and certain derivatives trades exceeds $250,000 (on a per counterparty basis) the Fund will post additional collateral. None of the Funds had open sale-buybacks at October 31, 2017.

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2017

closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of purchase) of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

A Fund may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Funds may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in

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themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

The Funds may be exposed to foreign currency risks associated with Fund investments. During the reporting period, the Funds entered into certain forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

A Fund may purchase foreign currency on a spot (or cash) basis. In addition, a Fund may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Funds. The Sub-Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. There is potential for swaps to be illiquid. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

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Currency swaps involve the exchange by one party with another party of a series of payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund may enter into currency swaps that involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), the Fund may value the credit default swap at its notional amount in applying certain of the Fund’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption

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risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Collateral:

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities posted by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Collateral pledged by counterparties is not included in the Fund’s assets because the Fund does not obtain effective control over those assets. For OTC derivatives, collateral posted or received by the Fund is held in a segregated account at the respective counterparty or Fund’s custodian. As of October 31, 2017, collateral pledged by counterparties to 1290 DoubleLine Dynamic Allocation for OTC derivatives consisted of $606,753 in the form of a U.S. Treasury Bill.

Market and Credit Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Fund generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Fund generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e. yield) movements. As of October 31, 2017, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Fund is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

Forward commitments and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such

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transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Because certain Funds invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Funds indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector with their individual investment strategies including futures, forward currency contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types,

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they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser supervises the investment program for each Fund in accordance with each Fund’s investment objectives, policies and restrictions. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Management Fees
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets
1290 Retirement 2060	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Global Talents	0.800	0.750	0.725	0.700	0.675
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%
1290 Low Volatility Global Equity	0.500	0.490	0.480	0.470

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Convertible Securities	0.700%	0.680%	0.660%
1290 High Yield Bond	0.600	0.580	0.560
1290 Unconstrained Bond Managers	0.800	0.780	0.760

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

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In addition to the advisory fee, each Fund pays the Administrator its proportionate share of an asset-based administration fee, which is equal to an annual rate of the greater of 0.15% of each Fund’s average daily net assets, or $30,000 per Fund (or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable). The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*	The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time. Prior to March 1, 2017, the rate for Class T shares (when they were known as Class C shares) was 1.00%.

The Trust, on behalf of the Funds, has entered into a Transfer Agency and Service Agreement (the “Transfer Agency Agreement”) with Boston Financial Data Services (“BFDS”). Pursuant to the Transfer Agency Agreement, BFDS is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, BFDS receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. At year end, certain of the Funds maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Trust, on behalf of the Funds, has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with 1290 Asset Managers whereby 1290 Asset Managers has contractually agreed to waive fees and/or reduce its fees to the extent that the aggregate expenses incurred by a Fund in any fiscal year, including but not limited to offering costs and investment advisory fees of the Adviser (but excluding interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Fund invests, other expenditures that are capitalized in accordance with generally accepted accounting principles (other than

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offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) (“Fund Operating Expenses”), exceed the Maximum Annual Operating Expense Limit of:

	Total Expense Limited to (% of daily net assets)
Funds:	Class A	Class I	Class R	Class T**
1290 Convertible Securities	1.05%	1.05%	1.05%	1.05%
1290 DoubleLine Dynamic Allocation	1.00	1.00	1.00	1.00
1290 GAMCO Small/Mid Cap Value	1.00	1.00	1.00	1.00
1290 Global Talents	1.00	1.00	1.00	1.00
1290 High Yield Bond	0.80	0.80	0.80	0.80
1290 Low Volatility Global Equity*	0.65	0.65	0.65	0.65
1290 Multi-Alternative Strategies*	1.40	1.40	1.40	1.40
1290 Retirement 2020*	0.65	0.65	0.65	0.65
1290 Retirement 2025*	0.65	0.65	0.65	0.65
1290 Retirement 2030*	0.65	0.65	0.65	0.65
1290 Retirement 2035*	0.65	0.65	0.65	0.65
1290 Retirement 2040*	0.65	0.65	0.65	0.65
1290 Retirement 2045*	0.65	0.65	0.65	0.65
1290 Retirement 2050*	0.65	0.65	0.65	0.65
1290 Retirement 2055*	0.65	0.65	0.65	0.65
1290 Retirement 2060*	0.65	0.65	0.65	0.65
1290 SmartBeta Equity	0.90	0.90	0.90	0.90
1290 Unconstrained Bond Managers	1.00	1.00	1.00	1.00

*	Includes fees and expenses of other investment companies in which the Fund invests.
**	Class T shares were known as Class C shares prior to March 1, 2017.

Prior to March 1, 2017, 1290 Asset Managers had contractually agreed to the following expense limitations:

	Total Expense Limited to (% of daily net assets)
Funds:	Class A	Class I	Class R	Class T*
1290 GAMCO Small/Mid Cap Value	1.10%	1.10%	1.10%	1.10%
1290 Global Talents	1.15	1.15	1.15	1.15
1290 High Yield Bond	0.85	0.85	0.85	0.85
1290 SmartBeta Equity	1.10	1.10	1.10	1.10
1290 Unconstrained Bond Managers	1.15	1.15	1.15	1.15

*	Class T shares were known as Class C shares prior to March 1, 2017.

1290 Asset Managers first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to 1290 Asset Managers the advisory fees waived or other expenses assumed and paid for by 1290 Asset Managers pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or

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assumed by 1290 Asset Managers. During the year ended October 31, 2017, the Funds did not incur recoupment fees. At October 31, 2017, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through			Total Eligible For Reimbursement
Funds:	2018	2019	2020
1290 Convertible Securities	$79,383	$181,764	$163,842	$424,989
1290 DoubleLine Dynamic Allocation	—	206,816	282,307	489,123
1290 GAMCO Small/Mid Cap Value	256,568	170,475	198,074	625,117
1290 Global Talents	—	124,531	198,217	322,748
1290 High Yield Bond	398,213	190,254	227,000	815,467
1290 Low Volatility Global Equity	—	—	93,099	93,099
1290 Multi-Alternative Strategies	67,806	167,229	163,049	398,084
1290 Retirement 2020	—	—	96,299	96,299
1290 Retirement 2025	—	—	96,317	96,317
1290 Retirement 2030	—	—	95,969	95,969
1290 Retirement 2035	—	—	96,339	96,339
1290 Retirement 2040	—	—	96,423	96,423
1290 Retirement 2045	—	—	97,023	97,023
1290 Retirement 2050	—	—	96,472	96,472
1290 Retirement 2055	—	—	96,529	96,529
1290 Retirement 2060	—	—	96,563	96,563
1290 SmartBeta Equity	283,924	150,945	198,111	632,980
1290 Unconstrained Bond Managers	80,587	294,316	311,753	686,656

During the year ended October 31, 2017, the Distributor voluntarily waived distribution fees for the Funds’ Class T shares. These amounts as follows are not eligible for recoupment:

Funds:	Voluntary Waivers
1290 GAMCO Small/Mid Cap Value	$586
1290 High Yield Bond	648
1290 SmartBeta Equity	557

During the year ended October 31, 2017, FMG LLC voluntarily waived fees for certain Funds. The amounts waived were as follows and are not eligible for recoupment:

Funds:	Voluntary Waivers
1290 Convertible Securities	$ 3,135
1290 DoubleLine Dynamic Allocation	7,962
1290 GAMCO Small/Mid Cap Value	5,202
1290 Global Talents	3,024
1290 High Yield Bond	4,316
1290 Multi-Alternative Strategies	2,346
1290 SmartBeta Equity	1,864
1290 Unconstrained Bond Managers	10,025

During the year ended October 31, 2017, DoubleLine Capital LP reimbursed 1290 DoubleLine Dynamic Allocation Fund $21,613 of investment management fees from the DoubleLine Floating Rate Fund and the DoubleLine Global Bond Fund, which are underlying investments in this Fund. This reimbursement is not eligible for recoupment.

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Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the year ended October 31, 2017, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Convertible Securities	$975	$—	$—
1290 DoubleLine Dynamic Allocation	28,743	—	—
1290 GAMCO Small/Mid Cap Value	40,396	—	—
1290 Global Talents	23,557	—	—
1290 High Yield Bond	11,286	—	—
1290 Multi-Alternative Strategies	19,343	—	—
1290 SmartBeta Equity	13,675	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 4	Percentage of Ownership by Affiliates

At October 31, 2017, 1290 Asset Managers held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Convertible Securities	93.20%
1290 Doubleline Dynamic Allocation	93.17
1290 GAMCO Small/ Mid Cap Value	13.56
1290 Global Talents	96.23
1290 High Yield Bond	90.88
1290 Low Volatility Global Equity	96.40
1290 Multi-Alternative Strategies	59.75
1290 Retirement 2020	100.00
1290 Retirement 2025	100.00
1290 Retirement 2030	100.00
1290 Retirement 2035	100.00
1290 Retirement 2040	100.00
1290 Retirement 2045	99.70
1290 Retirement 2050	100.00
1290 Retirement 2055	100.00
1290 Retirement 2060	100.00
1290 SmartBeta Equity	81.28
1290 Unconstrained Bond Managers	99.49

Note 5	Subsequent Events

The Adviser evaluated subsequent events from October 31, 2017, the date of these financial statements, through the date these financial statements were issued. There were no subsequent events to disclose.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

October 31, 2017

Note 6	Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation’’). The lawsuit was filed derivatively on behalf of eight Portfolios of EQ Advisors Trust (a separate Trust) advised by the Adviser. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to the Adviser and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, the Adviser and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief and in December 2011, the Defendants filed a motion to dismiss the Amended Complaint. In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint.

In January 2013, a second lawsuit against the Adviser was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of certain Portfolios of EQ Advisors Trust advised by the Adviser. The Sanford Litigation does not involve any of the Funds. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to the Adviser in its capacity as the Administrator of EQ Advisors Trust (a separate Trust). The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of the Adviser and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that the Adviser and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

None of the Funds within the Trust are a party to the Sivolella or Sanford Litigations and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of 1290 Funds and Shareholders of 1290 Convertible Securities Fund, 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 High Yield Bond Fund, 1290 Low Volatility Global Equity Fund, 1290 Multi-Alternatives Strategies Fund, 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund, 1290 Retirement 2060 Fund, 1290 SmartBeta Equity Fund and 1290 Unconstrained Bond Managers Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting 1290 Funds (hereafter referred to as the “Trust”) as of October 31, 2017, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, transfer agents, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 15, 2017

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2017 (UNAUDITED)

At a meeting held on July 18-20, 2017, the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) with AXA Equitable Funds Management Group, LLC (d/b/a 1290 Asset Managers®) (“1290 Asset Managers” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreement(s) (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to the Funds listed, for an additional one-year term.

Funds	Agreement(s) Renewed by the Trust’s Board with respect to the Funds

1290 Multi-Alternative Strategies Fund

1290 Retirement 2020 Fund

1290 Retirement 2025 Fund

1290 Retirement 2030 Fund

1290 Retirement 2035 Fund

1290 Retirement 2040 Fund

1290 Retirement 2045 Fund

1290 Retirement 2050 Fund

1290 Retirement 2055 Fund

1290 Retirement 2060 Fund

(collectively, the “1290 Retirement Funds”)

Advisory Agreement with 1290 Asset Managers

1290 Convertible Securities Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with Palisade Capital Management LLC

1290 DoubleLine Dynamic Allocation Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with DoubleLine Capital LP

1290 GAMCO Small/Mid Cap Value Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with GAMCO Asset Management, Inc. (“GAMCO”)

1290 Global Talents Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with AXA Investment Managers Inc. (“AXA IM”)

1290 High Yield Bond Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with AXA IM

1290 SmartBeta Equity Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with AXA Rosenberg Investment Management LLC (“AXA Rosenberg”)

1290 Unconstrained Bond Managers Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with Pacific Investment Management Company, LLC Sub-Advisory Agreement with TCW Investment Management Company (“TCW”)

In reaching its decision to renew the Agreement(s) with respect to each Fund, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to each Fund, including: (1) the nature, quality and extent of the overall services to be provided to the Fund by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates, including the investment performance of the Fund; (2) the level of the Fund’s advisory fee and, where applicable, sub-advisory fee(s), and the Fund’s expense ratios relative to those of peer funds; (3) the costs of the services to be provided by, and the profits to be realized by, the Adviser and its affiliates from their relationships with the Fund; (4) the anticipated effect of growth and size on the Fund’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with shareholders; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Adviser(s) and their respective affiliates (i.e., indirect benefits that the Adviser or its affiliates would not receive but for the existence of the Funds). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the fee arrangements for the Funds are in many cases the result of review and discussion in prior years between the Trustees and the Adviser and that their conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Fund, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation; legal and compliance matters; shareholder and other services and support provided to the Funds by the Adviser, the relevant Sub-Adviser(s) and their respective affiliates; sales and marketing activity; and risk management. In addition, the sub-groups of the Board’s Investment Committee, comprised of Independent Trustees, management representatives, and outside legal counsel, met individually and engaged in extensive discussions with Sub-Advisers during in-person presentations made throughout the year.

Information provided and discussed specifically in connection with the annual renewal process included an extensive report prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee and expense information for each Fund and comparative investment performance information for each Fund with at least one year of operating history as of March 31, 2017. Over the course of the year prior to the July 2017 meeting, the Independent Trustees, in consultation with their independent legal counsel, engaged in an extensive review of the materials provided by Broadridge (and its predecessor) in connection with prior meetings at which the Board had considered the annual renewal of investment advisory arrangements. The materials provided by Broadridge in connection with the July 2017 meeting included additional and updated information requested by the Independent Trustees as a result of this review. The additional material prepared by management generally included Fund-by-Fund information showing each Fund’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Fund-by-Fund basis. In addition, for each Fund, the Adviser and the relevant Sub-Adviser(s) provided separate materials describing the Fund’s investment performance over various time periods and the services provided and the fees charged with respect to the Fund, and discussing whether the Fund had performed as expected over time and other matters.

The Independent Trustees met in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions during the meeting to discuss the Agreements and the information provided. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements and also received from counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreements. In addition, the Independent Trustees reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of EQ Advisors Trust, which is also managed by the Adviser, and that all of the Board members also currently serve on the Board of Trustees of EQ Advisors Trust. The Board also noted that each Sub-Adviser other than TCW currently serves as investment sub-adviser for one or more portfolios, or allocated portion(s) of portfolio(s), of EQ Advisors Trust (such Sub-Advisers together, the “EQAT Sub-Advisers”). The Trustees took into account information relating to the Adviser and the EQAT Sub-Advisers provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, at prior meetings of the Board of Trustees of EQ Advisors Trust, and the Trustees noted their experience and familiarity with the Adviser, the EQAT Sub-Advisers, and the portfolios of EQ Advisors Trust gained from their service on the Boards of Trustees of EQ Advisors Trust and the Trust.

Although the Board approved the renewal of the Agreements for all of the Funds at the same Board meeting, the Board considered each Fund separately. In approving the renewal of the relevant Agreement(s) with respect to each Fund, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of all information, determined that the advisory fee and, where applicable, sub-advisory fee(s) were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Fund and its shareholders by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Fund and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Fund(s) and for portfolios and accounts similar to the Fund(s) each advises, including, as applicable, portfolios or allocated portion(s) of portfolio(s) of EQ Advisors Trust.

With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Funds (and the portions thereof); researching, selecting and hiring Sub-Advisers, conducting ongoing “due diligence” on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Fund assets among Sub-Advisers; overseeing the selection of investments for the Funds (or the portions thereof) that the Sub-Advisers sub-advise; making investment decisions for the Funds (or the portions thereof) that it manages directly; monitoring and evaluating the performance of the Funds (or the portions thereof); monitoring the investment operations and composition of the Funds (or the portions thereof) and, in connection therewith, monitoring compliance with the Funds’ investment objectives, policies and restrictions, as well as the Funds’ compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Funds among the Sub-Advisers and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Funds. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Funds and its process for making investment decisions for the Funds (or the portions thereof) that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the personnel who perform those functions with respect to the Funds. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Funds and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Funds. The Board considered that the Adviser’s responsibilities include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Funds. The Board also considered information regarding the Adviser’s ongoing risk management activities. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on the Trustees’ experience and familiarity, in their capacities as Trustees of EQ Advisors Trust, with the Adviser serving as the investment manager for portfolios of EQ Advisors Trust, and on periodic reports provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, regarding the services provided by the Adviser to those other portfolios.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Fund(s) (or the portion(s) thereof) that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the Fund(s) (or the portion(s) thereof) that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the Fund(s) (or the portion(s) thereof) that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Fund(s). The Board also considered information regarding each Sub-Adviser’s procedures for executing portfolio transactions for the Fund(s) (or the portion(s) thereof) that it sub-advises and procedures for selecting brokers and dealers and, where applicable, obtaining research from those brokers and dealers. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by each EQAT Sub-Adviser also was based, in part, on the Trustees’ experience and familiarity, in their capacities as Trustees of EQ Advisors Trust, with the EQAT Sub-Adviser serving as an investment sub-adviser for one or more portfolios, or allocated portion(s) of portfolio(s), of EQ Advisors Trust, and on periodic reports provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, regarding the services provided by the EQAT Sub-Adviser to those other portfolios.

The Board also considered, among other factors, periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. In addition, the Board considered the allocation of Fund brokerage, including allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. The Board also considered the use of “soft” commission dollars to pay for research services, as applicable. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Fund, including a report by an independent portfolio trading analytical firm. The Board also considered the Funds’ Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. The Board members also factored into their review their experience and familiarity, in their capacities as Trustees of EQ Advisors Trust, with the Adviser’s and each EQAT Sub-Adviser’s compliance programs, policies, and procedures with respect to EQ Advisors Trust. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and reviewed information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Funds. The Independent Trustees also requested and received a formal presentation about business relationships that the Adviser and/or its affiliates, including AXA Equitable Life Insurance Company, have with Sub-Advisers and/or their affiliates in addition to the relationships involving the Funds. In this regard, the Board also received presentations about the policies and procedures adopted by the Adviser and the Trust to identify and mitigate potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered the benefits to shareholders from participation in a Fund sponsored by the Adviser, including the Adviser’s experience operating a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that shareholders have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, shareholder servicing and distribution support services that the Adviser and its affiliates provide to the Funds and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and shareholders’ experience with the mutual funds sponsored by the Adviser.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to financial regulatory reform and other regulatory initiatives, as well as other significant developments within the mutual fund industry. The Board also considered strategic and other actions taken by the Adviser and the Sub-Advisers in response to recent market conditions and considered the overall performance of the Adviser and the Sub-Advisers in this context. In this regard, among other things, the Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting all mutual funds, including pricing and valuation of portfolio securities; liquidity risk management; cybersecurity; and new reporting and disclosure requirements for mutual funds. The Board noted that certain of these topics may present significant challenges for mutual funds and result in an increase in the responsibilities of mutual fund service providers, including the Adviser.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Fund, the Board also took into account discussions with the Adviser and the relevant Sub-Adviser(s) about Fund investment performance that occur at Board meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Fund reviews and other detailed reports to the Board on Fund performance, the Board periodically considered information regarding each Fund’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”) and a peer group of other mutual funds deemed by Broadridge to be comparable to the Fund (“peer group”). The Board also considered Appendix A, which includes certain information provided to the Board regarding each Fund’s performance relative to a benchmark and a peer group for the one-year (as applicable) and since inception periods ended March 31, 2017. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also noted that each of the 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds had commenced operations on November 12, 2014; each of the 1290 Convertible Securities, 1290 Multi-Alternative Strategies, and 1290 Unconstrained Bond Managers Funds had commenced operations on July 6, 2015; the 1290 DoubleLine Dynamic Allocation Fund had commenced operations on March 7, 2016; the 1290 Global Talents Fund had commenced operations on April 11, 2016; and each of the 1290 Retirement Funds had commenced operations on February 27, 2017, so each Fund had only a short operating history on which to evaluate performance. For each Fund with at least one year of operating history as of March 31, 2017, the Board also considered information, provided directly by Broadridge, regarding a Fund’s performance over various time periods relative to a benchmark and peer groups. The Board also took note of the relatively small size of each Fund and the likely impact that a Fund’s size has on its relative expenses and performance.

The Board also factored into its evaluation of each Fund’s performance the limitations inherent in Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance.

In evaluating the Funds’ performance, the Board also took into account factors including general market conditions (including the amount of volatility in the market over the past year); the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. The Board also considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

With respect to the performance of the 1290 Multi-Alternative Strategies Fund and each of the 1290 Retirement Funds, the Board also considered that each Fund operates as a fund-of-funds and invests in exchange traded securities of other investment companies or investment vehicles (“ETFs”) and recognized, therefore, that each Fund’s performance is based, in part, on the total returns of the ETFs in which it invests.

Based on its review, the Board determined, with respect to each Fund, that (i) the Fund and its shareholders would benefit from the Adviser’s and each relevant Sub-Adviser’s continued management of the

Fund, and (ii) the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates were appropriate for the Fund in light of its investment objective(s) and, thus, supported a decision to approve the renewal of the Agreement(s).

Expenses

The Board considered each Fund’s advisory fee and, where applicable, sub-advisory fee(s), in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Adviser(s). The Board also reviewed comparative fee and expense information for each Fund provided to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Fund’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Fund (a Fund’s “Broadridge category”). For each Fund, Broadridge provided information on the Fund’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Fund, as well as information on the Fund’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Fund paid to the Adviser in its capacity as administrator for the Fund. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons both including and excluding any 12b-1 or non 12b-1 service fees and fees and expenses of any underlying funds in which a fund invests.

Except for the 1290 Retirement Funds, the Broadridge expense data was based upon historical information taken from each Fund’s audited annual report for the period ended October 31, 2016. For the 1290 Retirement Funds, which commenced operations on February 27, 2017, the Broadridge expense data was based upon information taken from each Fund’s most recent prospectus. Broadridge provided expense data for Class I shares of each Fund. The Board reviewed the expense data for Class I shares as a proxy for all of a Fund’s share classes. In this regard, the Board noted that the expenses for a Fund’s Class I shares are generally lower than the expenses for a Fund’s other share classes and that the expense comparisons may differ for different classes. Fund-specific contractual advisory fee and total expense ratio comparisons are provided below. The total expense ratio comparisons exclude any 12b-1 or non 12b-1 service fees and, except as noted below, fees and expenses of any underlying funds in which a fund invests. The Board also took note of the relatively small size of each Fund and the likely impact that a Fund’s size has on its relative expenses.

The Board factored into its evaluation of each Fund’s fees and expenses the limitations inherent in Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Fund and other mutual funds in a Broadridge category may not be particularly relevant, given that in some cases a Fund may exhibit notable differences (for example, in its objective(s) and management techniques) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s advisory fee and total expense ratio. The Board also considered that all fees and expenses of each Fund are explicitly disclosed in Fund offering documents.

The Board also considered 1290 Multi-Alternative Strategies Fund’s and each 1290 Retirement Fund’s management fee rate relative to the management fee rates of other portfolios managed by the Adviser that, like the Funds, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Fund and other funds-of-funds managed by the Adviser.

1290 Multi-Alternative Strategies Fund. The Board considered that the contractual advisory fee for the 1290 Multi-Alternative Strategies Fund was at the median for the Fund’s Broadridge category. The Board also considered that the total expense ratio for the Class I shares of the Fund was in line with the median for the Fund’s Broadridge category.

1290 Convertible Securities, 1290 GAMCO Small/Mid Cap Value, and 1290 SmartBeta Equity Funds. The Board considered that the contractual advisory fee for each of the 1290 Convertible Securities, 1290 GAMCO Small/Mid Cap Value, and 1290 SmartBeta Equity Funds was at the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of each of these Funds was above the median for the Fund’s respective Broadridge category.

1290 High Yield Bond and 1290 Unconstrained Bond Managers Funds. The Board considered that the contractual advisory fee for each of the 1290 High Yield Bond and 1290 Unconstrained Bond Managers Funds was above (but within five basis points of) the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of each of these Funds was above the median for the Fund’s respective Broadridge category.

1290 DoubleLine Dynamic Allocation and 1290 Global Talents Funds. The Board considered that the contractual advisory fee for each of the 1290 DoubleLine Dynamic Allocation and 1290 Global Talents Funds was above the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of each of these Funds was above the median for the Fund’s respective Broadridge category.

1290 Retirement Funds. The Board considered that the contractual advisory fee for each of the 1290 Retirement Funds was above the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of each of these Funds was above the median for the Fund’s respective Broadridge category. For each of these Funds, the total expense ratio included the fees and expenses of the underlying funds in which the Fund invests.

The Board further considered that the advisory fee rate schedules for all Funds other than the 1290 Retirement Funds include breakpoints that reduce the fee rate as a Fund’s assets increase above certain levels. The Board noted that any such reduction in a Fund’s effective advisory fee would result in corresponding reductions in the Fund’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Fund’s total expense ratios do not exceed certain levels as set forth in its prospectus. In this regard, the Board also noted that the expense limitation arrangements for the 1290 Multi-Alternative Strategies Fund and each of the 1290 Retirement Funds include the fees and expenses of the underlying portfolios in which a Fund invests and, thus, such fees and expenses would not cause a Fund’s annual operating expenses to exceed its expense limitation. The Board noted that, as a result of these expense limitation arrangements, each Fund’s actual advisory fee was lower than its contractual advisory fee and was either at or below the median for the Fund’s respective Broadridge category.

In addition, with respect to each sub-advised Fund, the Board further considered the relative levels of the sub-advisory fee(s) paid to the relevant Sub-Adviser(s) and the advisory fee retained by the Adviser in light of, among other factors, the services provided to the Fund by the Adviser and the relevant Sub-Adviser(s), and the information prepared by management regarding the level of profits realized by the Adviser in connection with its operation of the Fund. The Board also considered the sub-advisory fee paid to each Sub-Adviser in light of fees paid by similar portfolios advised by the Sub-Adviser.

In addition, with respect to the 1290 GAMCO Small/Mid Cap Value Fund, after considering, among other things, the relative levels of the sub-advisory fee to be paid by the Adviser to GAMCO and the management fee to be retained by the Adviser, the Board approved, effective September 1, 2017, an amendment to the Sub-Advisory Agreement with GAMCO that is expected to lower the sub-advisory fee paid by the Adviser to GAMCO with respect to that Fund.

Based on its review, the Board determined, with respect to each Fund, that the Adviser’s advisory fee is fair and reasonable, and the Board determined, with respect to each sub-advised Fund, that each Sub-Adviser’s sub-advisory fee is fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Funds during the 12-month period ended December 31, 2016, which was the most recent fiscal year for the Adviser. The Board also took into account that the Adviser had launched the 1290 Funds retail fund complex in the third quarter of 2014 and, therefore, the Trust and the Funds had a relatively short operating history over which to review profitability information. The Board noted that it would continue periodically to review profitability as the Trust’s and the Funds’ operating histories lengthen.

In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Adviser’s and its affiliates’ cost accounting and other appropriate adjustments, the cost allocation methodology (which includes the expenses attributable to the services that AXA Equitable Life Insurance Company provides to support the Adviser in its role as investment adviser and administrator for the Funds) was consistent with that followed in the profitability report presentation for the Funds made the prior year to the Board and in the profitability report presentations for the portfolios of EQ Advisors Trust made this year and in prior years to the Board members in their capacities as Trustees of EQ Advisors Trust. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser).

In addition, with respect to the sub-advised Funds, the Board also noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances in each case for each of them. The Board further noted that each Sub-Adviser’s fee is paid by the Adviser and not the sub-advised Fund. The Board also noted that the sub-advisory fees paid by the Adviser to AXA IM and AXA Rosenberg, which are affiliates of the Adviser, are considered as possible fall-out benefits.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser from providing services to each Fund was not excessive in view of the nature, quality and extent of the services provided.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as the Funds grow larger and the extent to which this is reflected in the level of management and administrative fees charged. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with funds and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a fund’s effective fee rate declines as the fund grows in size, (ii) subsidizing a fund’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the fund’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a fund is priced to scale, which assumes that the fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a fund and its shareholders. The Board noted that the advisory fee rate schedules for all Funds other than the 1290 Retirement Funds include breakpoints that reduce the fee rate as Fund assets increase above certain levels. The Board also noted that the Adviser was subsidizing each Fund’s expenses by making payments or waiving all or a portion of its management, administrative and other fees so that the Fund’s total expense ratios do not exceed certain contractual levels as set forth in its prospectus. In addition, the Board considered that the Adviser shares any realized economies of scale with the Funds in other ways, which may include setting a Fund’s fees so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Fund’s operation (and bear the risk that the Fund will never become profitable), while shareholders of the Fund receive the benefit of economies of scale that the Adviser expects the Fund will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Funds through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Funds and their shareholders, such as hiring additional personnel and providing additional resources in areas relating to management and administration of the Funds. In addition, the Board noted that the sub-advisory fee schedules for certain Sub-Advisers aggregate the assets managed by the Sub-Adviser in a Fund and in one or more other funds for which the Sub-Adviser serves as investment sub-adviser. The Board also noted that the sub-advisory fee schedules for certain Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Fund assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to shareholders. Based on its consideration of the factors above and recognizing that the Funds have relatively short operating histories and relatively low asset levels to date, the Board concluded that there was a reasonable sharing of any realized economies of scale or efficiencies under the management, administrative and sub-advisory fee schedules at the present time.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also serves as the administrator for the Funds and receives compensation for acting in this capacity. In addition, the Board recognized that AXA IM and AXA Rosenberg, affiliates of the Adviser, serve as Sub-Advisers to certain of the Funds and receive sub-advisory fees that are paid by the Adviser out of the fees that it earns from those Funds. The Board also noted that AXA Distributors, LLC, also an affiliate of the Adviser, provides distribution support services for the Trust pursuant to an agreement with the Trust’s distributor, ALPS Distributors, Inc. AXA Distributors, LLC may receive from the Funds compensation (which may include payments pursuant to Rule 12b-1 plans with respect to their Class A, Class T (when offered for sale), and Class R shares) for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also recognized that other broker-dealers that are affiliated with the Adviser may sell, and earn sales commissions and/or other compensation with respect to, shares of the Funds. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board considered that a Sub-Adviser, through its position as a Sub-Adviser to its respective Fund, may engage in soft dollar transactions. In addition, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also noted that certain Sub-Advisers serve or may serve as investment sub-advisers for other funds advised by the Adviser and receive sub-advisory fees with respect to those funds. The Board also recognized that a Sub-

Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, the Funds and other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any “fall-out” benefits that may accrue to each Sub-Adviser are fair and reasonable.

Appendix A

The Board noted that the following information regarding each Fund’s performance relative to a benchmark and a peer group for the one-year (as applicable) and since inception periods ended March 31, 2017, supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods.

1290 Funds Investment Performance

For the periods ended March 31, 2017

		1 Year		Since Inception
	Inception Date	Without Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge
1290 GAMCO Small/Mid Cap Value - Class A	11/12/2014	20.83%	14.24%	10.07%	7.49%
1290 GAMCO Small/Mid Cap Value - Class T	11/12/2014	21.24	18.18	10.36	9.17

1290 GAMCO Small/Mid Cap Value - Class I	11/12/2014	21.24	N/A	10.36	N/A
1290 GAMCO Small/Mid Cap Value - Class R	11/12/2014	20.53	N/A	9.80	N/A
Lipper Small-Cap Core Funds		21.99	N/A	7.77	N/A
Russell 2500 Value Index		23.13	N/A	8.35	N/A

1290 Convertible Securities - Class A	07/06/2015	15.00	9.82	3.57	0.87
1290 Convertible Securities - Class I	07/06/2015	15.28	N/A	3.83	N/A
1290 Convertible Securities - Class R	07/06/2015	14.71	N/A	3.31	N/A
Lipper Convertible Securities Funds		14.65	N/A	3.63	N/A
BofA Merrill Lynch All U.S. Convertibles Index		18.12	N/A	5.22	N/A

1290 Multi-Alternative Strategies - Class A	07/06/2015	4.10	(1.59)	0.92	(2.30)
1290 Multi-Alternative Strategies - Class I	07/06/2015	4.25	N/A	1.14	N/A
1290 Multi-Alternative Strategies- Class R	07/06/2015	3.84	N/A	0.64	N/A
Lipper Alternative Multi-Strategy Funds		3.54	N/A	0.29	N/A
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index		0.36	N/A	0.27	N/A

1290 Global Talents - Class A	04/11/2016			11.23	5.13
1290 Global Talents - Class I	04/11/2016			11.49	N/A
1290 Global Talents - Class R	04/11/2016			10.92	N/A
Lipper Global Multi-Cap Growth				12.17	N/A
MSCI ACWI (Net) Index				16.14	N/A

1290 Low Volatility Global Equity - Class I	02/27/2017			1.00	N/A
Lipper Global Multi-Cap Core				1.29	N/A
MSCI ACWI Minimum Volatility (Net) Index				0.59	N/A
MSCI ACWI (Net) Index				1.04	N/A

1290 SmartBeta Equity - Class A	11/12/2014	10.01	3.97	5.56	3.09
1290 SmartBeta Equity - Class T	11/12/2014	10.28	7.53	5.85	4.71

1290 SmartBeta Equity - Class I	11/12/2014	10.28	N/A	5.85	N/A
1290 SmartBeta Equity - Class R	11/12/2014	9.72	N/A	5.32	N/A

		1 Year		Since Inception
	Inception Date	Without Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge
Lipper Global Large-Cap Core		12.64%	N/A	3.66%	N/A
MSCI World (Net) Index		14.77	N/A	5.35	N/A

1290 High Yield Bond - Class A	11/12/2014	14.93	9.79%	3.53	1.55%
1290 High Yield Bond - Class T	11/12/2014	15.21	12.31	3.79	2.68
1290 High Yield Bond - Class I	11/12/2014	15.33	N/A	3.83	N/A
1290 High Yield Bond - Class R	11/12/2014	14.67		3.28	N/A
Lipper High Yield Funds		13.30	N/A	3.89	N/A
BofA Merrill Lynch High Yield Master II Index		16.88	N/A	5.15	N/A

1290 Unconstrained Bond Managers - Class A	07/06/2015	5.21	0.45	1.91	(0.74)
1290 Unconstrained Bond Managers - Class I	07/06/2015	5.45	N/A	2.19	N/A
1290 Unconstrained Bond Managers - Class R	07/06/2015	4.97	N/A	1.70	N/A
Lipper Alternative Credit Focus Funds		6.69	N/A	2.55	N/A
BofA Merrill Lynch USD 3-Month Deposit Offered Rate Constant Maturity Index		0.74	N/A	0.57	N/A

1290 DoubleLine Dynamic Allocation - Class A	03/07/2016	8.90	2.93	10.16	4.48
1290 DoubleLine Dynamic Allocation - Class I	03/07/2016	9.23		10.47	N/A
1290 DoubleLine Dynamic Allocation - Class R	03/07/2016	8.67		9.94	N/A
Lipper Mixed-Asset Target Alloc Moderate Funds		3.84	N/A	9.86	N/A
60% S&P 500 Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index		10.26	N/A	12.00	N/A

1290 Retirement 2020 - Class I	02/27/2017			0.20	N/A
Lipper Mixed-Asset Target 2020 Funds				0.39	N/A
S&P Target Date 2020 Index				0.27	N/A

1290 Retirement 2025 - Class I	02/27/2017			0.30	N/A
Lipper Mixed-Asset Target 2025 Funds				0.54	N/A
S&P Target Date 2025 Index				0.32	N/A

1290 Retirement 2030 - Class I	02/27/2017			0.30	N/A
Lipper Mixed-Asset Target 2030 Funds				0.61	N/A
S&P Target Date 2030 Index				0.36	N/A

1290 Retirement 2035 - Class I	02/27/2017			0.40	N/A
Lipper Mixed-Asset Target 2035 Funds				0.78	N/A
S&P Target Date 2035 Index				0.41	N/A

1290 Retirement 2040 - Class I	02/27/2017			0.40	N/A
Lipper Mixed-Asset Target 2040 Funds				0.76	N/A
S&P Target Date 2040 Index				0.44	N/A

1290 Retirement 2045 - Class I	02/27/2017			0.40	N/A
Lipper Mixed-Asset Target 2045 Funds				0.88	N/A
S&P Target Date 2045 Index				0.47	N/A

1290 Retirement 2050 - Class I	02/27/2017			0.50	N/A
Lipper Mixed-Asset Target 2050 Funds				0.80	N/A
S&P Target Date 2050 Index				0.50	N/A

1290 Retirement 2055 - Class I	02/27/2017			0.50	N/A
Lipper Mixed-Asset Target 2055+ Funds				0.91	N/A
S&P Target Date 2055 Index				0.52	N/A

1290 Retirement 2060 - Class I	02/27/2017			0.50	N/A
Lipper Mixed-Asset Target 2055+ Funds				0.91	N/A
S&P Target Date 2060+ Index				0.54	N/A

Federal Income Tax Information (Unaudited)

Funds:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
1290 Convertible Securities	0.00%	$—	$—	$—
1290 DoubleLine Dynamic Allocation	1.33	—	—	1,542
1290 GAMCO Small/Mid Cap Value	85.57	—	—	59,267
1290 Global Talents	0.00	—	—	—
1290 High Yield Bond	0.00	—	—	—
1290 Low Volatility Global Equity	0.00	—	—	—
1290 Multi-Alternative Strategies	0.00	—	—	6,435
1290 Retirement 2020	0.00	—	—	—
1290 Retirement 2025	0.00	—	—	—
1290 Retirement 2030	0.00	—	—	—
1290 Retirement 2035	0.00	—	—	—
1290 Retirement 2040	0.00	—	—	—
1290 Retirement 2045	0.00	—	—	—
1290 Retirement 2050	0.00	—	—	—
1290 Retirement 2055	0.00	—	—	—
1290 Retirement 2060	0.00	—	—	—
1290 SmartBeta Equity	89.81	—	—	—
1290 Unconstrained Bond Managers	0.00	—	—	—

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with federal and state law as well as the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information are shown below.

The Trustees

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (1958)	Trustee, President and Chief Executive Officer	From October 1, 2017 to present, Trustee, President and Chief Executive Officer and from June 9, 2014 through September 2017, and Chairman of the Board from June 9, 2014 through September 2017	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group (“FMG”) unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President, MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.	121	None.

*	Affiliated with the Adviser and/or the Distributor.

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Mark A. Barnard c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1949)	Trustee	From February 27, 2017 to present	From 1995 to 1998, Manager of Private Investments, from 1998 to 2001, Director of Private Investments, and from 2001 to present, Managing Director — Private Investments, Howard Hughes Medical Institute; from 1985 to 1992, Assistant Director of Real Estate, and from 1992 to 1995, Associate Director of Real Estate, Massachusetts Institute of Technology.	121	None.
Thomas W. Brock c/o 1290 Funds 1290 Avenue of the Americas, New York, New York 10104 (1949)	Trustee	From January 1, 2016 to present	From June 2016 to May 2017, Director and President and Chief Executive Officer and from January 2016 to June 2016, Director and interim President and Chief Executive Officer, Silver Bay Realty Trust Corp.; from 2006 to 2012, Chief Executive Officer and Co-Founder of Stone Harbor Investment Partners.	121	From December 2012 to January, 2016, Lead Independent Director, Audit Committee Member and Compensation Committee Chair, Silver Bay Realty Trust Corp.; from 2016 to present, Chair and from 2005 to present, Director and Audit Committee Member, Liberty All- Star Funds (2); and from 2006 to 2012, Director, Stone Harbor Investment Funds (5).
Donald E. Foley c/o 1290 Funds 1290 Avenue of the Americas, New York, New York 10104 (1951)	Trustee	From June 9, 2014 to present	From 2010 to 2011, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation; from 1996 to 2010, Senior Vice President, Treasurer and Director of Tax ITT Corporation; from 1989 to 1996, Assistant Treasurer, International Paper Company.	121	From 2011 to 2012, Director, and from 2012 to 2016, Advisory Committee Member, M&T Corporation; from
					2007 to 2011, Director and member of the Audit Committee and Compensation Committee, Wilmington Trust Corporation; from 2008 to 2010, Advisory Board member, Northern Trust Company and Goldman Sachs Management Groups; from 2015 to present, Director, BioSig Technologies Inc.; and from 2015 to present, Director, Wilmington Funds.

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Christopher P.A. Komisarjevsky c/o 1290 Funds 1290 Avenue of the Americas, New York, New York 10104 (1945)	Trustee	From June 9, 2014 to present	From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council; from 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations); from 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	121	None.
H. Thomas McMeekin c/o 1290 Funds 1290 Avenue of the Americas, New York, New York 10104 (1953)	Trustee	From June 9, 2014 to present	From 2015 to present, CEO of Blue Key Services, LLC; from 2000 to present, Managing Partner and Founder of Griffin Investments, LLC; from 2009 to 2012, Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management.	121	From 2015 to present, Director, Blue Key Services LLC; From 2012 to present, Director Achaean Financial Group; from 2011 to 2012, Director US Life Insurance Company in the City of New York.
Gloria D. Reeg c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From February 27, 2017 to present	From 2007 to 2016, Chief Investment Officer and Senior Vice President, New York-Presbyterian Hospital; from 2005 to 2007, Trustee and Treasurer, Casey Family Programs (foundation); from 2002 to 2004, Global Head of Fixed Income and Executive Director, Principal Global Investors (asset management firm); from 1992 to 2000, Managing Director — Global Consulting, Russell Investment Group.	121	None.
Gary S. Schpero c/o 1290 Funds 1290 Avenue of the Americas, New York, New York 10104 (1953)	Chairman of the Board	From June 9, 2014 to present, Independent Trustee; from October 1, 2017 to present, Chairman of the Board and from June 9, 2014 through September 2017, Lead Independent Trustee	Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	121	From May 2012 to present, Trustee, Blackstone/GSO Senior Floating Rate Term Fund and Blackstone/GSO Long–Short Credit Income Fund; from October 2012 to present, Trustee, Blackstone/GSO Strategic Credit Fund; from September 2017 to present, Trustee, Blackstone/GSO Floating Rate Enhanced Income Fund.

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Kenneth L. Walker c/o 1290 Funds 1290 Avenue of the Americas, New York, New York 10104 (1952)	Trustee	From June 9, 2014 to present	From May 2002 to March 2016, Partner and from March 2016 to present, employee, The Capital Management Corporation (investment advisory firm).	121	None.
Caroline L. Williams c/o 1290 Funds 1290 Avenue of the Americas, New York, New York 10104 (1946)	Trustee	From June 9, 2014 to present	From July 2010 to December 2012, Executive Vice President, from May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank); and from 1997 to 2009, Director, Hearst-Argyle Television.	121	None.

**	Each Trustee serves during the existence of the Trust until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed, is incapacitated or is otherwise unable or unwilling to serve. Each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 75 years.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust, 1290 Funds and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information, which can be obtained, without charge, by calling 1-888-310-0416.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, FMG LLC, and/or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, President and Chief Executive Officer	Trustee, President and Chief Executive Officer from June 10, 2014 to present; Chairman of the Board from June 10, 2014 through September 2017	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President, MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director, MONY International Holdings, LLC.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1955)	Senior Vice President, Chief Legal Officer and Secretary	From June 10, 2014 to present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Brian Walsh Newport Center, 525 Washington Boulevard, 30th Floor, Jersey City, New Jersey 07310-1606 (1968)	Chief Financial Officer and Treasurer	From June 10, 2014 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Lead Director of AXA Equitable.
Kenneth Kozlowski 1290 Avenue of the Americas New York, New York 10104 (1961)	Senior Vice President and Chief Investment Officer	From June 10, 2014 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President and Deputy Chief Investment Officer	From June 10, 2014 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director, AXA Equitable.
James Kelly Newport Center, 525 Washington Boulevard, 30th Floor, Jersey City, New Jersey 07310-1606 (1968)	Controller	From June 10, 2014 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Equitable.

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From June 10, 2014 to present	From June 2012 to present, Senior Vice President of FMG LLC; from February 2011 to present, member of Board of Directors of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director, AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
Roselle Ibanga Newport Center, 525 Washington Boulevard, 30th Floor, Jersey City, New Jersey 07310-1606 (1978)	Assistant Controller	From June 10, 2014 to present	From February 2009 to present, Director of AXA Equitable.
Lisa Perrelli Newport Center, 525 Washington Boulevard, 30th Floor, Jersey City, New Jersey 07310-1606 (1974)	Assistant Controller	From June 10, 2014 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable.
Anthony Geron, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1971)	Vice President and Assistant Secretary	From June 10, 2014 to present	From August 2015 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC and Lead Director and Associate General Counsel of AXA Equitable; from June 2014 to August 2015, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to August 2015, Senior Director and Counsel of AXA Equitable; and from October 2007 to May 2014, Associate of Willkie Farr & Gallagher LLP.
Kiesha T. Astwood-Smith, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1973)	Vice President and Assistant Secretary	From September 2015 to present	From December 2015 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2015 to present, Senior Director and Counsel of AXA Equitable. From July 2006 to September 2015, Counsel of The Bank of New York Mellon; and from January 2010 to September 2015, Vice President and Assistant Secretary of the Dreyfus Family of Funds.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (1970)	Chief Compliance Officer and Vice President	From June 10, 2014 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable’s FMG.
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (1976)	Vice President	From June 2017 to present	From April 2017 to present, Vice President of FMG LLC; from April 2014 through August 2016, Senior Vice President, Zealot Networks; from September 2008 through April 2012, Vice President of FMG LLC.
Patricia Cox 1290 Avenue of the Americas, New York, New York 10104 (1958)	Vice President and Anti-Money Laundering Compliance Officer	From June 10, 2014 to present	From June 2014 to present, Vice President of FMG LLC; from April 2014 to present, Senior Director of AXA Equitable; from March 2009 through September 2010, Operations Consultant for Wells Real Estate Funds; from October 2010 through March 2014, Director of Transfer Agent Operations, Wells Real Estate Funds; and from August 2004 through August 2008, Senior VP of Operations, AXA Enterprise Group of Funds.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (1963)	Vice President	From June 10, 2014 to present	From June 2012 to present, Vice President of FMG LLC; from September 2010 to present Senior Director of AXA Equitable; from November 2005 to September 2010, Assistant Vice President of AXA Equitable.
Miao Hu 1290 Avenue of the Americas, New York, New York 10104 (1978)	Vice President	From June 15, 2016 to present	From December 2014 to present, Director of Portfolio Analytics of FMG LLC; from November 2013 to December 2014, Lead Manager of Portfolio Analytics of FMG LLC; from January 2011 to November 2013, Financial Services Sector Specialist of FactSet Research Systems.

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Michal Levy 1290 Avenue of the Americas, New York, New York 10104 (1979)	Vice President	From June 15, 2016 to present	From December 2014 to present, member of the Board of Directors; from March 2017 to present, Senior Vice President and Chief Operating Officer of FMG LLC; from June 2014 to March 2017, Vice President of FMG LLC; from October 2013 to present, Senior Director and Chief Operating Officer of FMG LLC; from October 2011 to October 2013, Assistant Vice President of AXA Equitable; and from October 2008 to October 2011, Vice President of Portfolio Valuation at Duff & Phelps.
Xavier Poutas 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From June 15, 2016 to present	From May 2011 to present, Assistant Portfolio Manager of FMG LLC; from September 2013 to present, Senior Director of AXA Equitable; and from November 2008 to August 2013, Director of AXA Equitable.
Helen Lai 1290 Avenue of the Americas, New York, New York 10104 (1973)	Assistant Vice President	From June 15, 2016 to present	From March 2013 to present, Pricing and Valuation- Compliance of FMG LLC and Senior Manager, AXA Equitable; and from May 2009 to December 2012, HSBC, Hedge Fund Investor Services.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From June 10, 2014 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (1963)	Assistant Secretary	From June 10, 2014 to present	From July 2004 to present, Lead Manager/Legal Assistant for AXA Equitable and from March 2015 to present, Assistant Vice President and Assistant Secretary of FMG LLC.
Faria Adam 1290 Avenue of the Americas, New York, New York 10104 (1968)	Assistant Secretary	From March 3, 2016 to present	From May 2015 to present, Lead Manager/Legal Assistant of AXA Equitable; and from 1999 to 2015, Supervisory Paralegal at The Dreyfus Corporation, Bank of New York Mellon.
Lorelei Fajardo 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Secretary	From June 15, 2016 to present	From July 2013 to present, Senior Manager/Legal Assistant of AXA Equitable; from July 2008 to June 2013, Lead Associate/Legal Assistant of AXA Equitable.
Kathleen Chapman 1290 Avenue of the Americas, New York, New York 10104 (1954)	Assistant Secretary	From June 10, 2014 to present	From April 2014 to present, Lead Manager/ Senior Legal Assistant of AXA Equitable; from March 2011 to April 2014 Mutual Funds Regulatory Manager of GE Asset Management Incorporated and from 2005 to March 2011 Vice President and Senior Paralegal of Allianz Global Investors of America L.P.

*	The officers in the table above (except Ms. Cox) hold similar positions with other registered investment companies in the fund complex. The registered investment companies in the fund complex include the Trust, AXA Premier VIP Trust and EQ Advisors Trust.
**	Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.1290Funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFS#468022

AXA Equitable Life Insurance Company

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Donald E. Foley, Kenneth L. Walker and Caroline L. Williams serve on its audit committee as “audit committee financial experts” as defined in Item 3. Ms. Williams and Messrs. Foley and Walker are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees for fiscal year 2017: $457,231 and fiscal year 2016: $229,712.

(b) Audit-Related Fees for fiscal year 2017: $26,150 and fiscal year 2016: $16,735.

(c) Tax Fees for fiscal year 2017: $112,889 and fiscal year 2016: $91,186.

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d) All Other Fees for fiscal year 2017: $0 and fiscal year 2016: $0.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee’s delegate, consisting of the audit committee chair, lead independent trustee, the registrant’s chief executive officer and chief financial officer, acting by at least two of such individuals, has the authority to increase the amount by up to 10% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. The audit committee chair or the lead independent trustee also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For fiscal year 2017: $6,017,545 and fiscal year 2016: $5,534,709.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-advisers whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the annual report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
December 28, 2017

/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
December 28, 2017